UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2010

                   Date of reporting period: February 28, 2010

ITEM 1. SCHEDULE OF INVESTMENTS



WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

    SHARES       SECURITY NAME                                                                                             VALUE
--------------   ------------------------------------------------------------------                                   -------------
INVESTMENT COMPANIES: 92.05%
STOCK FUNDS: 10.31%
       214,322   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                               $   4,155,697
       100,184   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                                              1,468,699
        81,530   DODGE & COX INTERNATIONAL STOCK FUND                                                                     2,480,147
       249,848   EATON VANCE LARGE CAP VALUE FUND                                                                         4,177,457
       228,627   ING INTERNATIONAL VALUE FUND                                                                             2,494,318
       200,773   MFS VALUE FUND                                                                                           4,158,014
       352,103   ROYCE PENNSYLVANIA SMALL CAP VALUE FUND                                                                  3,337,940
       261,444   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      8,355,745
        41,644   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                               1,497,086
       287,277   THORNBURG INTERNATIONAL VALUE FUND                                                                       6,986,571
                                                                                                                         39,111,674
                                                                                                                      -------------
AFFILIATED STOCK FUNDS: 7.26%
       511,127   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                               4,186,128
           N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             8,329,209
           N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     4,975,962
       280,594   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                              3,350,291
       120,597   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                               3,359,833
           N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      3,312,823
                                                                                                                         27,514,246
                                                                                                                      -------------
BOND FUNDS: 13.39%
       500,944   ING GLOBAL REAL ESTATE FUND                                                                              7,053,289
     2,613,273   OPPENHEIMER INTERNATIONAL BOND FUND                                                                     16,646,551
     1,299,667   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                10,514,308
     1,866,343   PIMCO HIGH YIELD FUND                                                                                   16,554,465
                                                                                                                         50,768,613
                                                                                                                      -------------
AFFILIATED BOND FUNDS: 61.09%
     6,140,450   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                        66,255,457
     9,528,478   WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                               99,191,460
           N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                       66,206,598
                                                                                                                        231,653,515
                                                                                                                      -------------
TOTAL INVESTMENT COMPANIES (COST $320,512,054)                                                                          349,048,048
                                                                                                                      -------------

                                                                                          YIELD
SHORT-TERM INVESTMENTS: 6.93%
MUTUAL FUNDS: 6.45%
    24,453,431   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)                              0.08%                         24,453,431
                                                                                                                      -------------

   PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
--------------                                                                        -------------   -------------
US TREASURY BILLS: 0.48%
$      785,000   US TREASURY BILL## #                                                      0.16%        05/06/2010          784,784
     1,065,000   US TREASURY BILL## #                                                      0.16         08/05/2010        1,064,257
                                                                                                                          1,849,041
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $26,302,472)                                                                          26,302,472
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO


TOTAL INVESTMENTS IN SECURITIES
(COST $346,814,526)*                                                         98.98%                                   $ 375,350,520
OTHER ASSETS AND LIABILITIES, NET                                             1.02                                        3,851,014
                                                                            ------                                    -------------
TOTAL NET ASSETS                                                            100.00%                                    $379,201,534
                                                                            ------                                    -------------

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $367,317,331 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $12,757,490
GROSS UNREALIZED DEPRECIATION    (4,724,301)
                                -----------
NET UNREALIZED APPRECIATION     $ 8,033,189

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

WEALTHBUILDER EQUITY PORTFOLIO

    SHARES       SECURITY NAME                                                                                            VALUE
--------------   ------------------------------------------------------------------                                   -------------
INVESTMENT COMPANIES: 99.69%
STOCK FUNDS: 58.44%
       395,827   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                               $   7,675,085
       186,727   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                                              2,737,418
       150,014   DODGE & COX INTERNATIONAL STOCK FUND                                                                     4,563,438
       461,111   EATON VANCE LARGE CAP VALUE FUND                                                                         7,709,782
       419,366   ING INTERNATIONAL VALUE FUND                                                                             4,575,279
       370,570   MFS VALUE FUND                                                                                           7,674,514
       650,368   ROYCE PENNSYLVANIA SMALL CAP VALUE FUND                                                                  6,165,493
       482,197   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                     15,411,002
        76,339   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                               2,744,391
       527,624   THORNBURG INTERNATIONAL VALUE FUND                                                                      12,831,806
                                                                                                                         72,088,208
                                                                                                                      -------------
AFFILIATED STOCK FUNDS: 41.25%
       943,355   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                               7,726,075
           N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            15,464,089
           N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     9,138,706
       517,698   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                              6,181,319
       222,192   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                               6,190,264
           N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      6,191,553
                                                                                                                         50,892,006
                                                                                                                      -------------
TOTAL INVESTMENT COMPANIES (COST $111,010,016)                                                                          122,980,214
                                                                                                                      -------------

                                                                                          YIELD
                                                                                      -------------
SHORT-TERM INVESTMENTS: 0.01%
MUTUAL FUNDS: 0.01%
        14,603   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)                              0.08%                             14,603
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $14,603)                                                                                  14,603
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $111,024,619)*                                                         99.70%                                   $ 122,994,817
OTHER ASSETS AND LIABILITIES, NET                                             0.30                                          369,422
                                                                            ------                                    -------------
TOTAL NET ASSETS                                                            100.00%                                   $ 123,364,239
                                                                            ------                                    -------------

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $121,059,793 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 7,422,833
GROSS UNREALIZED DEPRECIATION    (5,487,809)
                                -----------
NET UNREALIZED APPRECIATION     $ 1,935,024

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

    SHARES       SECURITY NAME                                                                                            VALUE
--------------   ------------------------------------------------------------------                                   -------------
INVESTMENT COMPANIES: 95.60%
STOCK FUNDS: 42.66%
       494,452   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                               $   9,587,430
       235,521   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                                              3,452,741
       188,976   DODGE & COX INTERNATIONAL STOCK FUND                                                                     5,748,642
       575,962   EATON VANCE LARGE CAP VALUE FUND                                                                         9,630,089
       527,694   ING INTERNATIONAL VALUE FUND                                                                             5,757,137
       462,845   MFS VALUE FUND                                                                                           9,585,519
       811,984   ROYCE PENNSYLVANIA SMALL CAP VALUE FUND                                                                  7,697,605
       602,286   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                     19,249,066
        96,072   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                               3,453,778
       663,563   THORNBURG INTERNATIONAL VALUE FUND                                                                      16,137,861
                                                                                                                         90,299,868
                                                                                                                      -------------
AFFILIATED STOCK FUNDS: 30.00%
     1,178,283   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                               9,650,138
           N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            19,233,934
           N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                    11,493,453
       647,665   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                              7,733,124
       278,304   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                               7,753,548
           N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      7,650,008
                                                                                                                         63,514,205
                                                                                                                      -------------
BOND FUNDS: 10.25%
       288,825   ING GLOBAL REAL ESTATE FUND                                                                              4,066,654
       909,750   OPPENHEIMER INTERNATIONAL BOND FUND                                                                      5,795,108
       751,647   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                 6,080,823
       649,544   PIMCO HIGH YIELD FUND                                                                                    5,761,451
                                                                                                                         21,704,036
                                                                                                                      -------------
AFFILIATED BOND FUNDS: 12.69%
     1,247,016   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                        13,455,298
           N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                       13,402,020
                                                                                                                         26,857,318
                                                                                                                      -------------
TOTAL INVESTMENT COMPANIES (COST $182,923,845)                                                                          202,375,427
                                                                                                                      -------------

                                                                                          YIELD
                                                                                      -------------
SHORT-TERM INVESTMENTS: 3.85%
MUTUAL FUNDS: 2.30%
     4,876,571   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)                              0.08%                          4,876,571
                                                                                                                      -------------

   PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
--------------                                                                        -------------   -------------
US TREASURY BILLS: 1.55%
$    1,565,000   US TREASURY BILL## #                                                      0.16%         05/06/2010       1,564,550
     1,720,000   US TREASURY BILL## #                                                      0.16          08/05/2010       1,718,800
                                                                                                                          3,283,350
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,159,921)                                                                            8,159,921
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $191,083,766)*                                                       99.45%                                     $ 210,535,348
OTHER ASSETS AND LIABILITIES, NET                                           0.55                                          1,160,705
                                                                          ------                                      -------------
TOTAL NET ASSETS                                                          100.00%                                     $ 211,696,053
                                                                          ------                                      -------------

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $211,167,797 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 11,516,840
GROSS UNREALIZED DEPRECIATION    (12,149,289)
                                ------------
NET UNREALIZED DEPRECIATION     $   (632,449)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

    SHARES       SECURITY NAME                                                                                            VALUE
--------------   ------------------------------------------------------------------                                   -------------
INVESTMENT COMPANIES: 96.51%
STOCK FUNDS: 35.14%
     1,118,622   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                               $  21,690,088
       529,685   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                                              7,765,180
       425,586   DODGE & COX INTERNATIONAL STOCK FUND                                                                    12,946,338
     1,303,224   EATON VANCE LARGE CAP VALUE FUND                                                                        21,789,907
     1,187,878   ING INTERNATIONAL VALUE FUND                                                                            12,959,745
     1,047,603   MFS VALUE FUND                                                                                          21,695,862
     1,836,380   ROYCE PENNSYLVANIA SMALL CAP VALUE FUND                                                                 17,408,884
     1,362,048   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                     43,531,055
       216,186   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                               7,771,895
     1,495,878   THORNBURG INTERNATIONAL VALUE FUND                                                                      36,379,750
                                                                                                                        203,938,704
                                                                                                                      -------------
AFFILIATED STOCK FUNDS: 24.72%
     2,664,234   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                              21,820,076
           N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            43,493,843
           N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                    25,904,178
     1,461,704   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                             17,452,747
       627,828   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                              17,491,282
           N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                     17,311,790
                                                                                                                        143,473,916
                                                                                                                      -------------
BOND FUNDS: 13.97%
       803,944   ING GLOBAL REAL ESTATE FUND                                                                             11,319,529
     4,170,196   OPPENHEIMER INTERNATIONAL BOND FUND                                                                     26,564,148
     2,077,284   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                16,805,226
     2,977,869   PIMCO HIGH YIELD FUND                                                                                   26,413,697
                                                                                                                         81,102,600
                                                                                                                      -------------
AFFILIATED BOND FUNDS: 22.68%
     6,351,900   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                        68,537,001
           N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                       63,102,690
                                                                                                                        131,639,691
                                                                                                                      -------------
TOTAL INVESTMENT COMPANIES (COST $505,409,542)                                                                          560,154,911
                                                                                                                      -------------

                                                                                          YIELD
                                                                                      -------------
SHORT-TERM INVESTMENTS: 2.89%
MUTUAL FUNDS: 1.31%
     7,627,332   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)                              0.08%                          7,627,332
                                                                                                                      -------------

   PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
--------------                                                                        -------------   -------------
US TREASURY BILLS: 1.58%
$    4,095,000   US TREASURY BILL## #                                                      0.16%         05/06/2010       4,093,821
     5,070,000   US TREASURY BILL## #                                                      0.16          08/05/2010       5,066,463
                                                                                                                          9,160,284
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,787,616)                                                                          16,787,616
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $522,197,158)*                                                       99.40%                                     $ 576,942,527
OTHER ASSETS AND LIABILITIES, NET                                           0.60                                          3,454,907
                                                                          ------                                      -------------
TOTAL NET ASSETS                                                          100.00%                                     $ 580,397,434
                                                                          ------                                      -------------

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $578,264,002 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 31,084,669
GROSS UNREALIZED DEPRECIATION    (32,406,144)
                                ------------
NET UNREALIZED DEPRECIATION     $ (1,321,475)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

     SHARES      SECURITY NAME                                                                                            VALUE
--------------   ------------------------------------------------------------------                                   -------------
INVESTMENT COMPANIES: 93.58%
STOCK FUNDS: 20.92%
       490,002   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                               $   9,501,151
       233,003   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                                              3,415,827
       186,950   DODGE & COX INTERNATIONAL STOCK FUND                                                                     5,687,031
       571,305   EATON VANCE LARGE CAP VALUE FUND                                                                         9,552,218
       522,030   ING INTERNATIONAL VALUE FUND                                                                             5,695,347
       458,421   MFS VALUE FUND                                                                                           9,493,892
       806,286   ROYCE PENNSYLVANIA SMALL CAP VALUE FUND                                                                  7,643,594
       597,258   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                     19,088,354
        95,045   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                               3,416,850
       656,440   THORNBURG INTERNATIONAL VALUE FUND                                                                      15,964,628
                                                                                                                         89,458,892
                                                                                                                      -------------
AFFILIATED STOCK FUNDS: 14.67%
     1,167,772   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                               9,564,054
           N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            18,991,105
           N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                    11,330,032
       640,677   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                              7,649,682
       275,290   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                               7,669,577
           N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      7,553,435
                                                                                                                         62,757,885
                                                                                                                      -------------
BOND FUNDS: 13.62%
       574,146   ING GLOBAL REAL ESTATE FUND                                                                              8,083,978
     3,002,113   OPPENHEIMER INTERNATIONAL BOND FUND                                                                     19,123,460
     1,484,908   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                12,012,905
     2,144,224   PIMCO HIGH YIELD FUND                                                                                   19,019,267
                                                                                                                         58,239,610
                                                                                                                      -------------
AFFILIATED BOND FUNDS: 44.37%
     5,291,409   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                        57,094,302
     7,297,594   WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                               75,967,957
           N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                       56,700,135
                                                                                                                        189,762,394
                                                                                                                      -------------
TOTAL INVESTMENT COMPANIES (COST $370,121,503)                                                                          400,218,781
                                                                                                                      -------------

                                                                                          YIELD
                                                                                      -------------
SHORT-TERM INVESTMENTS: 6.21%
MUTUAL FUNDS: 5.22%
    22,341,615   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)                              0.08%                         22,341,615
                                                                                                                      -------------

   PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
US TREASURY BILLS: 0.99%
$    2,050,000   US TREASURY BILL## #                                                      0.16%        05/06/2010        2,049,419
     2,180,000   US TREASURY BILL## #                                                      0.16         08/05/2010        2,178,479
                                                                                                                          4,227,898
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $26,569,513)                                                                          26,569,513
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $396,691,016)*                                                         99.79%                                   $ 426,788,294
OTHER ASSETS AND LIABILITIES, NET                                             0.21                                          877,694
                                                                            ------                                    -------------
TOTAL NET ASSETS                                                            100.00%                                   $ 427,665,988
                                                                            ------                                    -------------

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $419,484,141 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $14,836,738
GROSS UNREALIZED DEPRECIATION    (7,532,585)
                                -----------
NET UNREALIZED APPRECIATION     $ 7,304,153

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

    SHARES       SECURITY NAME                                                                                            VALUE
--------------   ------------------------------------------------------------------                                   -------------
INVESTMENT COMPANIES: 94.56%
STOCK FUNDS: 53.24%
       652,508   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                               $  12,652,119
       518,010   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                                              7,594,025
       415,636   DODGE & COX INTERNATIONAL STOCK FUND                                                                    12,643,661
     1,773,543   EATON VANCE LARGE CAP VALUE FUND                                                                        29,653,645
     1,160,622   ING INTERNATIONAL VALUE FUND                                                                            12,662,381
     1,425,227   MFS VALUE FUND                                                                                          29,516,460
     1,785,928   ROYCE PENNSYLVANIA SMALL CAP VALUE FUND                                                                 16,930,596
       795,384   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                     25,420,474
       211,303   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                               7,596,333
     1,459,457   THORNBURG INTERNATIONAL VALUE FUND                                                                      35,494,006
                                                                                                                        190,163,700
                                                                                                                      -------------
AFFILIATED STOCK FUNDS: 41.32%
     1,554,952   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                              12,735,058
           N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            58,945,554
           N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                    25,194,850
     1,424,497   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                             17,008,496
       612,115   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                              17,053,527
           N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                     16,674,965
                                                                                                                        147,612,450
                                                                                                                      -------------
TOTAL INVESTMENT COMPANIES (COST $278,526,834)                                                                          337,776,150
                                                                                                                      -------------

SHORT-TERM INVESTMENTS: 4.54%                                                             YIELD
                                                                                      -------------
MUTUAL FUNDS: 0.25%
       909,363  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)                               0.08%                            909,363
                                                                                                                      -------------

   PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
--------------                                                                        -------------   -------------
US TREASURY BILLS: 4.29%
$   15,315,000   US TREASURY BILL# ##                                                      0.16%        05/06/2010       15,312,473
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,221,836)                                                                          16,221,836
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $294,748,670)*                                                       99.10%                                     $ 353,997,986
OTHER ASSETS AND LIABILITIES, NET                                           0.90                                          3,206,805
                                                                          ------                                      -------------
TOTAL NET ASSETS                                                          100.00%                                     $ 357,204,791
                                                                          ------                                      -------------

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $337,702,812 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 27,596,194
GROSS UNREALIZED DEPRECIATION    (11,301,020)
                                ------------
NET UNREALIZED APPRECIATION     $ 16,295,174

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIOS OF INVESTMENTS

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the funds' shareholders. For more information regarding the funds and their holdings, please see the funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in underlying open-end mutual funds are valued at net asset value per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Fund's proportioned share of each Master Portfolio's net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

FAIR VALUATION MEASUREMENTS

Fair value measurements in investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. These inputs are summarized into three broad levels as follows:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Funds' investments in securities:

                                                                   SIGNIFICANT
                                                                      OTHER      SIGNIFICANT
                                                                   OBSERVABLE    UNOBSERVABLE
                                                  QUOTED PRICES      INPUTS         INPUTS
INVESTMENTS IN SECURITIES                           (LEVEL 1)       (LEVEL 2)      (LEVEL 3)       TOTAL
-------------------------                         -------------   ------------   ------------   ------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
   EQUITY SECURITIES
      INVESTMENT COMPANIES                        $266,223,456    $ 82,824,592        $0        $349,048,048
   DEBT SECURITIES ISSUED BY US TREASURY AND US
      GOVERNMENT AGENCIES                                    0       1,849,041         0           1,849,041
   SHORT-TERM INVESTMENTS                           24,453,431               0         0          24,453,431
                                                  ------------    ------------       ---        ------------
                                                  $290,676,887    $ 84,673,633        $0        $375,350,520
                                                  ============    ============       ===        ============
WEALTHBUILDER MODERATE BALANCED PORTFOLIO
   EQUITY SECURITIES
      INVESTMENT COMPANIES                        $305,644,074    $ 94,574,707        $0        $400,218,781
   DEBT SECURITIES ISSUED BY US TREASURY AND US
      GOVERNMENT AGENCIES                                    0       4,227,898         0           4,227,898
   SHORT-TERM INVESTMENTS                         $ 22,341,615               0         0          22,341,615
                                                  ------------    ------------       ---        ------------
                                                  $327,985,689    $ 98,802,605        $0        $426,788,294
                                                  ============    ============       ===        ============
WEALTHBUILDER GROWTH BALANCED PORTFOLIO
   EQUITY SECURITIES
      INVESTMENT COMPANIES                        $410,342,410    $149,812,501        $0        $560,154,911
   DEBT SECURITIES ISSUED BY US TREASURY AND US
      GOVERNMENT AGENCIES                                    0       9,160,284         0           9,160,284
   SHORT-TERM INVESTMENTS                            7,627,332               0         0           7,627,332
                                                  ------------    ------------       ---        ------------
                                                  $417,969,742    $158,972,785        $0        $576,942,527
                                                  ============    ============       ===        ============

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
   EQUITY SECURITIES
      INVESTMENT COMPANIES                        $150,596,012    $ 51,779,415        $0        $202,375,427
   DEBT SECURITIES ISSUED BY US TREASURY AND US
      GOVERNMENT AGENCIES                                    0       3,283,350         0           3,283,350
   SHORT-TERM INVESTMENTS                            4,876,571               0         0           4,876,571
                                                  ------------    ------------       ---        ------------
                                                  $155,472,583    $ 55,062,765        $0        $210,535,348
                                                  ============    ============       ===        ============

WEALTHBUILDER EQUITY PORTFOLIO
   EQUITY SECURITIES
      INVESTMENT COMPANIES                        $ 92,185,866    $ 30,794,348        $0        $122,980,214
   SHORT-TERM INVESTMENTS                               14,603               0         0              14,603
                                                  ------------    ------------       ---        ------------
                                                  $ 92,200,469    $ 30,794,348        $0        $122,994,817
                                                  ============    ============       ===        ============

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
   EQUITY SECURITIES
      INVESTMENT COMPANIES                        $236,960,781    $100,815,369        $0        $337,776,150
   DEBT SECURITIES ISSUED BY US TREASURY AND US
      GOVERNMENT AGENCIES                                    0      15,312,473         0          15,312,473
   SHORT-TERM INVESTMENTS                              909,363               0         0             909,363
                                                  ------------    ------------       ---        ------------
                                                  $237,870,144    $116,127,842        $0        $353,997,986
                                                  ============    ============       ===        ============

Further details on the major security types listed above for each fund can be found in the Portfolio of Investments.

As of February 28, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                                                  SIGNIFICANT
                                                                     OTHER      SIGNIFICANT         TOTAL
                                                                   OBSERVABLE   UNOBSERVABLE     UNREALIZED
                                                  QUOTED PRICES      INPUTS        INPUTS      APPRECIATION /
OTHER FINANCIAL INSTRUMENTS*                        (LEVEL 1)      (LEVEL 2)      (LEVEL 3)    (DEPRECIATION)
----------------------------                      -------------   -----------   ------------   --------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO     $  (8,529)         $0            $0          $  (8,529)
WEALTHBUILDER MODERATE BALANCED PORTFOLIO             (21,914)          0             0            (21,914)
WEALTHBUILDER GROWTH BALANCED PORTFOLIO               (54,034)          0             0            (54,034)
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO             (15,399)          0             0            (15,399)
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO              (250,573)          0             0           (250,573)

*    Other financial instruments include futures transactions.

DERIVATIVE TRANSACTIONS

During the nine months ended February 28, 2010, the Funds entered into futures contracts for hedging and speculative purposes.

At February 28, 2010, the following Funds had long futures contracts outstanding as follows:

                                                                                                     VALUE AT     NET UNREALIZED
                                  EXPIRATION                                    INITIAL CONTRACT     FEBRUARY      APPRECIATION
                                     DATE      CONTRACTS          TYPE               AMOUNT          28, 2010     (DEPRECIATION)
                                  ----------   ---------   ------------------   ----------------   -----------    --------------
WealthBuilder Conservative
   Allocation Portfolio           March 2010     62 Long      S&P 500 Index        $16,899,450     $17,102,700     $   203,250
WealthBuilder Moderate Balanced
   Portfolio                      March 2010    142 Long      S&P 500 Index         38,707,950      39,170,700         462,750
WealthBuilder Growth Balanced
   Portfolio                      March 2010    310 Long      S&P 500 Index         84,535,250      85,513,500         978,250
WealthBuilder Growth Allocation
   Portfolio                      March 2010    111 Long      S&P 500 Index         30,262,975      30,619,350         356,375
WealthBuilder Tactical Equity
   Portfolio                      March 2010    914 Long   Russell 2000 Index       54,337,300      57,390,060       3,052,760
                                  March 2010   1018 Long   MSCI EAFE Index          79,571,376      76,283,830      (3,287,546)

At February 28, 2010, the following Funds had short futures contracts outstanding as follows:



                                                                                                   VALUE AT     NET UNREALIZED
                                  EXPIRATION                                  INITIAL CONTRACT     FEBRUARY       APPRECIATION
                                     DATE      CONTRACTS         TYPE              AMOUNT          28, 2010     (DEPRECIATION)
                                  ----------   ---------   ----------------   ----------------   ------------   --------------
WealthBuilder Conservative
   Allocation Portfolio            June 2010   149 Short   US Treasury Bond    $(17,323,659)     $(17,535,438)   $  (211,779)
WealthBuilder Moderate Balanced
   Portfolio                       June 2010   340 Short   US Treasury Bond     (39,529,086)      (40,013,750)      (484,664)
WealthBuilder Growth Balanced
   Portfolio                       June 2010   718 Short   US Treasury Bond     (83,467,341)      (84,499,625)    (1,032,284)
WealthBuilder Growth Allocation
   Portfolio                       June 2010   258 Short   US Treasury Bond     (29,991,601)      (30,363,375)      (371,774)
WealthBuilder Tactical Equity
   Portfolio                      March 2010   421 Short     S&P 500 Index     (116,117,063)     (116,132,850)       (15,787)

As of February 28, 2010, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Growth Allocation Portfolio, and WealthBuilder Tactical Equity Portfolio had an average contract amount of $27,473,841, $53,137,886, $154,550,864, $64,497,439, and $237,776,268, respectively in futures contracts during the nine months ended February 28, 2010.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

DIVERSIFIED BOND FUND

  FACE/SHARE
     AMOUNT      SECURITY NAME                                                                                            VALUE
--------------   ------------------------------------------------------------------                                   -------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.83%
            NA   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                             $   4,612,368
            NA   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                    32,347,921
            NA   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        9,238,069
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $46,036,029)                                                     46,198,358
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $46,036,029)*                                                        99.83%                                        46,198,358
OTHER ASSETS AND LIABILITIES, NET                                           0.17                                             79,333
                                                                          ------                                      -------------
TOTAL NET ASSETS                                                          100.00%                                     $  46,277,691
                                                                          ------                                      -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $46,379,043 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 431,187
GROSS UNREALIZED DEPRECIATION    (611,872)
                                ---------
NET UNREALIZED DEPRECIATION     $(180,685)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
AGENCY SECURITIES: 32.85%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.48%
$    9,200,000   FHLMC%%                                                                   4.50%        12/15/2039    $   9,266,122
     9,190,000   FHLMC%%                                                                   6.00         09/15/2038        9,806,017
           966   FHLMC #170065                                                            14.00         09/01/2012            1,085
       275,878   FHLMC #1J1263+/-                                                          5.76         01/01/2036          286,918
       117,455   FHLMC #A77459                                                             7.50         05/01/2038          128,811
         1,396   FHLMC #C00922                                                             8.00         02/01/2030            1,607
                                                                                                                         19,490,560
                                                                                                                      -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 26.36%
     7,070,000   FNMA<<                                                                    1.75         02/22/2013        7,114,350
     1,740,000   FNMA%%                                                                    4.00         11/25/2039        1,702,753
    12,885,000   FNMA%%                                                                    4.50         12/25/2039       13,046,063
    10,660,000   FNMA                                                                      4.75         11/19/2012       11,618,323
    16,355,000   FNMA%%                                                                    5.00         06/25/2039       16,901,878
       415,599   FNMA #256986                                                              7.00         11/01/2037          444,320
     1,060,728   FNMA #257307                                                              6.00         08/01/2038        1,126,408
     1,178,972   FNMA #725715                                                              5.50         08/01/2034        1,246,776
       361,110   FNMA #735230                                                              5.50         02/01/2035          381,877
       152,261   FNMA #831621                                                              7.00         07/01/2036          163,747
       596,188   FNMA #863727+/-                                                           5.33         01/01/2036          624,930
       293,622   FNMA #886087                                                              6.50         07/01/2036          314,280
       359,019   FNMA #886686+/-                                                           6.14         08/01/2036          375,055
       360,673   FNMA #888022                                                              5.00         02/01/2036          375,124
       844,076   FNMA #889398                                                              6.00         11/01/2037          896,473
       179,915   FNMA #892283+/-                                                           5.85         09/01/2036          188,403
       180,421   FNMA #895998                                                              6.50         07/01/2036          193,115
       128,560   FNMA #902200                                                              6.50         11/01/2036          137,605
       427,792   FNMA #918447                                                              5.50         05/01/2022          456,421
     3,495,765   FNMA #934370                                                              5.50         08/01/2038        3,685,689
     9,421,140   FNMA #941312                                                              6.50         07/01/2037       10,069,264
     4,239,948   FNMA #968362                                                              6.00         09/01/2038        4,502,484
        98,924   FNMA #976190                                                              7.50         05/01/2038          108,859
     3,110,438   FNMA #985190                                                              6.00         08/01/2038        3,303,036
     6,534,622   FNMA #987853                                                              5.50         08/01/2038        6,889,647
     6,472,528   FNMA #995591                                                              7.00         03/01/2024        7,038,110
     1,049,752   FNMA #AC8750                                                              6.00         02/01/2040        1,114,588
    12,209,484   FNMA #AD0143                                                              5.50         06/01/2024       13,026,559
     7,012,727   FNMA #AD0683                                                              6.00         11/01/2039        7,446,952
                                                                                                                        114,493,089
                                                                                                                      -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.01%
     8,640,000   GNMA%%                                                                    4.50         10/20/2039        8,714,250
           610   GNMA #45265                                                              15.00         08/15/2011              667
         2,130   GNMA #516121                                                              7.50         12/15/2029            2,406
           239   GNMA #53809                                                              15.00         02/15/2012              273
           372   GNMA #54340                                                              15.00         05/15/2012              425
                                                                                                                          8,718,021
                                                                                                                      -------------
TOTAL AGENCY SECURITIES (COST $139,969,579)                                                                             142,701,670
                                                                                                                      -------------
ASSET BACKED SECURITIES: 2.33%
       200,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-                  0.43         09/15/2011          199,993
       982,897   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-           0.93         11/15/2011          984,291
       430,000   CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                           0.30         07/15/2014          427,177
     3,410,000   CHASE ISSUANCE TRUST SERIES 2009-A3 CLASS A3                              2.40         06/17/2013        3,479,007
       285,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS C1               5.50         03/24/2017          288,544

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
ASSET BACKED SECURITIES (continued)
$    1,150,611   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-S1 CLASS A3**           4.62%        02/25/2035    $     968,936
        54,897   DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                                3.81         07/08/2011           55,143
     2,345,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                        5.65         12/15/2015        2,582,943
     1,135,644   USAA AUTO OWNER TRUST SERIES 2007-2 CLASS A3                              4.90         02/15/2012        1,148,373
TOTAL ASSET BACKED SECURITIES (COST $9,664,721)                                                                          10,134,407
                                                                                                                      -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.07%
     1,070,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2008-1
                 CLASS AM+/-                                                               6.21         02/10/2051          767,518
     1,485,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2008-C7+/-                     6.10         12/10/2049        1,161,906
     2,050,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2004-LB4A
                 CLASS A4                                                                  4.58         10/15/2037        2,068,412
       652,897   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 1998-C2 CLASS AX(c)+/-                                             0.37         11/11/2030            8,168
       355,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES SERIES 2006-C3
                 CLASS A3+/-                                                               5.83         06/15/2038          331,729
     3,763,300   FHLMC SERIES T-42 CLASS A5                                                7.50         02/25/2042        4,239,593
       115,264   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-         4.62         07/25/2043          114,165
        67,619   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-         4.53         10/25/2043           66,975
       172,784   FNMA SERIES 2003-W14 CLASS 2A+/-                                          4.74         01/25/2043          170,625
       199,557   FNMA SERIES 2005-W4 CLASS 3A+/-                                           4.36         06/25/2035          197,063
       329,907   FNMA WHOLE LOAN SERIES 2003-W8 CLASS 4A+/-                                4.62         11/25/2042          342,175
     3,963,139   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                                 7.00         05/25/2044        4,278,951
     3,609,785   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                                 7.00         08/25/2044        3,976,584
     1,651,761   GNMA SERIES 2004-20 CLASS A                                               2.91         08/16/2020        1,659,186
       205,613   GNMA SERIES 2005-59 CLASS A                                               4.39         05/16/2023          210,138
     1,384,427   GNMA SERIES 2005-90 CLASS A                                               3.76         09/16/2028        1,425,756
       562,029   GNMA SERIES 2006-3 CLASS A                                                4.21         01/16/2028          576,074
     1,920,605   GNMA SERIES 2007-12 CLASS A                                               3.96         06/16/2031        1,990,467
       485,000   GNMA SERIES 2007-12 CLASS C                                               5.28         04/16/2041          504,893
     3,200,458   GNMA SERIES 2007-69 CLASS TA+/-                                           4.98         06/16/2031        3,308,681
    20,125,806   GNMA SERIES 2008-22 CLASS XM+/-(c)                                        1.02         02/16/2050          942,612
     2,363,587   GNMA SERIES 2008-39 CLASS A                                               4.50         02/16/2023        2,428,645
       379,788   GNMA SERIES 2008-45 CLASS A                                               3.58         04/16/2027          387,238
     4,365,000   GNMA SERIES 2008-86 CLASS D                                               5.46         04/16/2040        4,487,887
     3,830,000   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                 CLASS A3                                                                  4.83         11/15/2027        3,918,259
     2,020,000   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C1
                 CLASS A4                                                                  5.16         02/15/2031        2,066,205
     2,172,362   MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1
                 CLASS X+/-(c)++(i)                                                        1.22         05/28/2040           35,822
     1,574,781   MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-(c)++                  0.91         10/28/2033           20,141
     1,965,000   MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4+/-                      5.27         06/13/2041        2,008,337
         6,799   SACO I TRUST SERIES 2005-2 CLASS A+/-++(i)                                0.43         04/25/2035            2,778
        39,026   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2 CLASS A2          7.46         07/18/2033           39,122
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $41,681,965)                                                             43,736,105
                                                                                                                      -------------
CORPORATE BONDS & NOTES: 27.44%
ADVERTISING AGENCY: 0.11%
       500,000   LAMAR MEDIA CORPORATION SERIES C                                          6.63         08/15/2015          467,500
                                                                                                                      -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.26%
     1,105,000   DR HORTON INCORPORATED                                                    6.88         05/01/2013        1,149,200
                                                                                                                      -------------
BUSINESS SERVICES: 0.46%
       945,000   EQUIFAX INCORPORATED                                                      6.30         07/01/2017        1,012,151
       935,000   XEROX CORPORATION                                                         6.88         08/15/2011        1,000,285
                                                                                                                          2,012,436
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
CHEMICALS & ALLIED PRODUCTS: 0.61%
$    1,188,000   MOSAIC COMPANY++                                                          7.63%        12/01/2016    $   1,297,069
     1,250,000   NALCO COMPANY++                                                           8.25         05/15/2017        1,334,375
                                                                                                                          2,631,444
                                                                                                                      -------------
COAL MINING: 0.57%
     1,250,000   FOUNDATION PA COAL COMPANY                                                7.25         08/01/2014        1,250,000
     1,250,000   PEABODY ENERGY CORPORATION                                                5.88         04/15/2016        1,234,375
                                                                                                                          2,484,375
                                                                                                                      -------------
COMMUNICATIONS: 3.94%
       935,000   ALLTEL CORPORATION                                                        7.00         07/01/2012        1,041,547
     1,250,000   AMERICAN TOWER CORPORATION                                                7.00         10/15/2017        1,393,750
     1,250,000   CSC HOLDINGS INCORPORATED++                                               8.63         02/15/2019        1,350,000
     1,250,000   DIRECTV HOLDINGS LLC                                                      6.38         06/15/2015        1,292,188
     1,250,000   ECHOSTAR DBS CORPORATION                                                  7.75         05/31/2015        1,296,875
     1,350,000   EMBARQ CORPORATION                                                        7.08         06/01/2016        1,488,155
     1,000,000   FRONTIER COMMUNICATIONS CORPORATION                                       8.25         05/01/2014        1,027,500
     1,250,000   INTELSAT JACKSON HOLDINGS LIMITED                                         9.50         06/15/2016        1,312,500
     1,680,000   L-3 COMMUNICATIONS CORPORATION++                                          5.20         10/15/2019        1,706,206
     1,250,000   L-3 COMMUNICATIONS CORPORATION                                            6.38         10/15/2015        1,270,313
     1,080,000   NEWS AMERICA HOLDINGS INCORPORATED                                        8.25         08/10/2018        1,322,415
     1,250,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED++                         8.00         10/01/2015        1,293,750
     1,250,000   WINDSTREAM CORPORATION                                                    8.13         08/01/2013        1,300,000
                                                                                                                         17,095,199
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 2.79%
     1,980,000   BANK OF AMERICA CORPORATION                                               6.50         08/01/2016        2,128,423
     1,520,000   CITIGROUP INCORPORATED                                                    8.13         07/15/2039        1,719,194
     1,590,000   FIFTH THIRD BANCORP                                                       6.25         05/01/2013        1,707,339
     1,000,000   JPMORGAN CHASE & COMPANY SERIES 1                                         7.90         04/29/2049        1,033,810
     1,595,000   KEY BANK NA                                                               4.95         09/15/2015        1,534,318
     1,415,000   PNC FINANCIAL SERVICES GROUP INCORPORATED                                 8.25         05/29/2049        1,479,395
     2,500,000   WESTPAC BANKING CORPORATION++                                             1.90         12/14/2012        2,505,305
                                                                                                                         12,107,784
                                                                                                                      -------------
DIVERSIFIED FINANCIAL SERVICES: 0.41%
     1,700,000   GENERAL ELECTRIC CAPITAL CORPORATION                                      6.88         01/10/2039        1,775,555
                                                                                                                      -------------
E-COMMERCE/SERVICES: 0.30%
     1,250,000   NETFLIX INCORPORATED                                                      8.50         11/15/2017        1,309,375
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 2.53%
     2,285,000   BROWNING-FERRIS INDUSTRIES INCORPORATED                                   7.40         09/15/2035        2,576,740
     1,250,000   EL PASO NATURAL GAS CORPORATION                                           7.25         06/01/2018        1,258,028
     2,095,464   FPL ENERGY CAITHNESS FUNDING++(i)                                         7.65         12/31/2018        2,183,243
     1,000,000   INERGY LP/INERGY FINANCE CORPORATION                                      6.88         12/15/2014          975,000
       100,000   IPALCO ENTERPRISES INCORPORATED++                                         7.25         04/01/2016          101,000
       900,000   IPALCO ENTERPRISES INCORPORATED                                           8.63         11/14/2011          933,750
     1,000,000   MIRANT NORTH AMERICA LLC                                                  7.38         12/31/2013          996,250
     1,250,000   NRG ENERGY INCORPORATED                                                   7.38         02/01/2016        1,232,813
       247,251   SALTON SEA FUNDING CORPORATION SERIES C                                   7.84         05/30/2010          249,150
       500,000   SIERRA PACIFIC RESOURCES                                                  6.75         08/15/2017          505,124
                                                                                                                         11,011,098
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.11%
       500,000   HEXCEL CORPORATION                                                        6.75         02/01/2015          482,500
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
ENERGY - EXPLORATION & PRODUCTION: 0.02%
$       93,254   COSO GEOTHERMAL POWER HOLDINGS++(i)                                       7.00%        07/15/2026    $      88,908
                                                                                                                      -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.30%
     1,250,000   BALL CORPORATION                                                          7.38         09/01/2019        1,296,875
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS: 1.01%
     1,250,000   CONSTELLATION BRANDS INCORPORATED                                         7.25         09/01/2016        1,264,063
     1,000,000   DR PEPPER SNAPPLE GROUP INCORPORATED                                      6.82         05/01/2018        1,139,337
     1,790,000   KRAFT FOODS INCORPORATED                                                  6.13         08/23/2018        1,973,121
                                                                                                                          4,376,521
                                                                                                                      -------------
FOOD STORES: 0.25%
     1,000,000   KROGER COMPANY                                                            6.75         04/15/2012        1,100,601
                                                                                                                      -------------
HEALTH SERVICES: 1.15%
     1,250,000   DAVITA INCORPORATED                                                       7.25         03/15/2015        1,254,688
     1,000,000   HCA INCORPORATED++                                                        8.50         04/15/2019        1,072,500
     1,695,000   LABORATORY CORPORATION OF AMERICA HOLDINGS                                5.63         12/15/2015        1,844,648
       815,000   US ONCOLOGY INCORPORATED                                                  9.13         08/15/2017          845,563
                                                                                                                          5,017,399
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.45%
     1,250,000   SPX CORPORATION                                                           7.63         12/15/2014        1,278,125
       670,000   TEREX CORPORATION                                                         7.38         01/15/2014          670,000
                                                                                                                          1,948,125
                                                                                                                      -------------
INDUSTRIAL SERVICES: 0.29%
     1,250,000   CLEAN HARBORS INCORPORATED                                                7.63         08/15/2016        1,262,500
                                                                                                                      -------------
INSURANCE CARRIERS: 2.41%
     1,790,000   AFLAC INCORPORATED                                                        6.90         12/17/2039        1,788,817
     1,750,000   LINCOLN NATIONAL CORPORATION                                              8.75         07/01/2019        2,110,019
     1,695,000   TORCHMARK CORPORATION                                                     9.25         06/15/2019        2,010,202
     1,670,000   UNUM GROUP                                                                7.13         09/30/2016        1,782,488
     1,650,000   WILLIS NORTH AMERICA INCORPORATED                                         7.00         09/29/2019        1,733,285
     1,215,000   WR BERKLEY CORPORATION                                                    6.25         02/15/2037        1,061,795
                                                                                                                         10,486,606
                                                                                                                      -------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.29%
     1,250,000   CORRECTIONS CORPORATION OF AMERICA                                        6.25         03/15/2013        1,257,813
                                                                                                                      -------------
LEGAL SERVICES: 0.29%
     1,250,000   FTI CONSULTING INCORPORATED                                               7.75         10/01/2016        1,253,125
                                                                                                                      -------------
MEDIA - BROADCAST: 0.39%
     1,565,000   CBS CORPORATION                                                           7.88         07/30/2030        1,680,420
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 0.42%
     1,824,196   CVS PASS THROUGH TRUST SERIES T                                           6.04         12/10/2028        1,821,916
                                                                                                                      -------------
NETWORKING: 0.29%
     1,250,000   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED++                             6.88         01/15/2020        1,275,000
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.65%
       901,000   AGUA CALIENTE BAND OF CAHUILLA INDIANS++(i)                               6.44         10/01/2016          846,453

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$    1,685,000   DISCOVER FINANCIAL SERVICES                                              10.25%        07/15/2019    $   1,993,901
                                                                                                                          2,840,354
                                                                                                                      -------------
OIL & GAS EXTRACTION: 0.83%
     1,000,000   CHESAPEAKE ENERGY CORPORATION                                             6.38         06/15/2015          967,500
     1,250,000   NEWFIELD EXPLORATION COMPANY                                              6.88         02/01/2020        1,231,250
     1,250,000   PRIDE INTERNATIONAL INCORPORATED                                          8.50         06/15/2019        1,396,875
                                                                                                                          3,595,625
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS: 0.88%
     1,000,000   DOMTAR CORPORATION<<                                                     10.75         06/01/2017        1,172,500
     1,250,000   GEORGIA-PACIFIC LLC++                                                     7.00         01/15/2015        1,267,188
     1,250,000   ROCK-TENN COMPANY++                                                       9.25         03/15/2016        1,362,500
                                                                                                                          3,802,188
                                                                                                                      -------------
PERSONAL SERVICES: 0.28%
     1,250,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                               7.00         06/15/2017        1,225,000
                                                                                                                      -------------
PIPELINES: 0.24%
       910,000   TEXAS EASTERN TRANSMISSION LP                                             7.00         07/15/2032        1,035,825
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES: 0.51%
     1,250,000   BELDEN CDT INCORPORATED                                                   7.00         03/15/2017        1,203,125
     1,000,000   STEEL DYNAMICS                                                            7.75         04/15/2016          995,000
                                                                                                                          2,198,125
                                                                                                                      -------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.74%
     1,735,000   DEXUS PROPERTY GROUP++                                                    7.13         10/15/2014        1,848,943
     1,355,000   VENTAS REALTY LP SENIOR NOTES                                             6.50         06/01/2016        1,351,613
                                                                                                                          3,200,556
                                                                                                                      -------------
RETAIL DEPARTMENT STORES: 0.59%
     1,250,000   JCPENNEY INCORPORATED                                                     7.65         08/15/2016        1,346,875
     1,250,000   MACY'S RETAIL HOLDINGS INCORPORATED                                       5.90         12/01/2016        1,212,500
                                                                                                                          2,559,375
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.51%
     2,410,000   LAZARD GROUP LLC                                                          7.13         05/15/2015        2,564,122
     1,965,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                           6.88         04/25/2018        2,070,420
     1,711,000   RAYMOND JAMES FINANCIAL INCORPORATED                                      8.60         08/15/2019        1,941,845
                                                                                                                          6,576,387
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.29%
     1,250,000   OWENS-ILLINOIS INCORPORATED                                               7.80         05/15/2018        1,281,250
                                                                                                                      -------------
TELECOMMUNICATIONS: 0.29%
     1,250,000   INMARSAT FINANCE PLC++                                                    7.38         12/01/2017        1,281,250
                                                                                                                      -------------
TELECOMMUNICATIONS EQUIPMENT: 0.29%
     1,250,000   CROWN CASTLE INTERNATIONAL CORPORATION                                    7.13         11/01/2019        1,250,000
                                                                                                                      -------------
TOBACCO: 0.44%
     1,695,000   LORILLARD TOBACCO COMPANY                                                 8.13         06/23/2019        1,891,093
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
WIRELESS COMMUNICATIONS: 0.25%
$    1,250,000   SPRINT NEXTEL CORPORATION                                                6.00%          12/01/2016    $   1,081,250
                                                                                                                       -------------
TOTAL CORPORATE BONDS & NOTES (COST $113,418,456)                                                                        119,210,553
                                                                                                                       -------------
FOREIGN CORPORATE BONDS: 4.52%
     1,725,000   AMERICA MOVIL SA DE CV                                                   5.50           03/01/2014        1,866,403
     1,345,000   ARCELORMITTAL                                                            6.13           06/01/2018        1,391,607
     1,800,000   BANCO MACRO SA++                                                         5.50           07/12/2020        1,768,500
     1,535,000   BRITISH SKY BROADCASTING GROUP PLC++                                     9.50           11/15/2018        1,992,881
     1,580,000   COMMONWEALTH BANK OF AUSTRALIA++                                         6.02           03/29/2049        1,382,367
     1,000,000   FMC FINANCE III SA                                                       6.88           07/15/2017        1,025,000
       380,000   GLOBO COMUNICACOES E PARTICIPACOES SA++                                  7.25           04/26/2022          395,200
     1,540,000   RIO TINTO FINANCE USA LIMITED                                            9.00           05/01/2019        1,995,684
     1,250,000   TECK RESOURCES LIMITED                                                  10.25           05/15/2016        1,490,625
     1,000,000   TELECOM ITALIA CAPITAL SA                                                7.18           06/18/2019        1,104,158
     1,000,000   VIDEOTRON LIMITED++                                                      9.13           04/15/2018        1,082,500
     1,180,000   WEATHERFORD INTERNATIONAL LIMITED                                        9.63           03/01/2019        1,503,371
     2,750,000   WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++(i)                         7.38           12/15/2028        2,640,503
TOTAL FOREIGN CORPORATE BONDS (COST $18,367,357)                                                                          19,638,799
                                                                                                                       -------------
MUNICIPAL BONDS & NOTES: 0.40%
OREGON: 0.23%
     1,030,000   COW CREEK BAND UMPQUA TRIBE OF INDIANS OREGON SERIES A (OTHER
                 REVENUE)(i)                                                              6.88           10/01/2011          993,579
                                                                                                                       -------------
OTHER: 0.17%
       775,000   SENECA NATION INDIANS CAPITAL IMPROVEMENTS AUTHORITY SERIES 07 B
                 (OTHER REVENUE)++(i)                                                     6.75           12/01/2013          734,437
                                                                                                                       -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,805,000)                                                                            1,728,016
                                                                                                                       -------------
US TREASURY SECURITIES: 18.78%
US TREASURY BONDS: 4.12%
    17,590,000   US TREASURY BOND                                                         4.63           02/15/2040       17,864,844
                                                                                                                       -------------
US TREASURY NOTES: 14.66%
     1,955,000   US TREASURY NOTE                                                         1.00           12/31/2011        1,964,775
    13,150,000   US TREASURY NOTE<<                                                       1.13           12/15/2011       13,252,728
    18,985,000   US TREASURY NOTE                                                         1.75           03/31/2014       18,890,075
     1,090,000   US TREASURY NOTE                                                         2.13           11/30/2014        1,088,297
     3,805,000   US TREASURY NOTE                                                         2.63           12/31/2014        3,878,425
    16,350,000   US TREASURY NOTE<<                                                       2.75           10/31/2013       16,979,737
     1,780,000   US TREASURY NOTE                                                         2.75           11/30/2016        1,755,664
     2,990,000   US TREASURY NOTE                                                         3.13           01/31/2017        3,010,556
     2,860,000   US TREASURY NOTE<<                                                       3.63           02/15/2020        2,867,596
                                                                                                                          63,687,853
                                                                                                                       -------------
TOTAL US TREASURY SECURITIES (COST $80,929,448)                                                                           81,552,697
                                                                                                                       -------------

    SHARES                                                                                 YIELD
--------------                                                                        -------------
COLLATERAL FOR SECURITIES LENDING: 9.97%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.49%
     2,124,073   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                  0.11                            2,124,073
                                                                                                                       -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.48%
$       53,102   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.25%        03/02/2010    $      53,101
       212,407   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.25         03/03/2010          212,407
       159,305   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.26         03/04/2010          159,300
       132,755   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.26         03/05/2010          132,749
       252,234   ANGLO IRISH BANK CORPORATION++                                            0.25         03/03/2010          252,227
        29,206   ANTALIS US FUNDING CORPORATION++(p)                                       0.18         03/05/2010           29,205
       265,509   ANTALIS US FUNDING CORPORATION++(p)                                       0.20         03/08/2010          265,496
       159,305   ASB BANK++                                                                0.17         03/08/2010          159,299
       451,366   AUTOBAHN FUNDING COMPANY LLC++(p)                                         0.20         03/03/2010          451,356
       318,611   AUTOBAHN FUNDING COMPANY LLC++(p)                                         0.22         03/15/2010          318,580
       769,977   BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOCIATION
                 (CAYMAN ISLANDS)                                                          0.10         03/01/2010          769,977
     2,761,295   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,761,323)                 0.12         03/01/2010        2,761,295
       265,509   BANK OF IRELAND                                                           0.50         03/02/2010          265,509
       796,527   BARTON CAPITAL CORPORATION++(p)                                           0.17         03/02/2010          796,516
        26,551   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/03/2010           26,550
        26,551   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/04/2010           26,550
        74,343   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/05/2010           74,339
        53,102   BELMONT FUNDING LLC++(p)                                                  0.35         03/03/2010           53,100
     2,761,295   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                 (MATURITY VALUE $2,761,323)                                               0.12         03/01/2010        2,761,295
       836,354   BPCE SA++                                                                 0.20         03/12/2010          836,293
       806,351   BTM CAPITAL CORPORATION++                                                 0.20         03/04/2010          806,329
        29,206   CALCASIEU PARISH LA+/-ss                                                  0.31         12/01/2027           29,206
       637,222   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                     0.14         11/01/2026          637,222
        84,963   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.26         06/01/2028           84,963
       730,150   CALYON (NEW YORK)                                                         0.25         03/18/2010          730,177
       690,324   CANCARA ASSET SECURITIZATION LIMITED++(p)                                 0.20         03/12/2010          690,274
        70,426   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.23         10/01/2038           70,426
       132,755   COOK COUNTY IL+/-ss                                                       0.23         11/01/2030          132,755
       743,426   DANSKE BANK A/S COPENHAGEN                                                0.20         03/02/2010          743,426
       451,366   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                              0.31         12/15/2037          451,366
       233,648   DEXIA BANK (GRAND CAYMAN)                                                 0.22         03/05/2010          233,648
       292,060   DEXIA DELAWARE LLC                                                        0.22         03/01/2010          292,056
       292,060   DEXIA DELAWARE LLC                                                        0.22         03/04/2010          292,051
       703,599   ENI COORDINATION CENTER SA++                                              0.18         03/03/2010          703,585
       292,060   FORTIS BANK NV SA                                                         0.18         03/01/2010          292,060
       119,479   FORTIS BANK NV SA                                                         0.18         03/03/2010          119,479
       219,045   FORTIS BANK NV SA                                                         0.18         03/04/2010          219,045
       212,407   GDF SUEZ++                                                                0.17         03/01/2010          212,405
       265,509   GDF SUEZ++                                                                0.17         03/02/2010          265,505
       132,755   GDF SUEZ++                                                                0.18         03/16/2010          132,743
       185,856   GDF SUEZ++                                                                0.18         03/17/2010          185,840
     1,889,629   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,889,648)                    0.12         03/01/2010        1,889,629
       849,629   GOTHAM FUNDING CORPORATION++(p)                                           0.17         03/01/2010          849,621
       531,018   GRAMPIAN FUNDING LLC++(p)                                                 0.23         03/12/2010          530,974
     1,542,349   GRYPHON FUNDING LIMITED(i)(a)                                             0.00         08/05/2010          631,129
       371,713   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.13         05/01/2023          371,713
       269,492   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.13         07/01/2034          269,492
       436,497   HAMILTON COUNTY OH HOSPITALS+/-ss                                         0.16         05/15/2037          436,497
        43,809   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.23         11/01/2042           43,809
       215,062   HOUSTON TX UTILITY SYSTEM+/-ss                                            0.19         05/15/2034          215,062
        75,936   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.22         07/01/2029           75,936
        53,102   INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.23         01/01/2018           53,102
        79,653   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.23         04/15/2025           79,653
       849,629   KOCH RESOURCES LLC++                                                      0.17         03/02/2010          849,617
       849,629   LLOYDS TSB BANK PLC                                                       0.17         03/04/2010          849,629
        87,618   LMA AMERICAS LLC++(p)                                                     0.17         03/05/2010           87,616
       658,463   MASSACHUSETTS HEFA+/-ss                                                   0.19         10/01/2034          658,463
       849,629   METLIFE SHORT TERM FUND++(p)                                              0.19         03/12/2010          849,571

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       72,882   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                 0.16%        02/01/2036    $      72,882
     2,655,091   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,655,109)                    0.08         03/01/2010        2,655,091
        69,032   NATIONWIDE BUILDING SOCIETY++                                             0.18         03/15/2010           69,027
       849,629   NATIXIS                                                                   0.21         03/18/2010          849,631
        53,102   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.23         01/01/2018           53,102
       584,120   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                   0.17         07/01/2034          584,120
       531,018   NEWPORT BEACH CA REVENUE+/-ss                                             0.19         12/01/2040          531,018
        14,603   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20         03/05/2010           14,603
        53,102   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20         03/16/2010           53,097
       119,346   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.22         01/01/2034          119,346
       132,755   REGENCY MARKETS #1 LLC++(p)                                               0.16         03/05/2010          132,751
       663,773   REGENCY MARKETS #1 LLC++(p)                                               0.18         03/17/2010          663,713
       849,629   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                    0.18         03/05/2010          849,604
       358,437   RHEINGOLD SECURITISATION LIMITED++(p)                                     0.20         03/10/2010          358,415
       743,426   ROYAL BANK OF SCOTLAND                                                    0.20         03/18/2010          743,426
       743,426   SANPAOLO IMI BANK (NEW YORK)                                              0.17         03/01/2010          743,426
        26,551   SOCIETE GENERALE NORTH AMERICA                                            0.17         03/04/2010           26,550
       531,018   SOCIETE GENERALE NORTH AMERICA                                            0.19         03/18/2010          530,965
       451,366   SURREY FUNDING CORPORATION++(p)                                           0.18         03/19/2010          451,320
       345,162   TASMAN FUNDING INCORPORATED++(p)                                          0.20         03/15/2010          345,131
       175,236   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.14         07/01/2032          175,236
       424,815   UBS AG (STAMFORD CT)                                                      0.15         03/09/2010          424,811
       849,629   UNICREDITO ITALIANO (NEW YORK)                                            0.22         03/10/2010          849,629
        79,653   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.21         12/15/2040           79,653
     4,771,130   VFNC CORPORATION+/-++(i)(a)                                               0.23         09/30/2010        2,480,988
       849,629   WINDMILL FUNDING CORPORATION++(p)                                         0.17         03/03/2010          849,612
                                                                                                                         41,178,365
                                                                                                                      -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $42,800,150)                                                               43,302,438
                                                                                                                      -------------

                                                                                           YIELD
                                                                                      -------------
SHORT-TERM INVESTMENTS: 22.46%
MUTUAL FUNDS: 22.37%
    97,149,406   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++(m)                        0.08%        01/05/2050       97,149,406
                                                                                                                      -------------
US TREASURY BILLS: 0.09%
       400,000   US TREASURY BILL## #                                                      0.06         03/25/2010          399,983
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $97,549,389)                                                                          97,549,389
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $546,186,065)*                                                      128.82%                                     $ 559,554,074
OTHER ASSETS AND LIABILITIES, NET                                         (28.82)                                      (125,172,656)
                                                                          ------                                      -------------
TOTAL NET ASSETS                                                          100.00%                                     $ 434,381,418
                                                                          ------                                      -------------

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

+/-  VARIABLE RATE INVESTMENTS.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(i)  ILLIQUID SECURITY.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(m) ALL OF PORTION OF THIS SECURITY HAS BEEN SEGREGATED FOR WHEN-ISSUED, DELAYED DELIVERY SECURITIES AND/OR UNDFUNDED LOANS.


(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(p)  ASSET-BACKED COMMERCIAL PAPER.

**   STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

INCOME PLUS FUND

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $97,149,406.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $546,420,273 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $14,828,927
GROSS UNREALIZED DEPRECIATION    (1,695,126)
                                -----------
NET UNREALIZED APPRECIATION     $13,133,801

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

INFLATION-PROTECTED BOND FUND

  FACE/SHARE
    AMOUNT       SECURITY NAME                                                                                            VALUE
--------------   ------------------------------------------------------------------                                   -------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.88%
           N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                             $  79,169,528
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $74,774,527)                                                     79,169,528
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $74,774,527)*                                                        99.88%                                        79,169,528

OTHER ASSETS AND LIABILITIES, NET                                           0.12                                             93,911
                                                                          ------                                      -------------
TOTAL NET ASSETS                                                          100.00%                                     $  79,263,439
                                                                          ------                                      -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $75,019,523 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $4,150,005
GROSS UNREALIZED DEPRECIATION            0
                                ----------
NET UNREALIZED APPRECIATION     $4,150,005

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
AGENCY SECURITIES: 41.41%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 11.83%
$   16,576,954   FHLMC #1G1652+/-                                                          6.05%        04/01/2037    $  17,353,593
     4,882,856   FHLMC #1G1708+/-                                                          6.13         04/01/2037        5,128,943
    12,178,645   FHLMC #1G2200+/-                                                          6.19         09/01/2037       12,789,218
     7,469,213   FHLMC #1G2394+/-                                                          5.84         01/01/2038        7,952,303
    24,535,006   FHLMC #1J1345+/-                                                          6.82         10/01/2036       25,582,254
     5,117,372   FHLMC #C70467                                                             6.50         09/01/2032        5,605,350
     8,111,527   FHLMC #G05470                                                             7.00         11/01/2032        8,982,763
    33,503,536   FHLMC #G13660                                                             5.50         05/01/2021       36,033,559
     7,571,000   FHLMC #P10020                                                             5.50         11/01/2017        7,977,279
     5,626,286   FHLMC #P10030                                                             5.50         02/01/2018        5,945,760
     1,108,181   FHLMC #P10037                                                             5.50         05/01/2018        1,172,489
     1,106,440   FHLMC #P10038                                                             5.50         05/01/2018        1,170,647
                                                                                                                        135,694,158
                                                                                                                      -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 29.58%
       320,867   FNMA #303878                                                              6.50         05/01/2016          338,952
    18,034,354   FNMA #310017                                                              7.00         06/01/2035       20,029,619
     8,312,000   FNMA #460481                                                              6.28         08/01/2011        8,747,900
     9,082,232   FNMA #545420                                                              5.62         12/01/2011        9,652,775
    15,678,466   FNMA #545745                                                              6.11         07/01/2012       16,986,884
    10,678,564   FNMA #836081+/-                                                           5.48         10/01/2035       11,306,296
     7,256,179   FNMA #889069                                                              5.50         01/01/2021        7,799,595
     7,506,323   FNMA #906998+/-                                                           5.54         06/01/2037        7,860,108
     4,738,382   FNMA #907054+/-                                                           5.83         11/01/2037        4,966,947
        96,068   FNMA #912807                                                              5.50         03/01/2022          102,552
     8,209,970   FNMA #914857+/-                                                           5.86         04/01/2037        8,615,936
    12,234,067   FNMA #917830+/-                                                           5.86         05/01/2037       12,831,376
        96,067   FNMA #929138                                                              5.50         02/01/2023          103,020
    15,143,657   FNMA #942517+/-                                                           6.27         08/01/2037       15,985,110
    10,372,869   FNMA #943016+/-                                                           6.33         09/01/2037       10,856,360
     6,122,118   FNMA #959381+/-                                                           5.97         12/01/2037        6,404,036
    61,789,625   FNMA #995233                                                              5.50         10/01/2021       66,455,675
    15,715,878   FNMA #995427                                                              5.50         01/01/2021       16,902,664
    21,957,978   FNMA #995579                                                              6.50         03/01/2039       23,839,110
     6,936,980   FNMA #995585                                                              5.50         03/01/2024        7,456,491
    29,664,988   FNMA #AD0582                                                              7.00         01/01/2040       32,952,201
    44,110,181   FNMA #AD0583                                                              7.00         01/01/2040       48,962,633
                                                                                                                        339,156,240
                                                                                                                      -------------
TOTAL AGENCY SECURITIES (COST $472,992,315)                                                                             474,850,398
                                                                                                                      -------------
ASSET BACKED SECURITIES: 3.75%
    31,236,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2009 CLASS A5                  2.25         12/23/2014       31,443,941
     3,426,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2009 CLASS A5                  4.85         04/22/2015        3,705,675
     2,583,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-1 CLASS A4                   4.55         01/15/2017        2,751,141
     2,537,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-2 CLASS A4                   3.32         02/15/2017        2,628,273
     1,429,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-3 CLASS A4                   2.54         04/15/2017        1,443,163
       988,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-4 CLASS A4                   2.40         07/15/2014          993,028
TOTAL ASSET BACKED SECURITIES (COST $42,668,498)                                                                         42,965,221
                                                                                                                      -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 18.87%
     2,301,000   ASSET SECURITIZATION CORPORATION COMMERCIAL MORTGAGE
                 PASS-THROUGH SERIES 1996-D3 CLASS A4                                      7.87         10/13/2026        2,496,889
       231,000   ASSET SECURITIZATION CORPORATION SERIES 1996-D3 CLASS A2                  7.78         10/13/2026          244,849
     8,722,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2002-2
                 CLASS A3                                                                  5.12         07/11/2043        9,135,907

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$       74,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9
                 CLASS AAB                                                                 4.80%        09/11/2042    $      76,670
     7,536,000   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4                   6.98         01/17/2032        8,207,208
       185,759   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2000-C1 CLASS A2                                                   7.55         04/15/2062          186,152
     6,186,094   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2001-CK3 CLASS A4                                                  6.53         06/15/2034        6,423,734
     3,510,194   FHLMC MULTIFAMILY STRUCTURED PASS-THROUGH CERTIFICATES SERIES
                 K003 CLASS A1                                                             2.23         07/25/2013        3,566,104
     4,327,892   FHLMC SERIES 1732 CLASS K                                                 6.50         05/15/2024        4,730,490
     8,345,673   FHLMC SERIES 2215 CLASS PH                                                6.50         02/15/2030        9,013,327
     2,024,680   FHLMC SERIES 2407 CLASS BJ                                                6.50         01/15/2032        2,222,109
     7,111,159   FHLMC SERIES 2595 CLASS AD                                                5.00         12/15/2017        7,501,593
     2,762,260   FHLMC SERIES 2899 CLASS TC                                                5.00         04/15/2019        2,907,132
     7,000,000   FHLMC SERIES 2958 CLASS MC                                                5.50         11/15/2028        7,276,179
     4,714,000   FHLMC SERIES 3143 CLASS NB                                                5.50         08/15/2029        4,991,135
    17,873,768   FNMA SERIES 2001-81 CLASS HE                                              6.50         01/25/2032       19,080,247
     1,942,639   FNMA SERIES 2003-26 CLASS A2                                              6.00         02/25/2033        2,091,263
    14,970,630   FNMA SERIES 2004-93 CLASS DG                                              4.25         04/25/2019       15,607,140
    16,174,027   FNMA SERIES 2008-16 CLASS DA                                              4.25         05/25/2022       16,884,777
    19,759,667   FNMA SERIES 2009-2 CLASS MA                                               4.00         02/25/2039       20,050,326
     2,840,700   FNMA SERIES 2009-22 CLASS EG                                              5.00         07/25/2035        3,032,907
     7,605,000   FNMA SERIES K005 CLASS A1                                                 3.48         04/25/2019        7,733,985
    13,904,060   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A2                                 6.50         05/25/2044       15,016,385
     6,903,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                 2004-CB9 CLASS A4                                                         5.38         06/12/2041        7,082,977
     1,530,884   JPMORGAN CHASE COMMERCIAL MORTGAGE SERIES 2001-CIBC1 MORTGAGE
                 PASS-THROUGH CLASS A3                                                     6.26         03/15/2033        1,571,707
     7,240,124   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2001-C2
                 CLASS A2                                                                  6.65         11/15/2027        7,519,608
       765,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                 CLASS A4                                                                  5.12         11/15/2032          802,393
     6,000,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS A3                    5.23         11/12/2037        6,114,553
     5,275,000   MORGAN STANLEY CAPITAL I SERIES 2005-T17 CLASS A4                         4.52         12/13/2041        5,389,243
     4,510,660   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-HQ CLASS A3              6.51         04/15/2034        4,768,454
     4,166,144   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ2 CLASS A4             5.74         12/15/2035        4,384,693
     4,589,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-IQ4 CLASS A2             4.07         05/15/2040        4,675,239
     4,187,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004 CLASS A3                 5.03         06/13/2041        4,340,573
     1,152,438   NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1C              6.69         03/15/2030        1,244,287
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $214,379,403)                                                           216,370,235
                                                                                                                      -------------
CORPORATE BONDS & NOTES: 2.67%
INVESTMENT COMPANIES: 2.67%
    30,660,000   FIH ERHVERVSBANK A/S++                                                    1.75         12/06/2012       30,626,029
                                                                                                                      -------------
TOTAL CORPORATE BONDS & NOTES (COST $30,579,058)                                                                         30,626,029
                                                                                                                      -------------
US TREASURY SECURITIES: 31.89%
US TREASURY BONDS: 1.13%
    12,900,000   US TREASURY BOND<<                                                        0.75         11/30/2011       12,918,641
                                                                                                                      -------------
US TREASURY NOTES: 30.76%
    14,576,000   US TREASURY NOTE                                                          0.88         04/30/2011       14,657,990
    20,804,000   US TREASURY NOTE<<                                                        1.00         07/31/2011       20,955,973
     1,929,000   US TREASURY NOTE                                                          1.00         09/30/2011        1,941,735
    29,261,000   US TREASURY NOTE<<                                                        1.00         10/31/2011       29,443,881
    97,949,000   US TREASURY NOTE<<                                                        1.00         12/31/2011       98,438,745
     4,100,000   US TREASURY NOTE                                                          0.88         01/31/2012        4,108,487
    96,830,000   US TREASURY NOTE<<                                                        1.38         11/15/2012       97,291,492

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
US TREASURY NOTES (continued)
$    7,265,000   US TREASURY NOTE                                                          1.13%        12/15/2012    $   7,243,997
     4,579,000   US TREASURY NOTE                                                          1.38         01/15/2013        4,591,519
    62,790,000   US TREASURY NOTE                                                          1.38         02/15/2013       62,884,436
    11,200,000   US TREASURY NOTE<<                                                        2.25         01/31/2015       11,203,494
                                                                                                                        352,761,749
                                                                                                                      -------------
TOTAL US TREASURY SECURITIES (COST $365,194,385)                                                                        365,680,390
                                                                                                                      -------------

    SHARES                                                                                YIELD
--------------                                                                        -------------
COLLATERAL FOR SECURITIES LENDING: 26.74%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.41%
    16,126,519   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                  0.11%                         16,126,519
                                                                                                                       ------------

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE
--------------   ------------------------------------------------------------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 25.33%
$      403,163   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.25%        03/02/2010          403,155
     1,612,652   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.25         03/03/2010        1,612,652
     1,209,489   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.26         03/04/2010        1,209,445
     1,007,907   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.26         03/05/2010        1,007,864
     1,915,024   ANGLO IRISH BANK CORPORATION++                                            0.25         03/03/2010        1,914,971
       221,740   ANTALIS US FUNDING CORPORATION++(p)                                       0.18         03/05/2010          221,733
     2,015,815   ANTALIS US FUNDING CORPORATION++(p)                                       0.20         03/08/2010        2,015,714
     1,209,489   ASB BANK++                                                                0.17         03/08/2010        1,209,438
     3,426,885   AUTOBAHN FUNDING COMPANY LLC++(p)                                         0.20         03/03/2010        3,426,809
     2,418,978   AUTOBAHN FUNDING COMPANY LLC++(p)                                         0.22         03/15/2010        2,418,741
     5,845,863   BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOCIATION
                 (CAYMAN ISLANDS)                                                          0.10         03/01/2010        5,845,863
    20,964,475   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $20,964,685)                   0.12         03/01/2010       20,964,475
     2,015,815   BANK OF IRELAND                                                           0.50         03/02/2010        2,015,815
     6,047,445   BARTON CAPITAL CORPORATION++(p)                                           0.17         03/02/2010        6,047,359
       201,581   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/03/2010          201,575
       201,581   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/04/2010          201,573
       564,428   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/05/2010          564,400
       403,163   BELMONT FUNDING LLC++(p)                                                  0.35         03/03/2010          403,147
    20,964,475   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $20,964,685)                                                              0.12         03/01/2010       20,964,475
     6,349,817   BPCE SA++                                                                 0.20         03/12/2010        6,349,358
     6,122,030   BTM CAPITAL CORPORATION++                                                 0.20         03/04/2010        6,121,860
       221,740   CALCASIEU PARISH LA+/-ss                                                  0.31         12/01/2027          221,740
     4,837,956   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                     0.14         11/01/2026        4,837,956
       645,061   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.26         06/01/2028          645,061
     5,543,491   CALYON (NEW YORK)                                                         0.25         03/18/2010        5,543,695
     5,241,119   CANCARA ASSET SECURITIZATION LIMITED++(p)                                 0.20         03/12/2010        5,240,740
       534,695   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.23         10/01/2038          534,695
     1,007,907   COOK COUNTY IL+/-ss                                                       0.23         11/01/2030        1,007,907
     5,644,282   DANSKE BANK A/S COPENHAGEN                                                0.20         03/02/2010        5,644,282
     3,426,885   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                              0.31         12/15/2037        3,426,885
     1,773,917   DEXIA BANK (GRAND CAYMAN)                                                 0.22         03/05/2010        1,773,917
     2,217,396   DEXIA DELAWARE LLC                                                        0.22         03/01/2010        2,217,369
     2,217,396   DEXIA DELAWARE LLC                                                        0.22         03/04/2010        2,217,329
     5,341,910   ENI COORDINATION CENTER SA++                                              0.18         03/03/2010        5,341,803
     2,217,396   FORTIS BANK NV SA                                                         0.18         03/01/2010        2,217,396
       907,117   FORTIS BANK NV SA                                                         0.18         03/03/2010          907,117
     1,663,047   FORTIS BANK NV SA                                                         0.18         03/04/2010        1,663,047
     1,612,652   GDF SUEZ++                                                                0.17         03/01/2010        1,612,637
     2,015,815   GDF SUEZ++                                                                0.17         03/02/2010        2,015,786
     1,007,907   GDF SUEZ++                                                                0.18         03/16/2010        1,007,822

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    1,411,070   GDF SUEZ++                                                                0.18%        03/17/2010    $   1,410,943
    14,346,555   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $14,346,698)                   0.12         03/01/2010       14,346,555
     6,450,608   GOTHAM FUNDING CORPORATION++(p)                                           0.17         03/01/2010        6,450,547
     4,031,630   GRAMPIAN FUNDING LLC++(p)                                                 0.23         03/12/2010        4,031,295
       727,726   GRYPHON FUNDING LIMITED(a)(i)                                             0.00         08/05/2010          297,785
     2,822,141   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.13         05/01/2023        2,822,141
     2,046,052   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.13         07/01/2034        2,046,052
     3,314,000   HAMILTON COUNTY OH HOSPITALS+/-ss                                         0.16         05/15/2037        3,314,000
       332,609   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.23         11/01/2042          332,609
     1,632,810   HOUSTON TX UTILITY SYSTEM+/-ss                                            0.19         05/15/2034        1,632,810
       576,523   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.22         07/01/2029          576,523
       403,163   INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.23         01/01/2018          403,163
       604,744   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.23         04/15/2025          604,744
     6,450,608   KOCH RESOURCES LLC++                                                      0.17         03/02/2010        6,450,516
     6,450,608   LLOYDS TSB BANK PLC                                                       0.17         03/04/2010        6,450,608
       665,219   LMA AMERICAS LLC++(p)                                                     0.17         03/05/2010          665,200
     4,999,221   MASSACHUSETTS HEFA+/-ss                                                   0.19         10/01/2034        4,999,221
     6,450,608   METLIFE SHORT TERM FUND++(p)                                              0.19         03/12/2010        6,450,165
       553,341   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                 0.16         02/01/2036          553,341
    20,158,149   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $20,158,283)                   0.08         03/01/2010       20,158,149
       524,112   NATIONWIDE BUILDING SOCIETY++                                             0.18         03/15/2010          524,070
     6,450,608   NATIXIS                                                                   0.21         03/18/2010        6,450,625
       403,163   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.23         01/01/2018          403,163
     4,434,793   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                   0.17         07/01/2034        4,434,793
     4,031,630   NEWPORT BEACH CA REVENUE+/-ss                                             0.19         12/01/2040        4,031,630
       110,870   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20         03/05/2010          110,866
       403,163   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20         03/16/2010          403,125
       906,109   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.22         01/01/2034          906,109
     1,007,907   REGENCY MARKETS #1 LLC++(p)                                               0.16         03/05/2010        1,007,881
     5,039,537   REGENCY MARKETS #1 LLC++(p)                                               0.18         03/17/2010        5,039,084
     6,450,608   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                    0.18         03/05/2010        6,450,414
     2,721,350   RHEINGOLD SECURITISATION LIMITED++(p)                                     0.20         03/10/2010        2,721,184
     5,644,282   ROYAL BANK OF SCOTLAND                                                    0.20         03/18/2010        5,644,282
     5,644,282   SANPAOLO IMI BANK (NEW YORK)                                              0.17         03/01/2010        5,644,285
       201,581   SOCIETE GENERALE NORTH AMERICA                                            0.17         03/04/2010          201,577
     4,031,630   SOCIETE GENERALE NORTH AMERICA                                            0.19         03/18/2010        4,031,226
     3,426,885   SURREY FUNDING CORPORATION++(p)                                           0.18         03/19/2010        3,426,543
     2,620,559   TASMAN FUNDING INCORPORATED++(p)                                          0.20         03/15/2010        2,620,326
     1,330,438   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.14         07/01/2032        1,330,438
     3,225,304   UBS AG (STAMFORD CT)                                                      0.15         03/09/2010        3,225,276
     6,450,608   UNICREDITO ITALIANO (NEW YORK)                                            0.22         03/10/2010        6,450,608
       604,744   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.21         12/15/2040          604,744
     2,251,161   VFNC CORPORATION(a)+++/-(i)                                               0.23         09/30/2010        1,170,604
     6,450,608   WINDMILL FUNDING CORPORATION++(p)                                         0.17         03/03/2010        6,450,491
                                                                                                                        290,477,317
                                                                                                                      -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $306,366,841)                                                             306,603,836
                                                                                                                      -------------

    SHARES                                                                                YIELD
--------------                                                                        -------------
SHORT-TERM INVESTMENTS: 0.76%
MUTUAL FUNDS: 0.76%
     8,748,800   WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~+++(u)                         0.08%                          8,748,800
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,748,800)                                                                            8,748,800
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,440,929,300)*                                                       126.09%                                 $1,445,844,909
OTHER ASSETS AND LIABILITIES, NET                                            (26.09)                                   (299,125,030)
                                                                             ------                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $1,146,719,879
                                                                             ------                                  --------------
TBA SALE COMMITMENTS: (2.97%)
$  (32,000,000)  FNMA%%                                                                    5.50%        05/25/2023      (34,095,008)
TOTAL SALE COMMITMENTS (PROCEEDS RECEIVED $(34,256,719))                                                                (34,095,008)
                                                                                                                      -------------

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,748,800.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,442,066,856 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 8,591,452
GROSS UNREALIZED DEPRECIATION    (4,813,399)
                                -----------
NET UNREALIZED APPRECIATION     $ 3,778,053

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

STABLE INCOME FUND

  FACE/SHARE
    AMOUNT       SECURITY NAME                                                                                            VALUE
--------------   ------------------------------------------------------------------                                   -------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.74%
           N/A   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                        $ 139,065,861
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $167,492,083)                                                   139,065,861
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $167,492,083)*                                                       99.74%                                       139,065,861
OTHER ASSETS AND LIABILITIES, NET                                           0.26                                            366,524
                                                                          ------                                      -------------
TOTAL NET ASSETS                                                          100.00%                                     $ 139,432,385
                                                                          ------                                      -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $167,702,653 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $          0
GROSS UNREALIZED DEPRECIATION    (28,636,792)
                                ------------
NET UNREALIZED DEPRECIATION     $(28,636,792)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

STRATEGIC INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
CORPORATE BONDS & NOTES: 85.08%
AEROSPACE: 0.56%
$      180,000   TRIUMPH GROUP INCORPORATED++                                              8.00%        11/15/2017    $     181,335
                                                                                                                      -------------
AMUSEMENT & RECREATION SERVICES: 2.46%
       210,000   PENN NATIONAL GAMING INCORPORATED++                                       8.75         08/15/2019          207,900
       230,000   SHINGLE SPRINGS TRIBAL GAMING AUTHORITY++                                 9.38         06/15/2015          182,850
       100,000   WARNER MUSIC GROUP                                                        7.38         04/15/2014           95,500
       300,000   YONKERS RACING CORPORATION++                                             11.38         07/15/2016          316,500
                                                                                                                            802,750
                                                                                                                      -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.28%
       195,000   HANESBRANDS INCORPORATED                                                  8.00         12/15/2016          198,900
       210,000   LEVI STRAUSS & COMPANY                                                    9.75         01/15/2015          218,925
                                                                                                                            417,825
                                                                                                                      -------------
AUTO PARTS & EQUIPMENT: 1.51%
       250,000   AMERICAN AXLE & MANUFACTURING HOLDINGS INCORPORATED++                     9.25         01/15/2017          258,750
       245,000   TRW AUTOMOTIVE INCORPORATED++                                             7.25         03/15/2017          231,525
                                                                                                                            490,275
                                                                                                                      -------------
BUSINESS SERVICES: 3.38%
       250,000   FIRST DATA CORPORATION                                                    9.88         09/24/2015          216,250
       195,000   IRON MOUNTAIN INCORPORATED                                                8.38         08/15/2021          200,119
       200,000   RENTAL SERVICE CORPORATION                                                9.50         12/01/2014          193,500
       150,000   SUNGARD DATA SYSTEMS INCORPORATED                                         9.13         08/15/2013          153,563
       100,000   SUNGARD DATA SYSTEMS INCORPORATED                                        10.25         08/15/2015          103,750
       250,000   UNITED RENTALS NORTH AMERICA INCORPORATED                                 7.75         11/15/2013          233,125
                                                                                                                          1,100,307
                                                                                                                      -------------
CASINO & GAMING: 3.35%
            10   ELDORADO CASINO SHREVEPORT(Y)                                            10.00         08/01/2012                9
       307,000   POKAGON GAMING AUTHORITY++                                               10.38         06/15/2014          319,280
       410,000   TUNICA-BILOXI GAMING AU++                                                 9.00         11/15/2015          363,875
       300,000   TURNING STONE CASINO RESORT ENTERPRISE++                                  9.13         09/15/2014          300,000
       199,000   WATERFORD GAMING LLC++(i)                                                 8.63         09/15/2014          108,455
                                                                                                                          1,091,619
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 0.81%
       300,000   HUNTSMAN INTERNATIONAL LLC++                                              5.50         06/30/2016          264,000
                                                                                                                      -------------
COAL MINING: 1.16%
       150,000   ARCH COAL INCORPORATED++                                                  8.75         08/01/2016          155,250
       225,000   JAMES RIVER COAL COMPANY                                                  9.38         06/01/2012          222,750
                                                                                                                            378,000
                                                                                                                      -------------
COMMUNICATIONS: 6.95%
       146,676   CCH II CAPITAL CORPORATION                                               13.50         11/30/2016          173,261
       100,000   CHARTER COMMUNICATION OPT LLC CAPITAL++                                   8.38         04/30/2014          101,500
       440,000   CSC HOLDINGS INCORPORATED++                                               8.63         02/15/2019          475,200
       215,000   FRONTIER COMMUNICATIONS CORPORATION                                       8.25         05/01/2014          220,913
       225,000   INTELSAT BERMUDA LIMITED**                                               11.25         02/04/2017          228,094
       100,000   LEVEL 3 FINANCING INCORPORATED                                            8.75         02/15/2017           89,000
       350,000   PAETEC HOLDING CORPORATION++                                              9.50         07/15/2015          340,375
       285,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED++                         8.00         10/01/2015          294,975
       100,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED++                         7.13         04/01/2018          100,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

STRATEGIC INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COMMUNICATIONS (continued)
$      235,000   WINDSTREAM CORPORATION                                                    8.63%        08/01/2016    $     239,113
                                                                                                                          2,262,431
                                                                                                                      -------------
DEPARTMENT STORES: 2.01%
       100,000   MACY'S RETAIL HOLDINGS INCORPORATED                                       5.90         12/01/2016           97,000
       300,000   MACY'S RETAIL HOLDINGS INCORPORATED                                       7.45         07/15/2017          306,750
       256,093   NEIMAN MARCUS GROUP INCORPORATED(Y)                                       9.00         10/15/2015          252,252
                                                                                                                            656,002
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 3.06%
       400,000   CIT GROUP INCORPORATED                                                    7.00         05/01/2017          353,500
       300,000   GMAC LLC                                                                  6.88         09/15/2011          300,000
       130,000   GMAC LLC                                                                  6.00         12/15/2011          129,025
       105,000   GMAC LLC                                                                  6.75         12/01/2014          100,275
       125,000   GMAC LLC                                                                  8.00         11/01/2031          115,313
                                                                                                                            998,113
                                                                                                                      -------------
E-COMMERCE/SERVICES: 1.56%
       175,000   GXS WORLDWIDE INCORPORATED++                                              9.75         06/15/2015          166,250
       325,000   NETFLIX INCORPORATED                                                      8.50         11/15/2017          340,438
                                                                                                                            506,688
                                                                                                                      -------------
ELECTRIC UTILITIES: 1.12%
       300,000   MIRANT AMERICAS GENERATION LLC                                            8.50         10/01/2021          280,500
        90,000   RRI ENERGY INCORPORATED                                                   7.88         06/15/2017           84,150
                                                                                                                            364,650
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 2.45%
        60,000   CHESAPEAKE ENERGY CORPORATION                                             9.50         02/15/2015           65,250
        50,000   ENERGY FUTURE HOLDINGS++                                                 10.00         01/15/2020           51,000
       150,000   INERGY FINANCE CORPORATION                                                6.88         12/15/2014          146,250
       280,000   NRG ENERGY INCORPORATED                                                   7.38         02/01/2016          276,150
       345,000   TEXAS COMPETITIVE ELECTRIC HOLDINGS COMPANY LLC SERIES B                 10.25         11/01/2015          257,888
                                                                                                                            796,538
                                                                                                                      -------------
ENERGY - EXPLORATION & PRODUCTION: 1.04%
       354,366   COSO GEOTHERMAL POWER HOLDINGS++(i)                                       7.00         07/15/2026          337,849
                                                                                                                      -------------
ENTERTAINMENT: 0.45%
       140,000   WMG ACQUISITION CORPORATION++                                             9.50         06/15/2016          147,000
                                                                                                                      -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.63%
       200,000   BWAY CORPORATION++                                                       10.00         04/15/2014          206,000
                                                                                                                      -------------
FINANCIAL SERVICES: 1.44%
       250,000   ICAHN ENTERPRISES FINANCE CORPORATION++                                   8.00         01/15/2018          235,000
       225,000   NATIONAL MONEY MART COMPANY++                                            10.38         12/15/2016          234,563
                                                                                                                            469,563
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS: 1.97%
       230,000   DEAN FOODS COMPANY                                                        7.00         06/01/2016          218,500
       100,000   JBS USA FINANCE INCORPORATED++                                           11.63         05/01/2014          113,000
        10,000   PINNACLE FOODS LLC CORPORATION++                                          9.25         04/01/2015           10,150
       270,000   PINNACLE FOODS LLC CORPORATION                                            9.25         04/01/2015          274,050

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

STRATEGIC INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
FOOD & KINDRED PRODUCTS (continued)
$       25,000   TREEHOUSE FOODS INCORPORATED                                              7.75%        03/01/2018    $      25,625
                                                                                                                            641,325
                                                                                                                      -------------
FOREST PRODUCTS & PAPER: 2.46%
       300,000   APPLETON PAPERS INCORPORATED++                                           11.25         12/15/2015          255,000
       250,000   BOISE PAPER HOLDINGS LLC++                                                9.00         11/01/2017          257,500
       275,000   VERSO PAPER HOLDINGS LLC++                                               11.50         07/01/2014          288,750
                                                                                                                            801,250
                                                                                                                      -------------
HEALTH CARE: 1.06%
       150,000   ACCELLENT INCORPORATED++                                                  8.38         02/01/2017          151,125
       200,000   HEALTHSOUTH CORPORATION                                                   8.13         02/15/2020          195,000
                                                                                                                            346,125
                                                                                                                      -------------
HEALTH SERVICES: 4.26%
       400,000   COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI                           8.88         07/15/2015          414,000
       295,000   HCA INCORPORATED                                                          9.25         11/15/2016          313,069
        85,000   HCA INCORPORATED++                                                        7.88         02/15/2020           88,825
       190,000   TENET HEALTHCARE CORPORATION                                              9.25         02/01/2015          192,850
       200,000   US ONCOLOGY INCORPORATED                                                  9.13         08/15/2017          207,500
       175,000   VANGUARD HEALTH HOLDINGS++                                                8.00         02/01/2018          171,938
                                                                                                                          1,388,182
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.93%
       300,000   KAR HOLDINGS INCORPORATED                                                 8.75         05/01/2014          303,000
                                                                                                                      -------------
HOME FURNISHINGS: 0.83%
       270,000   ALH FINANCE LLC/ALH FINANCE CORPORATION                                   8.50         01/15/2013          269,325
                                                                                                                      -------------
HOUSEHOLD PRODUCTS, WARE: 1.52%
       180,000   ACCO BRANDS CORPORATION++                                                10.63         03/15/2015          195,660
       300,000   YANKEE ACQUISITION CORPORATION                                            8.50         02/15/2015          300,000
                                                                                                                            495,660
                                                                                                                      -------------
INDUSTRIAL SERVICES: 0.50%
       160,000   CLEAN HARBORS INCORPORATED                                                7.63         08/15/2016          161,600
                                                                                                                      -------------
LEGAL SERVICES: 0.77%
       250,000   FTI CONSULTING INCORPORATED                                               7.75         10/01/2016          250,625
                                                                                                                      -------------
MANUFACTURING (SPECIALIZED): 0.52%
       175,000   BERRY PLASTICS CORPORATION++                                              8.88         09/15/2014          168,438
                                                                                                                      -------------
MEDIA: 3.21%
       225,000   CLEAR CHANNEL WORLDWIDE HOLDINGS INCORPORATED++                           9.25         12/15/2017          231,188
       100,000   MEDIA GENERAL INCORPORATED++                                             11.75         02/15/2017           97,000
       300,000   SINCLAIR TELEVISION GROUP++                                               9.25         11/01/2017          311,250
       425,000   SUN MEDIA CORPORATION                                                     7.63         02/15/2013          404,813
                                                                                                                          1,044,251
                                                                                                                      -------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.47%
       140,000   TEREX CORPORATION                                                        10.88         06/01/2016          152,950
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.16%
       490,000   CLARKE AMERICAN CORPORATION                                               9.50         05/15/2015          447,125

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

STRATEGIC INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
$      155,000   EASTMAN KODAK COMPANY++                                                   9.75%        03/01/2018    $     151,849
       100,000   TENNECO AUTOMOTIVE INCORPORATED SERIES B                                 10.25         07/15/2013          103,250
                                                                                                                            702,224
                                                                                                                      -------------
MOTION PICTURES: 0.65%
       205,000   CINEMARK USA INCORPORATED                                                 8.63         06/15/2019          213,200
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.42%
       175,000   DISCOVER FINANCIAL SERVICES                                              10.25         07/15/2019          207,082
       265,000   FORD MOTOR CREDIT COMPANY LLC                                             7.80         06/01/2012          267,801
       170,000   FORD MOTOR CREDIT COMPANY LLC                                             7.00         10/01/2013          167,428
       145,000   FORD MOTOR CREDIT COMPANY LLC                                             8.00         12/15/2016          145,600
                                                                                                                            787,911
                                                                                                                      -------------
OFFICE EQUIPMENT: 0.86%
       250,000   INTERFACE INCORPORATED                                                   11.38         11/01/2013          281,250
                                                                                                                      -------------
OIL & GAS EXTRACTION: 6.29%
       130,000   BILL BARRETT CORPORATION                                                  9.88         07/15/2016          137,638
       225,000   CHESAPEAKE ENERGY CORPORATION                                             6.38         06/15/2015          217,688
       160,000   COMSTOCK RESOURCES INCORPORATED                                           8.38         10/15/2017          163,200
       425,000   HILCORP ENERGY++                                                          7.75         11/01/2015          413,313
       280,000   KEY ENERGY SERVICES INCORPORATED                                          8.38         12/01/2014          277,200
        65,000   NEWFIELD EXPLORATION COMPANY                                              6.88         02/01/2020           64,025
       200,000   PENN VIRGINIA CORPORATION                                                10.38         06/15/2016          216,000
       170,000   PETROHAWK ENERGY CORPORATION                                              7.88         06/01/2015          170,000
       200,000   PLAINS EXPLORATION & PRODUCTION COMPANY                                   8.63         10/15/2019          207,500
       160,000   QUICKSILVER RESOURCES INCORPORATED                                       11.75         01/01/2016          181,600
                                                                                                                          2,048,164
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS: 2.48%
       125,000   APPLETON PAPERS INCORPORATED++                                           10.50         06/15/2015          115,625
       245,000   DOMTAR CORPORATION                                                       10.75         06/01/2017          287,263
       300,000   GRAHAM PACKAGING COMPANY INCORPORATED++                                   9.88         10/15/2014          306,000
       100,000   GRAHAM PACKAGING COMPANY INCORPORATED++                                   8.25         01/01/2017           98,000
                                                                                                                            806,888
                                                                                                                      -------------
PERSONAL SERVICES: 0.98%
       325,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                               7.00         06/15/2017          318,500
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.42%
       105,000   ASHLAND INCORPORATED++                                                    9.13         06/01/2017          114,975
       280,000   HOLLY CORPORATION++                                                       9.88         06/15/2017          287,000
       190,000   SANDRIDGE ENERGY INCORPORATED(Y)                                          8.63         04/01/2015          186,200
       210,000   SANDRIDGE ENERGY INCORPORATED++                                           8.00         06/01/2018          201,075
                                                                                                                            789,250
                                                                                                                      -------------
PIPELINES: 0.82%
       305,000   DYNEGY HOLDINGS INCORPORATED                                              8.38         05/01/2016          266,875
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES: 1.26%
       220,000   BELDEN CDT INCORPORATED                                                   7.00         03/15/2017          211,750
       200,000   STEEL DYNAMICS                                                            7.75         04/15/2016          199,000
                                                                                                                            410,750
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

STRATEGIC INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.93%
$      250,000   MEDIMEDIA (USA) INCORPORATED++                                           11.38%        11/15/2014    $     210,000
        30,000   NIELSEN FINANCE LLC COMPANY                                              11.63         02/01/2014           33,413
       150,000   NIELSEN FINANCE LLC COMPANY                                              11.50         05/01/2016          167,063
       100,000   NIELSEN FINANCE LLC COMPANY                                              12.50         08/01/2016           90,500
       140,000   TL ACQUISITIONS INCORPORATED SENIOR NOTES++                              10.50         01/15/2015          127,575
                                                                                                                            628,551
                                                                                                                      -------------
RETAIL: 1.56%
       245,000   FERRELLGAS PARTNERS LP++                                                  9.13         10/01/2017          256,025
       250,000   TOYS R US PROPERTY COMPANY++                                              8.50         12/01/2017          252,500
                                                                                                                            508,525
                                                                                                                      -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.72%
       180,000   GOODYEAR TIRE & RUBBER COMPANY                                            9.00         07/01/2015          185,625
        45,000   GOODYEAR TIRE & RUBBER COMPANY                                           10.50         05/15/2016           48,488
                                                                                                                            234,113
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.60%
       190,000   OWENS-ILLINOIS INCORPORATED                                               7.80         05/15/2018          194,750
                                                                                                                      -------------
TELECOMMUNICATIONS: 3.10%
       230,000   CINCINNATI BELL                                                           8.25         10/15/2017          230,000
       150,000   FRONTIER COMMUNICATIONS                                                   8.13         10/01/2018          149,250
       205,000   GEOEYE INCORPORATED++                                                     9.63         10/01/2015          208,075
       200,000   GLOBAL CROSSING LIMITED++                                                12.00         09/15/2015          217,500
       200,000   TIME WARNER TELECOMMUNICATION HOLDINGS                                    9.25         02/15/2014          206,000
                                                                                                                          1,010,825
                                                                                                                      -------------
WASTE MANAGEMENT: 0.51%
       155,000   CASELLA WASTE SYSTEMS INCORPORATED++                                     11.00         07/15/2014          166,625
                                                                                                                      -------------
WIRELESS COMMUNICATIONS: 2.60%
       300,000   METROPCS WIRELESS INCORPORATED                                            9.25         11/01/2014          299,250
       270,000   NEXTEL COMMUNICATIONS INCORPORATED SERIES D                               7.38         08/01/2015          249,075
       295,000   SPRINT NEXTEL CORPORATION                                                 6.00         12/01/2016          255,175
        45,000   SPRINT NEXTEL CORPORATION                                                 8.38         08/15/2017           43,538
                                                                                                                            847,038
                                                                                                                      -------------
TOTAL CORPORATE BONDS & NOTES (COST $27,220,285)                                                                         27,709,115
                                                                                                                      -------------
MUNICIPAL BONDS & NOTES: 0.40%
ALABAMA: 0.40%
        25,000   COUNTY OF JEFFERSON AL  SERIES C-2 (SEWER REVENUE, FGIC
                 INSURED)++(i)+/-                                                          0.63         02/01/2042            8,750
       125,000   COUNTY OF JEFFERSON AL  SERIES C-5 (SEWER REVENUE, XLCA
                 INSURED)++(i)+/-                                                          0.69         02/01/2040           43,750
        25,000   COUNTY OF JEFFERSON AL  SERIES C-9 (SEWER REVENUE, AGM
                 INSURED)++(i)+/-                                                          0.35         02/01/2042            8,750
       200,000   COUNTY OF JEFFERSON AL SUBSERIES B-1-C (SEWER REVENUE, FGIC
                 INSURED)++(i)+/-                                                          0.69         02/01/2042           70,000
                                                                                                                            131,250
                                                                                                                      -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $130,175)                                                                               131,250
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

STRATEGIC INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
FOREIGN CORPORATE BONDS: 3.06%
$      400,000   INEOS GROUP HOLDINGS PLC++                                                8.50%        02/15/2016    $     260,000
       250,000   INTELSAT (BERMUDA) LIMITED                                                9.25         06/15/2016          243,125
       175,000   INTELSAT (BERMUDA) LIMITED                                               11.25         06/15/2016          186,813
       290,000   VIRGIN MEDIA FINANCE PLC                                                  9.50         08/15/2016          307,400
TOTAL FOREIGN CORPORATE BONDS (COST $1,134,111)                                                                             997,338
                                                                                                                      -------------

    SHARES
--------------
COMMON STOCKS: 1.41%
COMMUNICATIONS: 0.60%
        42,900   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                            195,626
                                                                                                                      -------------
OIL & GAS EXTRACTION: 0.42%
         5,080   CHESAPEAKE ENERGY CORPORATION<<                                                                            134,976
                                                                                                                      -------------
PIPELINES: 0.39%
         5,930   THE WILLIAMS COMPANIES INCORPORATED                                                                        127,732
                                                                                                                      -------------
TOTAL COMMON STOCKS (COST $523,868)                                                                                         458,334
                                                                                                                      -------------

                                                                                          YIELD
                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 0.60%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.02%
         7,200   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                  0.11%                              7,200
                                                                                                                      -------------

   PRINCIPAL                                                                          INTEREST RATE
--------------                                                                        -------------
COLLATERAL INVESTED IN OTHER ASSETS: 0.58%
           180   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.25%        03/02/2010              180
           720   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.25         03/03/2010              720
           540   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.26         03/04/2010              540
           450   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.26         03/05/2010              450
           855   ANGLO IRISH BANK CORPORATION++                                            0.25         03/03/2010              855
            99   ANTALIS US FUNDING CORPORATION++(p)                                       0.18         03/05/2010               99
           900   ANTALIS US FUNDING CORPORATION++(p)                                       0.20         03/08/2010              900
           540   ASB BANK++                                                                0.17         03/08/2010              540
         1,530   AUTOBAHN FUNDING COMPANY LLC++(p)                                         0.20         03/03/2010            1,530
         1,080   AUTOBAHN FUNDING COMPANY LLC++(p)                                         0.22         03/15/2010            1,080
         2,610   BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOCIATION
                 (CAYMAN ISLANDS)                                                          0.10         03/01/2010            2,610
         9,360   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $9,360)                        0.12         03/01/2010            9,360
           900   BANK OF IRELAND                                                           0.50         03/02/2010              900
         2,700   BARTON CAPITAL CORPORATION++(p)                                           0.17         03/02/2010            2,700
            90   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/03/2010               90
            90   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/04/2010               90
           252   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/05/2010              252
           180   BELMONT FUNDING LLC++(p)                                                  0.35         03/03/2010              180
         9,360   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                 VALUE $9,360)                                                             0.12         03/01/2010            9,360
         2,835   BPCE SA++                                                                 0.20         03/12/2010            2,835
         2,733   BTM CAPITAL CORPORATION++                                                 0.20         03/04/2010            2,733
            99   CALCASIEU PARISH LA+/-ss                                                  0.31         12/01/2027               99
         2,160   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                     0.14         11/01/2026            2,160
           288   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.26         06/01/2028              288
         2,475   CALYON (NEW YORK)                                                         0.25         03/18/2010            2,475
         2,340   CANCARA ASSET SECURITIZATION LIMITED++(p)                                 0.20         03/12/2010            2,340
           239   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.23         10/01/2038              239
           450   COOK COUNTY IL+/-ss                                                       0.23         11/01/2030              450
         2,520   DANSKE BANK A/S COPENHAGEN                                                0.20         03/02/2010            2,520
         1,530   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                              0.31         12/15/2037            1,530

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

STRATEGIC INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
          $792   DEXIA BANK (GRAND CAYMAN)                                                 0.22%        03/05/2010    $         792
           990   DEXIA DELAWARE LLC                                                        0.22         03/01/2010              990
           990   DEXIA DELAWARE LLC                                                        0.22         03/04/2010              990
         2,385   ENI COORDINATION CENTER SA++                                              0.18         03/03/2010            2,385
           990   FORTIS BANK NV SA                                                         0.18         03/01/2010              990
           405   FORTIS BANK NV SA                                                         0.18         03/03/2010              405
           743   FORTIS BANK NV SA                                                         0.18         03/04/2010              743
           720   GDF SUEZ++                                                                0.17         03/01/2010              720
           900   GDF SUEZ++                                                                0.17         03/02/2010              900
           450   GDF SUEZ++                                                                0.18         03/16/2010              450
           630   GDF SUEZ++                                                                0.18         03/17/2010              630
         6,405   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,405)                     0.12         03/01/2010            6,405
         2,880   GOTHAM FUNDING CORPORATION++(p)                                           0.17         03/01/2010            2,880
         1,800   GRAMPIAN FUNDING LLC++(p)                                                 0.23         03/12/2010            1,800
        29,744   GRYPHON FUNDING LIMITED(i)(a)                                             0.00         08/05/2010           12,171
         1,260   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.13         05/01/2023            1,260
           914   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.13         07/01/2034              914
         1,480   HAMILTON COUNTY OH HOSPITALS+/-ss                                         0.16         05/15/2037            1,480
           149   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.23         11/01/2042              149
           729   HOUSTON TX UTILITY SYSTEM+/-ss                                            0.19         05/15/2034              729
           257   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.22         07/01/2029              257
           180   INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.23         01/01/2018              180
           270   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.23         04/15/2025              270
         2,880   KOCH RESOURCES LLC++                                                      0.17         03/02/2010            2,880
         2,880   LLOYDS TSB BANK PLC                                                       0.17         03/04/2010            2,880
           297   LMA AMERICAS LLC++(p)                                                     0.17         03/05/2010              297
         2,232   MASSACHUSETTS HEFA+/-ss                                                   0.19         10/01/2034            2,232
         2,880   METLIFE SHORT TERM FUND++(p)                                              0.19         03/12/2010            2,880
           247   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                 0.16         02/01/2036              247
         9,000   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $9,000)                        0.08         03/01/2010            9,000
           234   NATIONWIDE BUILDING SOCIETY++                                             0.18         03/15/2010              234
         2,880   NATIXIS                                                                   0.21         03/18/2010            2,880
           180   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.23         01/01/2018              180
         1,980   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                   0.17         07/01/2034            1,980
         1,800   NEWPORT BEACH CA REVENUE+/-ss                                             0.19         12/01/2040            1,800
            50   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20         03/05/2010               50
           180   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20         03/16/2010              180
           405   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.22         01/01/2034              405
           450   REGENCY MARKETS #1 LLC++(p)                                               0.16         03/05/2010              450
         2,250   REGENCY MARKETS #1 LLC++(p)                                               0.18         03/17/2010            2,250
         2,880   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                    0.18         03/05/2010            2,880
         1,215   RHEINGOLD SECURITISATION LIMITED++(p)                                     0.20         03/10/2010            1,215
         2,520   ROYAL BANK OF SCOTLAND                                                    0.20         03/18/2010            2,520
         2,520   SANPAOLO IMI BANK (NEW YORK)                                              0.17         03/01/2010            2,520
            90   SOCIETE GENERALE NORTH AMERICA                                            0.17         03/04/2010               90
         1,800   SOCIETE GENERALE NORTH AMERICA                                            0.19         03/18/2010            1,800
         1,530   SURREY FUNDING CORPORATION++(p)                                           0.18         03/19/2010            1,530
         1,170   TASMAN FUNDING INCORPORATED++(p)                                          0.20         03/15/2010            1,170
           594   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.14         07/01/2032              594
         1,440   UBS AG (STAMFORD CT)                                                      0.15         03/09/2010            1,440
         2,880   UNICREDITO ITALIANO (NEW YORK)                                            0.22         03/10/2010            2,880
           270   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.21         12/15/2040              270
        92,012   VFNC CORPORATION++(i)+/-(a)                                               0.23         09/30/2010           47,846
         2,880   WINDMILL FUNDING CORPORATION++(p)                                         0.17         03/03/2010            2,880
                                                                                                                            189,055
                                                                                                                      -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $186,568)                                                                     196,255
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

STRATEGIC INCOME FUND

    SHARES       SECURITY NAME                                                            YIELD                           VALUE
--------------   ------------------------------------------------------------------   -------------                   -------------
SHORT-TERM INVESTMENTS: 8.91%
MUTUAL FUNDS: 8.91%
     2,900,500   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                           0.08%                      $   2,900,500
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,900,500)                                                                            2,900,500
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $32,095,507)*                                                          99.46%                                   $  32,392,792
OTHER ASSETS AND LIABILITIES, NET                                             0.54                                          175,146
                                                                            ------                                    -------------
TOTAL NET ASSETS                                                            100.00%                                   $  32,567,938
                                                                            ------                                    -------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(Y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(i)  ILLIQUID SECURITY.

+/-  VARIABLE RATE INVESTMENTS.

(p)  ASSET-BACKED COMMERCIAL PAPER.

**   STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,900,500.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $32,130,270 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 1,301,498
GROSS UNREALIZED DEPRECIATION    (1,038,976)
                                -----------
NET UNREALIZED APPRECIATION     $   262,522

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURN BOND FUND

  FACE/SHARE
    AMOUNT       SECURITY NAME                                                                                            VALUE
--------------   ------------------------------------------------------------------                                   --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 97.61%
              N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                  $2,655,768,772

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $2,538,079,874)                                                2,655,768,772
                                                                                                                      --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,538,079,874)*                                                     97.61%                                      2,655,768,772
OTHER ASSETS AND LIABILITIES, NET                                           2.39                                          65,089,068
                                                                          ------                                      --------------
TOTAL NET ASSETS                                                          100.00%                                     $2,720,857,840
                                                                          ------                                      --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,549,509,363 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $118,244,853
GROSS UNREALIZED DEPRECIATION    (11,985,444)
                                ------------
NET UNREALIZED APPRECIATION     $106,259,409

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIOS OF INVESTMENTS

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price ("NASDAQ"). If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund's investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the nine months ended February 28, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded

SHORT SALES

A Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. Any interest or dividends accrued on such borrowed securities during the period of the loan is recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

TBA SALE COMMITMENTS

A Fund may enter into To Be Announced ("TBA") sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of February 28, 2010, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

                                      DEFAULTED/IMPAIRED/RESTRUCTURED
                                               SIVS ($VALUE)            % OF NET ASSETS
                                      -------------------------------   ---------------
Income Plus Fund                               $3,112,117                     0.72
Short Duration Government Bond Fund             1,468,389                     0.13
Strategic Income Fund                              60,017                     0.18

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of February 28, 2010, in valuing the Funds' investments in securities:

                                                         SIGNIFICANT OTHER       SIGNIFICANT
                                         QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
INVESTMENTS IN SECURITIES                  (LEVEL 1)         (LEVEL 2)            (LEVEL 3)             TOTAL
-------------------------                -------------   -----------------   -------------------   --------------
DIVERSIFIED BOND FUND
   INVESTMENTS IN AFFILIATED MASTER
      PORTFOLIOS                          $         0    $   46,198,358           $        0       $   46,198,358
                                          -----------    --------------           ----------       --------------
INCOME PLUS FUND
   ASSET-BACKED SECURITIES                $         0    $   10,134,407           $        0       $   10,134,407
   COLLATERALIZED MORTGAGE OBLIGATIONS              0        43,736,105                    0           43,736,105
   CORPORATE DEBT SECURITIES                        0       161,623,268            3,112,117          164,735,385
   DEBT SECURITIES ISSUED BY STATES IN
      THE U.S. AND ITS POLITICAL
      SUBDIVISIONS                                  0       149,654,708                    0          149,654,708
   DEBT SECURITIES ISSUED BY U.S.
      TREASURY AND U.S. GOVERNMENT
      AGENCIES                                      0        81,952,680                    0           81,952,680
   SHORT-TERM INVESTMENTS                  99,273,479        10,067,310                    0          109,340,789
                                          -----------    --------------           ----------       --------------
                                          $99,273,479    $  457,168,478           $3,112,117       $  559,554,074
                                          -----------    --------------           ----------       --------------
INFLATION-PROTECTED BOND FUND
   INVESTMENTS IN AFFILIATED MASTER
      PORTFOLIOS                          $         0    $   79,169,528           $        0       $   79,169,528
                                          -----------    --------------           ----------       --------------
   SHORT DURATION GOVERNMENT BOND FUND
   ASSET-BACKED SECURITIES                $         0    $   42,965,221           $        0       $   42,965,221
   COLLATERALIZED MORTGAGE OBLIGATIONS              0       216,370,235                    0          216,370,235
   CORPORATE DEBT SECURITIES                        0       203,531,578            1,468,389          204,999,967
   DEBT SECURITIES ISSUED BY STATES IN
      THE U.S. AND ITS POLITICAL
      SUBDIVISIONS                                  0        39,669,725                    0           39,669,725
   DEBT SECURITIES ISSUED BY U.S.
      TREASURY AND U.S. GOVERNMENT
      AGENCIES                                      0       840,530,788                    0          840,530,788
   SHORT-TERM INVESTMENTS                  24,875,319        76,433,654                    0          101,308,973
                                          -----------    --------------           ----------       --------------
                                          $24,875,319    $1,419,501,201           $1,468,389       $1,445,844,909
                                          -----------    --------------           ----------       --------------
STABLE INCOME FUND
   INVESTMENTS IN AFFILIATED MASTER
      PORTFOLIOS                          $         0    $  139,065,861           $        0       $  139,065,861
                                          -----------    --------------           ----------       --------------
STRATEGIC INCOME FUND
   EQUITY SECURITIES
      COMMON STOCKS                       $   458,334    $            0           $        0       $      458,334
   CORPORATE DEBT SECURITIES                        0        28,783,653               60,017           28,843,670
   DEBT SECURITIES ISSUED BY STATES IN
      THE U.S. AND ITS POLITICAL
      SUBDIVISIONS                                  0            17,713              131,250              148,963
   SHORT-TERM INVESTMENTS                   2,907,700            34,125                    0            2,941,825
                                          -----------    --------------           ----------       --------------
                                          $ 3,366,034    $   28,835,491           $  191,267       $   32,392,792
                                          -----------    --------------           ----------       --------------
TOTAL RETURN BOND FUND INVESTMENTS IN
   AFFILIATED MASTER PORTFOLIOS           $         0    $2,655,768,772           $        0       $2,655,768,772
                                          -----------    --------------           ----------       --------------

As of February 28, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                                        SIGNIFICANT OTHER       SIGNIFICANT
                                         QUOTED PRICE   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
INCOME PLUS FUND                            LEVEL 1          LEVEL 2              LEVEL 3           TOTAL
----------------                         ------------   -----------------   -------------------   --------
Other financial instruments*               $333,219             $0                   $0           $333,219

* Other financial instruments include futures transactions.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                               SHORT DURATION
                                                         INCOME PLUS FUND   GOVERNMENT BOND FUND   STRATEGIC INCOME FUND
                                                         ----------------   --------------------   ---------------------
CORPORATE DEBT SECURITIES
   Balance as May 31, 2009                                   2,741,169             1,258,189               690,727
      Accrued discounts (premiums)                                   0                     0                     0
      Realized gain (loss)                                  (1,382,070)           (2,685,519)              (81,275)
      Change in unrealized appreciation (depreciation)         388,262               236,994                 9,687
      Net purchases (sales)                                  1,439,307             2,658,725              (275,830)
      Net transfer in (out) of Level 3                         (74,551)                    0              (283,292)
   Balance as of February 28, 2010                           3,112,117             1,468,389                60,017
COLLATERIZED MORTGAGE OBLIGATIONS
   Balance as May 31, 2009                                     294,399                     0                     0
      Accrued discounts (premiums)                                   0                     0                     0
      Realized gain (loss)                                      41,375                     0                     0
      Change in unrealized appreciation (depreciation)               0                     0                     0
      Net purchases (sales)                                   (271,327)                    0                     0
      Net transfer in (out) of Level 3                         (64,447)                    0                     0
   Balance as of February 28, 2010                                   0                     0                     0
DEBT SECURITIES ISSUED BY STATES IN THE
   U.S. AND ITS POLITICAL SUBDIVISIONS
   Balance as May 31, 2009                                           0            11,499,341                     0
      Accrued discounts (premiums)                                   0                     0                     0
      Realized gain (loss)                                           0              (407,092)                    0
      Change in unrealized appreciation (depreciation)               0                     0                     0
      Net purchases (sales)                                          0           (11,092,249)              131,250
      Net transfer in (out) of Level 3                               0                     0                     0
   Balance as of February 28, 2010                                   0                     0               131,250
TOTAL                                                      $ 3,112,117          $  1,468,389             $ 191,267

                                                                               SHORT DURATION
                                                         INCOME PLUS FUND   GOVERNMENT BOND FUND   STRATEGIC INCOME FUND
                                                         ----------------   --------------------   ---------------------
Change in unrealized appreciation (depreciation)
   relating to securities held at the end of reporting
   period
CORPORATE DEBT SECURITIES                                    $388,262              $236,994                $9,687

DERIVATIVE TRANSACTIONS

During the nine months ended February 28, 2010, Income Plus Fund entered into futures contracts for hedging and speculative purposes.

At February 28, 2010, Income Plus Fund had long futures contracts outstanding as follows:

                                                                  INITIAL      VALUE AT    NET UNREALIZED
                   EXPIRATION                                    CONTRACT      FEBRUARY     APPRECIATION
                      DATE      CONTRACTS          TYPE           AMOUNT       28, 2010    (DEPRECIATION)
                   ----------   ---------   -----------------   ----------   -----------   --------------
Income Plus Fund   June 2010      68 Long   U.S Treasury Note   $7,872,192   $ 7,988,938     $116,746
                   June 2010     215 Long   U.S Treasury Note   24,710,090    24,926,563      216,473

Income Plus Fund had an average contract amount of $19,148,570 in futures contracts during the nine months ended February 28, 2010.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
AGENCY NOTES - INTEREST BEARING: 1.02%
$   20,400,000   FHLB                                                                      1.63%        03/20/2013    $  20,418,749
TOTAL AGENCY NOTES - INTEREST BEARING (COST $20,362,868)                                                                 20,418,749
                                                                                                                      -------------
AGENCY SECURITIES: 49.85%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 10.49%
       869,004   FHLMC                                                                     2.93         11/01/2012          862,071
    60,780,000   FHLMC%%                                                                   4.50         12/15/2039       61,216,856
     7,893,355   FHLMC                                                                     6.00         05/25/2043        8,565,523
    46,005,000   FHLMC%%                                                                   6.00         09/15/2038       49,088,773
            46   FHLMC #170053                                                            14.75         08/01/2011               50
         1,489   FHLMC #170053                                                            15.00         08/01/2011            1,644
           151   FHLMC #170069                                                            14.00         11/01/2012              167
        28,173   FHLMC #170215                                                             8.00         02/01/2017           31,191
        54,722   FHLMC #170235                                                            10.50         08/01/2019           63,044
        11,458   FHLMC #1B0123+/-                                                          3.41         09/01/2031           11,975
         7,951   FHLMC #1B0128+/-                                                          3.41         09/01/2031            8,302
       340,411   FHLMC #1B0129+/-                                                          3.53         09/01/2031          352,916
     6,785,176   FHLMC #1G1393+/-                                                          5.93         12/01/2036        7,068,482
     4,096,831   FHLMC #1J0817+/-                                                          5.78         01/01/2038        4,262,582
    12,015,720   FHLMC #1Q0183+/-                                                          5.96         10/01/2036       12,467,769
        65,312   FHLMC #552435                                                            10.50         08/01/2020           75,404
       238,784   FHLMC #555503                                                             9.00         04/01/2021          259,759
       451,725   FHLMC #611023+/-                                                          3.23         10/01/2026          460,945
       170,568   FHLMC #786210+/-                                                          6.38         01/01/2026          182,151
       640,419   FHLMC #786823+/-                                                          3.40         07/01/2029          660,766
       221,252   FHLMC #789483+/-                                                          3.23         06/01/2032          227,725
       159,243   FHLMC #865496+/-                                                          5.74         05/01/2026          165,410
       109,664   FHLMC #884009                                                            10.50         05/01/2020          127,373
        23,706   FHLMC #A01434                                                             9.00         06/01/2016           24,293
       181,061   FHLMC #A01562                                                             9.00         11/01/2018          196,332
        51,199   FHLMC #A01620                                                             9.00         04/01/2017           55,517
        39,356   FHLMC #A01860                                                             8.50         06/01/2017           43,672
     1,625,717   FHLMC #B13066                                                             4.00         03/01/2014        1,674,272
     1,138,994   FHLMC #B13579                                                             5.00         04/01/2019        1,212,581
       891,400   FHLMC #B13580                                                             5.00         04/01/2019          948,991
     8,778,063   FHLMC #B13654                                                             4.00         04/01/2014        9,042,367
     1,675,482   FHLMC #B15194                                                             5.00         06/01/2019        1,783,729
     2,075,892   FHLMC #B16884                                                             5.00         10/01/2019        2,210,009
     4,801,733   FHLMC #B17855                                                             5.00         02/01/2020        5,107,455
       613,672   FHLMC #C01345                                                             7.00         04/01/2032          675,780
       100,414   FHLMC #C31808                                                             7.50         10/01/2029          113,370
       656,120   FHLMC #C59553                                                             7.50         11/01/2031          740,669
       945,164   FHLMC #C65576                                                             7.50         04/01/2032        1,065,841
       949,478   FHLMC #E79794                                                             7.00         10/01/2014        1,026,169
     1,886,461   FHLMC #E96459                                                             5.00         05/01/2018        2,009,518
       243,966   FHLMC #G00319                                                             9.50         04/01/2025          282,932
        52,186   FHLMC #G00683                                                             8.50         12/01/2025           60,461
       199,943   FHLMC #G01236                                                            10.00         10/01/2021          220,580
     6,529,149   FHLMC #G08102                                                             6.50         12/01/2035        7,086,458
         3,685   FHLMC #G10783                                                             8.50         06/01/2012            3,873
        24,640   FHLMC #G11136                                                             6.50         05/01/2011           25,128
        41,120   FHLMC #G11200                                                             8.00         01/01/2012           43,308
       833,179   FHLMC #G11209                                                             7.50         12/01/2011          868,169
       258,211   FHLMC #G11345                                                             7.50         12/01/2011          270,380
       710,609   FHLMC #G11368                                                             7.50         12/01/2012          750,497
     7,583,110   FHLMC #G18005                                                             5.00         08/01/2019        8,073,028
     1,095,546   FHLMC #G80106                                                            10.00         08/17/2022        1,232,083
     1,808,919   FHLMC #G80116                                                            10.00         02/17/2025        2,062,660
     2,108,136   FHLMC #G80193                                                             9.50         09/17/2022        2,390,092
       175,623   FHLMC #G90023                                                             7.00         11/17/2013          184,941
     8,150,539   FHLMC #H01193                                                             6.50         08/01/2037        8,780,023

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$    2,912,694   FHLMC #H01792                                                             6.50%        10/01/2037    $   3,137,647
        42,751   FHLMC #N70012                                                            10.50         08/01/2020           49,345
                                                                                                                        209,613,048
                                                                                                                      -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 34.46%
    27,800,000   FNMA                                                                      5.59         10/09/2019       16,356,269
    28,920,000   FNMA<<                                                                    1.75         02/22/2013       29,101,415
     6,150,000   FNMA%%                                                                    4.00         12/25/2039        6,018,352
    75,970,000   FNMA%%                                                                    4.50         12/25/2039       76,919,625
    68,330,000   FNMA%%                                                                    5.00         06/25/2014       70,614,819
        64,062   FNMA #100042                                                             11.00         10/15/2020           72,299
       208,836   FNMA #100285                                                              9.50         12/15/2020          242,274
           129   FNMA #1376                                                               15.50         10/01/2012              142
       257,571   FNMA #190180                                                              9.00         07/01/2021          289,117
        70,512   FNMA #253266                                                              8.00         05/01/2030           81,018
       421,628   FNMA #253951                                                              7.50         09/01/2031          474,951
       449,325   FNMA #254218                                                              7.00         02/01/2032          499,100
       140,020   FNMA #254223                                                              7.50         02/01/2032          157,789
     1,055,333   FNMA #254480                                                              7.00         10/01/2032        1,171,667
     2,640,393   FNMA #254836                                                              4.00         07/01/2010        2,675,967
     1,578,770   FNMA #256314                                                              5.50         06/01/2016        1,667,333
    29,561,568   FNMA #257307                                                              6.00         08/01/2038       31,392,008
         2,817   FNMA #303548                                                              8.50         02/01/2012            2,921
       535,191   FNMA #313419                                                              8.50         12/01/2026          622,564
       157,271   FNMA #323013                                                              9.00         10/01/2021          178,349
       726,888   FNMA #323284                                                              8.50         05/01/2017          798,317
     5,031,634   FNMA #357464                                                              4.50         12/01/2018        5,315,188
        25,725   FNMA #364215                                                              7.50         07/01/2015           27,904
     2,324,216   FNMA #368034                                                              8.00         11/01/2026        2,723,631
     6,842,401   FNMA #387402                                                              5.03         05/01/2015        7,409,646
     1,292,851   FNMA #398800                                                              8.00         06/01/2012        1,361,439
        45,703   FNMA #398805                                                              8.50         11/01/2011           46,789
       106,460   FNMA #417768                                                              6.50         03/01/2028          114,751
        30,802   FNMA #426843                                                             11.00         02/01/2019           34,354
        47,483   FNMA #439935                                                              8.00         04/01/2017           51,554
       589,075   FNMA #457277+/-                                                           3.29         10/01/2027          599,752
       249,599   FNMA #458018                                                             12.00         07/15/2014          284,566
    11,135,613   FNMA #461110                                                              4.62         07/01/2013       11,833,959
       579,322   FNMA #487758                                                              8.50         05/01/2026          669,282
       176,767   FNMA #487759                                                              9.50         07/01/2028          205,168
       142,592   FNMA #516051                                                              9.50         01/01/2021          163,963
       142,073   FNMA #535537                                                              9.00         07/01/2028          163,399
       159,770   FNMA #535573                                                              8.00         11/01/2013          168,552
       280,775   FNMA #535752                                                             10.00         12/01/2020          318,664
       896,562   FNMA #538435+/-                                                           3.52         07/01/2026          918,229
       142,928   FNMA #545117+/-                                                           3.14         12/01/2040          146,123
       664,608   FNMA #545187+/-                                                           2.83         09/01/2031          686,496
       153,942   FNMA #545208+/-                                                           3.16         09/01/2031          158,267
       502,783   FNMA #545460+/-                                                           3.06         11/01/2031          521,859
     1,797,439   FNMA #54844+/-                                                            3.13         09/01/2027        1,828,925
       594,499   FNMA #555161                                                              6.00         12/01/2013          638,801
     3,201,485   FNMA #555569                                                              6.00         05/01/2016        3,442,560
     7,850,916   FNMA #555710                                                              4.50         08/01/2018        8,293,348
       449,219   FNMA #635726+/-                                                           3.69         04/01/2032          462,243
       270,196   FNMA #646643+/-                                                           3.24         06/01/2032          279,011
     1,499,194   FNMA #66414+/-                                                            4.93         09/01/2028        1,561,122
       256,420   FNMA #675479+/-                                                           3.73         01/01/2033          266,354
       199,233   FNMA #675491+/-                                                           4.15         04/01/2033          208,534
        44,207   FNMA #695514                                                              8.50         10/01/2026           50,987
       346,305   FNMA #695519                                                              8.50         11/01/2026          399,373
       218,721   FNMA #70765                                                               9.00         03/01/2021          251,553
     1,239,671   FNMA #724438                                                              8.50         06/01/2027        1,429,126

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$      184,707   FNMA #724658+/-                                                           4.61%        07/01/2033    $     189,518
    21,565,741   FNMA #725249                                                              5.00         03/01/2034       22,473,620
     3,889,312   FNMA #725638                                                              5.00         12/01/2018        4,138,651
    33,522,466   FNMA #735062                                                              5.50         06/01/2034       35,487,047
     4,470,890   FNMA #735613                                                              6.00         02/01/2035        4,814,091
    12,741,363   FNMA #739503                                                              5.50         09/01/2033       13,488,069
    11,283,609   FNMA #740227                                                              5.50         09/01/2033       11,944,883
     9,018,092   FNMA #745678+/-                                                           5.29         05/01/2036        9,429,530
     7,214,841   FNMA #745743                                                              4.00         05/01/2021        7,391,662
     7,222,216   FNMA #745816+/-                                                           4.14         12/01/2035        7,514,523
     3,148,812   FNMA #787275+/-                                                           4.89         06/01/2034        3,271,715
     3,262,516   FNMA #813158+/-                                                           2.92         12/01/2034        3,354,204
     9,933,030   FNMA #835168                                                              5.50         08/01/2035       10,487,217
     4,062,637   FNMA #873354                                                              5.61         02/01/2021        4,426,923
    11,700,000   FNMA #874284                                                              5.12         01/01/2017       12,698,495
     7,664,639   FNMA #886087                                                              6.50         07/01/2036        8,203,901
     9,386,365   FNMA #886686+/-                                                           6.14         08/01/2036        9,805,625
     2,446,075   FNMA #886761                                                              7.00         09/01/2036        2,630,599
    24,845,625   FNMA #888022                                                              5.00         02/01/2036       25,841,114
    11,474,339   FNMA #888538                                                              5.50         01/01/2037       12,114,521
    15,333,296   FNMA #888707                                                              7.50         10/01/2037       17,093,219
    24,006,523   FNMA #889398                                                              6.00         11/01/2037       25,496,748
     4,900,640   FNMA #892283+/-                                                           5.85         09/01/2036        5,131,847
     5,022,208   FNMA #895998                                                              6.50         07/01/2036        5,375,557
     3,611,921   FNMA #902200                                                              6.50         11/01/2036        3,866,046
     6,209,336   FNMA #918447                                                              5.50         05/01/2022        6,624,873
     4,043,482   FNMA #924858                                                              6.50         09/01/2037        4,297,644
     4,161,072   FNMA #953137                                                              6.00         09/01/2037        4,419,374
     7,148,459   FNMA #954965                                                              6.50         09/01/2037        7,597,791
     9,902,445   FNMA #968362                                                              6.00         09/01/2038       10,515,600
     7,264,461   FNMA #985190                                                              6.00         08/01/2038        7,714,274
     7,753,270   FNMA #988565                                                              6.00         08/01/2038        8,233,349
    14,309,363   FNMA #995958                                                              5.50         06/01/2024       15,266,965
     2,449,686   FNMA #AC8750                                                              6.00         02/01/2040        2,600,987
    42,367,544   FNMA #AD0143                                                              5.50         06/01/2024       45,202,838
    16,375,148   FNMA #AD0683                                                              6.00         11/01/2039       17,389,090
                                                                                                                        688,903,878
                                                                                                                      -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 4.40%
     7,500,000   GNMA%%                                                                    4.50         11/20/2036        7,778,774
    70,570,000   GNMA%%                                                                    5.00         08/15/2039       73,095,083
         4,131   GNMA #126600                                                             13.00         11/15/2014            4,827
         3,868   GNMA #201                                                                14.00         09/20/2014            4,593
         5,696   GNMA #52538                                                              15.00         07/15/2012            6,508
       289,736   GNMA #780104                                                              9.50         10/20/2019          327,298
       144,546   GNMA #780110                                                             12.50         04/15/2019          154,327
     1,351,814   GNMA #780288                                                              8.00         12/15/2023        1,567,599
        11,866   GNMA #780763                                                              7.50         12/15/2010           11,937
       946,693   GNMA #780867                                                              8.35         04/15/2020        1,078,240
       586,899   GNMA #780980                                                              8.40         05/15/2020          678,575
       445,577   GNMA #8678+/-                                                             3.63         08/20/2020          465,921
       254,978   GNMA #8714+/-                                                             3.13         11/20/2020          263,062
         1,853   GNMA #95643                                                              15.00         09/15/2012            2,124
   119,366,819   GNMA SERIES 2002-53 CLASS (c)+/-                                          0.86         04/16/2042        2,558,377
                                                                                                                         87,997,245
                                                                                                                      -------------
SMALL BUSINESS ADMINISTRATION: 0.01%
     1,546,775   SBA #440019 SERIES 1993- 1A(c)                                            4.00         02/28/2018           64,046

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
SMALL BUSINESS ADMINISTRATION (continued)
$    2,262,093   SBA SERIES 1992- 6 CLASS A(c)                                             4.00%        10/15/2017    $      93,665
                                                                                                                            157,711
                                                                                                                      -------------
TENNESSEE VALLEY AUTHORITY: 0.49%
     6,000,000   TENNESSEE VALLEY AUTHORITY                                                5.25         09/15/2039        6,082,194
     3,670,000   TENNESSEE VALLEY AUTHORITY                                                5.38         04/01/2056        3,724,121
                                                                                                                          9,806,315
                                                                                                                      -------------
TOTAL AGENCY SECURITIES (COST $972,323,147)                                                                             996,478,197
                                                                                                                      -------------
ASSET BACKED SECURITIES: 1.38%
     7,989,384   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-           0.93         11/15/2011        8,000,716
    19,165,000   CHASE ISSUANCE TRUST SERIES 2009-A3 CLASS A3                              2.40         06/17/2013       19,552,836
TOTAL ASSET BACKED SECURITIES (COST $27,146,995)                                                                         27,553,552
                                                                                                                      -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 16.61%
     1,550,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2007-T28
                 CLASS AAB                                                                 5.75         09/11/2042        1,618,672
    11,820,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2004-LB4A
                 CLASS A4                                                                  4.58         10/15/2037       11,926,159
        52,052   FHLMC SERIES 16 CLASS D                                                  10.00         10/15/2019           56,671
    11,781,555   FHLMC SERIES 3139 CLASS YD                                                4.38         04/15/2015       12,124,391
     9,769,748   FHLMC SERIES 3185 CLASS PA                                                4.50         08/15/2026       10,027,425
     9,698,044   FHLMC SERIES 3221 CLASS VA                                                5.00         09/15/2017       10,463,628
     4,289,239   FHLMC SERIES R007 CLASS AC                                                5.88         05/15/2016        4,409,482
       425,406   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-15 CLASS A6+/-          0.65         11/25/2028          409,931
     1,662,504   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-23 CLASS A+/-           0.51         05/25/2030        1,515,027
       736,991   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-           0.51         09/25/2031          711,269
     1,972,261   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6             9.50         02/25/2042        2,199,687
       978,001   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 2A1+/-         4.54         03/25/2043          920,907
     5,110,591   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-         4.62         07/25/2043        5,061,881
     2,057,962   FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                                9.50         06/25/2030        2,305,560
     4,101,372   FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                               9.50         12/25/2041        4,594,818
     1,015,677   FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                               9.50         08/25/2041        1,137,876
     2,803,961   FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                             5.21         07/25/2041        2,896,939
    15,275,044   FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                                5.34         04/25/2012       16,398,203
     2,455,066   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                            4.69         10/25/2041        2,532,705
    10,677,947   FNMA GRANTOR TRUST SERIES 2002-T19 CLASS A1                               6.50         07/25/2042       11,532,183
       561,199   FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                             0.47         05/25/2032          523,753
    15,000,000   FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                                 4.49         11/25/2012       15,755,957
       619,607   FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                             0.51         03/25/2033          509,924
       164,501   FNMA INTEREST STRIP SERIES 161 CLASS 2(c)                                 8.50         07/25/2022           39,979
       442,103   FNMA INTEREST STRIP SERIES 265 CLASS 2(c)                                 9.00         03/01/2024          544,843
       178,983   FNMA SERIES 1988-2 CLASS Z                                               10.10         02/25/2018          199,622
        84,540   FNMA SERIES 1988-7 CLASS Z                                                9.25         04/25/2018           94,259
       434,736   FNMA SERIES 1989-10 CLASS Z                                               9.50         03/25/2019          502,948
       365,681   FNMA SERIES 1989-100 CLASS Z                                              8.75         12/25/2019          410,179
       992,317   FNMA SERIES 1989-12 CLASS Y                                              10.00         03/25/2019        1,167,504
       501,145   FNMA SERIES 1989-22 CLASS G                                              10.00         05/25/2019          586,644
       113,068   FNMA SERIES 1989-63 CLASS Z                                               9.40         10/25/2019          126,402
       164,996   FNMA SERIES 1989-98 CLASS E                                               9.20         12/25/2019          184,513
       282,225   FNMA SERIES 1990-144 CLASS W                                              9.50         12/25/2020          327,033
       283,493   FNMA SERIES 1990-75 CLASS Z                                               9.50         07/25/2020          330,520
       121,988   FNMA SERIES 1990-84 CLASS Y                                               9.00         07/25/2020          137,726
       566,484   FNMA SERIES 1990-96 CLASS Z                                               9.67         08/25/2020          663,174
       176,499   FNMA SERIES 1991-5 CLASS Z                                                8.75         01/25/2021          201,656
       601,641   FNMA SERIES 1991-85 CLASS Z                                               8.00         06/25/2021          668,762
       435,640   FNMA SERIES 1992-45 CLASS Z                                               8.00         04/25/2022          484,242
       431,540   FNMA SERIES G-8 CLASS E                                                   9.00         04/25/2021          492,769

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$      896,200   FNMA SERIES G92-30 CLASS Z                                                7.00%        06/25/2022    $     985,246
       156,705   FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                                 9.25         09/25/2028          163,678
       116,322   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                               3.96         06/25/2033          116,613
     5,559,690   FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                               4.60         08/25/2042        5,506,873
     1,068,532   FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-(c)                              0.45         04/25/2033          896,700
     4,998,019   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                4.72         08/25/2042        5,209,111
     4,803,802   FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                              10.05         10/25/2042        5,296,649
     2,424,711   FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                              10.07         12/25/2042        2,642,007
       382,004   FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                                 0.47         06/25/2033          362,971
     4,586,114   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                                 7.00         08/25/2044        5,052,120
     4,890,189   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C3
                 CLASS A2                                                                  6.96         09/15/2035        5,006,657
    12,404,000   GNMA SERIES 2004-103 CLASS C+/-                                           4.70         12/16/2027       13,048,816
   194,293,824   GNMA SERIES 2005-23 CLASS IO+/-(c)                                        0.85         06/17/2045        6,979,151
     2,026,762   GNMA SERIES 2005-34 CLASS A                                               3.96         09/16/2021        2,037,970
     8,268,618   GNMA SERIES 2005-59 CLASS A                                               4.39         05/16/2023        8,450,607
     8,628,659   GNMA SERIES 2006-3 CLASS A                                                4.21         01/16/2028        8,844,287
    12,510,000   GNMA SERIES 2006-32 CLASS C                                               5.52         11/16/2038       13,232,480
   141,256,182   GNMA SERIES 2006-32 CLASS XM+/-(c)                                        0.70         11/16/2045        4,461,266
    12,520,000   GNMA SERIES 2006-68 CLASS D+/-                                            5.31         12/16/2037       13,189,826
   275,355,926   GNMA SERIES 2008-22 CLASS XM+/-(c)                                        1.02         02/16/2050       12,896,570
    39,500,000   GNMA SERIES 2008-80 CLASS B                                               4.28         03/16/2033       41,445,813
     4,509,619   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                      4.82         06/25/2035        3,773,108
     9,675,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C1
                 CLASS A3                                                                  4.55         02/15/2030        9,924,223
     4,560,000   MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4                         5.27         06/13/2041        4,660,567
     4,262,825   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1++             6.50         10/25/2034        4,007,055
    23,365,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-                   6.07         08/15/2039       25,264,553
       710,501   VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                            8.87         02/15/2025          763,966
       935,706   VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A+/-                          8.79         06/15/2025        1,061,734
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $325,546,423)                                                           332,076,440
                                                                                                                      -------------
CORPORATE BONDS & NOTES: 1.17%
DEPOSITORY INSTITUTIONS: 1.17%
    15,000,000   FINANCING CORPORATION FICO SERIES D-P                                     4.25         09/26/2019        9,726,945
    13,660,000   WESTPAC BANKING CORPORATION++                                             1.90         12/14/2012       13,688,977
                                                                                                                         23,415,922
                                                                                                                      -------------
RETAIL: 0.00%
           172   SEARS ROEBUCK ACCEPTANCE                                                  6.70         04/15/2012              174
                                                                                                                      -------------
TOTAL CORPORATE BONDS & NOTES (COST $23,350,511)                                                                         23,416,096
                                                                                                                      -------------
MUNICIPAL BONDS & NOTES: 0.46%
ARKANSAS: 0.05%
       826,244   ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE)                  9.75         11/15/2014          898,152
                                                                                                                      -------------
TEXAS: 0.41%
     5,405,000   RETAMA TEXAS DEVELOPMENT CORPORATION (OTHER REVENUE)                     10.00         12/15/2020        8,241,274
                                                                                                                      -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $8,391,641)                                                                           9,139,426
                                                                                                                      -------------
US TREASURY SECURITIES: 26.97%
US TREASURY BONDS: 6.88%
    45,110,000   US TREASURY BOND                                                          4.63         02/15/2040       45,814,844
    17,315,000   US TREASURY BOND<<                                                        5.38         02/15/2031       19,584,893
    20,890,000   US TREASURY BOND<<                                                        6.00         02/15/2026       25,071,259

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
US TREASURY BONDS (continued)
$   34,340,000   US TREASURY BOND<<                                                        8.75%        05/15/2017    $  47,021,659
                                                                                                                        137,492,655
                                                                                                                      -------------
US TREASURY NOTES: 20.09%
    81,000,000   US TREASURY NOTE<<                                                        0.88         04/30/2011       81,455,625
    51,975,000   US TREASURY NOTE<<                                                        1.38         04/15/2012       52,539,397
    43,950,000   US TREASURY NOTE                                                          1.75         03/31/2014       43,730,250
    57,250,000   US TREASURY NOTE<<                                                        2.13         11/30/2014       57,160,576
    53,170,000   US TREASURY NOTE<<                                                        2.75         10/31/2013       55,217,896
    21,900,000   US TREASURY NOTE                                                          3.63         02/15/2020       21,902,654
    60,815,000   US TREASURY NOTE<<                                                        3.75         11/15/2018       62,240,382
    25,000,000   US TREASURY NOTE<<                                                        4.25         08/15/2015       27,312,500
                                                                                                                        401,559,280
                                                                                                                      -------------
TOTAL US TREASURY SECURITIES (COST $531,818,347)                                                                        539,051,935
                                                                                                                      -------------

    SHARES                                                                                 YIELD
--------------                                                                        -------------
COLLATERAL FOR SECURITIES LENDING: 21.99%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.13%
    22,528,029   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                  0.11                          22,528,029
                                                                                                                      -------------
COLLATERAL INVESTED IN OTHER ASSETS: 20.86%
$      563,201   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.25         03/02/2010          563,189
     2,252,803   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.25         03/03/2010        2,252,803
     1,689,602   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.26         03/04/2010        1,689,541
     1,408,002   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.26         03/05/2010        1,407,941
     2,675,203   ANGLO IRISH BANK CORPORATION++                                            0.25         03/03/2010        2,675,129
       309,760   ANTALIS US FUNDING CORPORATION++(p)                                       0.18         03/05/2010          309,751
     2,816,004   ANTALIS US FUNDING CORPORATION++(p)                                       0.20         03/08/2010        2,815,863
     1,689,602   ASB BANK++                                                                0.17         03/08/2010        1,689,530
     4,787,206   AUTOBAHN FUNDING COMPANY LLC++(p)                                         0.20         03/03/2010        4,787,100
     3,379,204   AUTOBAHN FUNDING COMPANY LLC++(p)                                         0.22         03/15/2010        3,378,874
     8,166,410   BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOCIATION
                 (CAYMAN ISLANDS)                                                          0.10         03/01/2010        8,166,410
    29,286,437   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIESY MORTGAGE BACKED SECURITIES
                 (MATURITY VALUE $29,286,730)                                              0.12         03/01/2010       29,286,437
     2,816,004   BANK OF IRELAND                                                           0.50         03/02/2010        2,816,004
     8,448,011   BARTON CAPITAL CORPORATION++(p)                                           0.17         03/02/2010        8,447,891
       281,600   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/03/2010          281,591
       281,600   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/04/2010          281,589
       788,481   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/05/2010          788,442
       563,201   BELMONT FUNDING LLC++(p)                                                  0.35         03/03/2010          563,179
    29,286,437   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $29,286,730)                                                              0.12         03/01/2010       29,286,437
     8,870,411   BPCE SA++                                                                 0.20         03/12/2010        8,869,771
     8,552,203   BTM CAPITAL CORPORATION++                                                 0.20         03/04/2010        8,551,965
       309,760   CALCASIEU PARISH LA+/-ss                                                  0.31         12/01/2027          309,760
     6,758,409   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                     0.14         11/01/2026        6,758,409
       901,121   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.26         06/01/2028          901,121
     7,744,010   CALYON (NEW YORK)                                                         0.25         03/18/2010        7,744,295
     7,321,609   CANCARA ASSET SECURITIZATION LIMITED++(p)                                 0.20         03/12/2010        7,321,081
       746,945   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.23         10/01/2038          746,945
     1,408,002   COOK COUNTY IL+/-ss                                                       0.23         11/01/2030        1,408,002
     7,884,810   DANSKE BANK A/S COPENHAGEN                                                0.20         03/02/2010        7,884,810
     4,787,206   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                              0.31         12/15/2037        4,787,206
     2,478,083   DEXIA BANK (GRAND CAYMAN)                                                 0.22         03/05/2010        2,478,083

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    3,097,604   DEXIA DELAWARE LLC                                                        0.22%        03/01/2010    $   3,097,566
     3,097,604   DEXIA DELAWARE LLC                                                        0.22         03/04/2010        3,097,509
     7,462,409   ENI COORDINATION CENTER SA++                                              0.18         03/03/2010        7,462,260
     3,097,604   FORTIS BANK NV SA                                                         0.18         03/01/2010        3,097,604
     1,267,202   FORTIS BANK NV SA                                                         0.18         03/03/2010        1,267,202
     2,323,203   FORTIS BANK NV SA                                                         0.18         03/04/2010        2,323,203
     2,252,803   GDF SUEZ++                                                                0.17         03/01/2010        2,252,782
     2,816,004   GDF SUEZ++                                                                0.17         03/02/2010        2,815,964
     1,408,002   GDF SUEZ++                                                                0.18         03/16/2010        1,407,882
     1,971,203   GDF SUEZ++                                                                0.18         03/17/2010        1,971,025
    20,041,497   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $20,041,697)                   0.12         03/01/2010       20,041,497
     9,011,211   GOTHAM FUNDING CORPORATION++(p)                                           0.17         03/01/2010        9,011,126
     5,632,007   GRAMPIAN FUNDING LLC++(p)                                                 0.23         03/12/2010        5,631,539
     6,564,692   GRYPHON FUNDING LIMITED(a)(i)                                             0.00         08/05/2010        2,686,272
     3,942,405   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.13         05/01/2023        3,942,405
     2,858,244   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.13         07/01/2034        2,858,244
     4,629,510   HAMILTON COUNTY OH HOSPITALS+/-ss                                         0.16         05/15/2037        4,629,510
       464,641   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.23         11/01/2042          464,641
     2,280,963   HOUSTON TX UTILITY SYSTEM+/-ss                                            0.19         05/15/2034        2,280,963
       805,377   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.22         07/01/2029          805,377
       563,201   INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.23         01/01/2018          563,201
       844,801   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.23         04/15/2025          844,801
     9,011,211   KOCH RESOURCES LLC++                                                      0.17         03/02/2010        9,011,084
     9,011,211   LLOYDS TSB BANK PLC                                                       0.17         03/04/2010        9,011,211
       929,281   LMA AMERICAS LLC++(p)                                                     0.17         03/05/2010          929,255
     6,983,689   MASSACHUSETTS HEFA+/-ss                                                   0.19         10/01/2034        6,983,689
     9,011,211   METLIFE SHORT TERM FUND++(p)                                              0.19         03/12/2010        9,010,593
       772,993   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                 0.16         02/01/2036          772,993
    28,160,036   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $28,160,224)                   0.08         03/01/2010       28,160,036
       732,161   NATIONWIDE BUILDING SOCIETY++                                             0.18         03/15/2010          732,102
     9,011,211   NATIXIS                                                                   0.21         03/18/2010        9,011,235
       563,201   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.23         01/01/2018          563,201
     6,195,208   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                   0.17         07/01/2034        6,195,208
     5,632,007   NEWPORT BEACH CA REVENUE+/-ss                                             0.19         12/01/2040        5,632,007
       154,880   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20         03/05/2010          154,875
       563,201   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20         03/16/2010          563,148
     1,265,794   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.22         01/01/2034        1,265,794
     1,408,002   REGENCY MARKETS #1 LLC++(p)                                               0.16         03/05/2010        1,407,964
     7,040,009   REGENCY MARKETS #1 LLC++(p)                                               0.18         03/17/2010        7,039,375
     9,011,211   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                    0.18         03/05/2010        9,010,941
     3,801,605   RHEINGOLD SECURITISATION LIMITED++(p)                                     0.20         03/10/2010        3,801,373
     7,884,810   ROYAL BANK OF SCOTLAND                                                    0.20         03/18/2010        7,884,810
     7,884,810   SANPAOLO IMI BANK (NEW YORK)                                              0.17         03/01/2010        7,884,814
       281,600   SOCIETE GENERALE NORTH AMERICA                                            0.17         03/04/2010          281,594
     5,632,007   SOCIETE GENERALE NORTH AMERICA                                            0.19         03/18/2010        5,631,442
     4,787,206   SURREY FUNDING CORPORATION++(p)                                           0.18         03/19/2010        4,786,727
     3,660,805   TASMAN FUNDING INCORPORATED++(p)                                          0.20         03/15/2010        3,660,479
     1,858,562   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.14         07/01/2032        1,858,562
     4,505,606   UBS AG (STAMFORD CT)                                                      0.15         03/09/2010        4,505,567
     9,011,211   UNICREDITO ITALIANO (NEW YORK)                                            0.22         03/10/2010        9,011,211
       844,801   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.21         12/15/2040          844,801
    20,307,339   VFNC CORPORATION(a)+/-++(i)                                               0.23         09/30/2010       10,559,816
     9,011,211   WINDMILL FUNDING CORPORATION++(p)                                         0.17         03/03/2010        9,011,047
                                                                                                                        416,978,676
                                                                                                                      -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $437,368,819)                                                             439,506,705
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

GOVERNMENT SECURITIES FUND

    SHARES       SECURITY NAME                                                             YIELD                          VALUE
--------------   ------------------------------------------------------------------   -------------                  -------------
SHORT-TERM INVESTMENTS: 20.78%

MUTUAL FUNDS: 20.70%
   413,829,081   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                           0.08%                     $  413,829,081
                                                                                                                     --------------

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------  --------------
US TREASURY BILLS: 0.08%
$      500,000   US TREASURY BILL## #                                                      0.04         03/25/2010          499,985
     1,000,000   US TREASURY BILL## #                                                      0.06         03/25/2010          999,957
                                                                                                                          1,499,942
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $415,329,023)                                                                        415,329,023
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,761,637,774)*                                                       140.23%                                  2,802,970,123
OTHER ASSETS AND LIABILITIES, NET                                            (40.23)                                   (804,177,143)
                                                                             ------                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $1,998,792,980
                                                                             ------                                  --------------

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

+/-  VARIABLE RATE INVESTMENTS.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(i)  ILLIQUID SECURITY.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
     $413,829,081.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,766,910,333 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 59,738,719
GROSS UNREALIZED DEPRECIATION    (23,678,929)
                                ------------
NET UNREALIZED APPRECIATION     $ 36,059,790

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
CORPORATE BONDS & NOTES: 90.70%
AEROSPACE: 1.20%
$    4,500,000   SPIRIT AEROSYSTEMS INCORPORATED++                                         7.50%        10/01/2017    $   4,455,000
     2,820,000   TRIUMPH GROUP INCORPORATED++                                              8.00         11/15/2017        2,841,140
                                                                                                                          7,296,140
                                                                                                                      -------------

AMUSEMENT & RECREATION SERVICES: 1.75%
     3,540,000   PENN NATIONAL GAMING INCORPORATED++                                       8.75         08/15/2019        3,504,600
     2,320,000   SHINGLE SPRINGS TRIBAL GAMING AUTHORITY++                                 9.38         06/15/2015        1,844,400
     5,000,000   YONKERS RACING CORPORATION++                                             11.38         07/15/2016        5,275,000
                                                                                                                         10,624,000
                                                                                                                      -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.40%
     3,805,000   HANESBRANDS INCORPORATED                                                  8.00         12/15/2016        3,881,100
     4,455,000   LEVI STRAUSS & COMPANY                                                    9.75         01/15/2015        4,644,338
                                                                                                                          8,525,438
                                                                                                                      -------------
AUTO PARTS & ACCESSORIES: 0.81%
     4,750,000   AMERICAN AXLE & MANUFACTURING HOLDINGS INCORPORATED++                     9.25         01/15/2017        4,916,250
                                                                                                                      -------------
AUTO PARTS & EQUIPMENT: 0.69%
     1,785,000   TRW AUTOMOTIVE INCORPORATED++                                             7.25         03/15/2017        1,686,825
     2,500,000   TRW AUTOMOTIVE INCORPORATED++                                             8.88         12/01/2017        2,518,750
                                                                                                                          4,205,575
                                                                                                                      -------------
BIOTECHNOLOGY: 0.69%
     4,000,000   BIO-RAD LABORATORIES INCORPORATED                                         8.00         09/15/2016        4,180,000
                                                                                                                      -------------
BUSINESS SERVICES: 2.62%
       350,000   AFFINITY GROUP INCORPORATED                                               9.00         02/15/2012          245,000
        52,719   AFFINITY GROUP INCORPORATED(Y)####                                       10.88         02/15/2012           21,088
     3,555,000   FIRST DATA CORPORATION                                                    9.88         09/24/2015        3,075,075
     4,305,000   IRON MOUNTAIN INCORPORATED                                                8.38         08/15/2021        4,418,006
     4,710,000   LAMAR MEDIA CORPORATION SERIES C                                          6.63         08/15/2015        4,403,850
     4,000,000   UNITED RENTALS NORTH AMERICA INCORPORATED<<                               7.75         11/15/2013        3,730,000
                                                                                                                         15,893,019
                                                                                                                      -------------
CASINO & GAMING: 2.41%
     3,900,000   AMERISTAR CASINOS INCORPORATED                                            9.25         06/01/2014        3,987,750
     3,322,000   POKAGON GAMING AUTHORITY++                                               10.38         06/15/2014        3,454,880
     5,850,000   TUNICA-BILOXI GAMING AU++                                                 9.00         11/15/2015        5,191,875
     1,350,000   TURNING STONE CASINO RESORT ENTERPRISE++                                  9.13         09/15/2014        1,350,000
     1,229,000   WATERFORD GAMING LLC++(i)                                                 8.63         09/15/2014          669,805
                                                                                                                         14,654,310
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 1.58%
     6,000,000   NALCO COMPANY++                                                           8.25         05/15/2017        6,405,000
     3,000,000   ROHM & HAAS COMPANY                                                       7.85         07/15/2029        3,224,538
                                                                                                                          9,629,538
                                                                                                                      -------------
COAL MINING: 1.07%
     3,250,000   ARCH COAL INCORPORATED++                                                  8.75         08/01/2016        3,363,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COAL MINING (continued)
$    3,145,000   FOUNDATION PA COAL COMPANY                                                7.25%        08/01/2014    $   3,145,000
                                                                                                                          6,508,750
                                                                                                                      -------------
COMMUNICATIONS: 9.74%
     1,686,769   CCH II LLC/CCH II CAPITAL CORPORATION                                    13.50         11/30/2016        1,992,496
     3,000,000   CHARTER COMMUNICATION OPT LLC CAPITAL++                                   8.38         04/30/2014        3,045,000
     2,000,000   CRICKET COMMUNICATIONS INCORPORATED SERIES I                              7.75         05/15/2016        2,032,500
     5,760,000   CSC HOLDINGS INCORPORATED++                                               8.63         02/15/2019        6,220,800
       350,000   ECHOSTAR DBS CORPORATION                                                  7.13         02/01/2016          350,875
     3,900,000   ECHOSTAR DBS CORPORATION                                                  7.75         05/31/2015        4,046,250
       300,000   FISHER COMMUNICATIONS INCORPORATED                                        8.63         09/15/2014          287,625
     3,635,000   FRONTIER COMMUNICATIONS CORPORATION                                       8.25         05/01/2014        3,734,963
     5,125,000   INTELSAT BERMUDA LIMITED++**                                             11.25         02/04/2017        5,195,469
     4,000,000   METROPCS WIRELESS INCORPORATED                                            9.25         11/01/2014        3,990,000
       425,000   NIELSEN FINANCE LLC COMPANY**                                            11.25         08/01/2016          384,625
     1,950,000   NIELSEN FINANCE LLC COMPANY                                              11.50         05/01/2016        2,171,813
     3,255,000   NIELSEN FINANCE LLC COMPANY                                              11.63         02/01/2014        3,625,256
     5,650,000   PAETEC HOLDING CORPORATION<<                                              9.50         07/15/2015        5,494,625
     1,900,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED++                         7.13         04/01/2018        1,900,000
     2,865,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED++                         8.00         10/01/2015        2,965,275
     5,750,000   QWEST CORPORATION                                                         8.38         05/01/2016        6,296,250
     2,600,000   SPRINT CAPITAL CORPORATION                                                6.90         05/01/2019        2,281,500
     3,130,000   WINDSTREAM CORPORATION                                                    8.63         08/01/2016        3,184,775
                                                                                                                         59,200,097
                                                                                                                      -------------
COMPUTER SOFTWARE & SERVICES: 0.89%
     5,000,000   SUNGARD DATA SYSTEMS INCORPORATED                                        10.63         05/15/2015        5,400,000
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 1.11%
     7,600,000   CIT GROUP INCORPORATED                                                    7.00         05/01/2017        6,716,500
                                                                                                                      -------------
E-COMMERCE/SERVICES: 1.45%
     3,325,000   GXS WORLDWIDE INCORPORATED++                                              9.75         06/15/2015        3,158,750
     5,425,000   NETFLIX INCORPORATED                                                      8.50         11/15/2017        5,682,688
                                                                                                                          8,841,438
                                                                                                                      -------------
EATING & DRINKING PLACES: 0.23%
     1,400,000   O'CHARLEYS INCORPORATED                                                   9.00         11/01/2013        1,393,000
                                                                                                                      -------------
ELECTRIC INTERGRATED: 0.75%
     4,900,000   MIRANT AMERICAS GENERATION LLC SENIOR NOTES<<                             8.50         10/01/2021        4,581,500
                                                                                                                      -------------
ELECTRIC UTILITIES: 0.29%
     1,910,000   RRI ENERGY INCORPORATED                                                   7.88         06/15/2017        1,785,850
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 4.91%
     3,900,000   EL PASO CORPORATION                                                       7.00         06/15/2017        3,911,969
     4,000,000   EL PASO NATURAL GAS CORPORATION                                           7.25         06/01/2018        4,025,688
       950,000   ENERGY FUTURE HOLDINGS++<<                                               10.00         01/15/2020          969,000
     3,020,000   INERGY LP/INERGY FINANCE CORPORATION                                      6.88         12/15/2014        2,944,500
     3,450,000   IPALCO ENTERPRISES INCORPORATED++                                         7.25         04/01/2016        3,484,500
     4,935,000   NRG ENERGY INCORPORATED                                                   7.38         02/01/2016        4,867,144
     4,000,000   NRG ENERGY INCORPORATED<<                                                 8.50         06/15/2019        3,995,000
     3,550,000   SIERRA PACIFIC RESOURCES                                                  6.75         08/15/2017        3,586,377
     2,775,000   TEXAS COMPETITIVE ELECTRIC HOLDINGS COMPANY LLC SERIES B                 10.25         11/01/2015        2,074,313
                                                                                                                         29,858,491
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.42%
$    2,615,000   HEXCEL CORPORATION                                                        6.75%        02/01/2015    $   2,523,475
                                                                                                                      -------------
ELECTRONICS: 0.00%
       602,000   MUZAK FINANCE CORPORATION LLC(i)(a)####                                   0.00         03/15/2010           10,294
                                                                                                                      -------------
ENERGY: 0.14%
     1,000,000   WHITE PINE HYDRO PORTFOLIO++                                              7.26         07/20/2015          876,504
                                                                                                                      -------------
ENERGY - EXPLORATION & PRODUCTION: 0.37%
     2,359,332   COSO GEOTHERMAL POWER HOLDINGS++(i)                                       7.00         07/15/2026        2,249,364
                                                                                                                      -------------
ENTERTAINMENT: 0.75%
     4,360,000   WMG ACQUISITION CORPORATION++                                             9.50         06/15/2016        4,578,000
                                                                                                                      -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.64%
     3,800,000   BWAY CORPORATION++                                                       10.00         04/15/2014        3,914,000
                                                                                                                      -------------
FINANCIAL SERVICES: 1.47%
     4,750,000   ICAHN ENTERPRISES LP / ICAHN ENTERPRISES FINANCE CORPORATION++            8.00         01/15/2018        4,465,000
     4,275,000   NATIONAL MONEY MART COMPANY++                                            10.38         12/15/2016        4,456,688
                                                                                                                          8,921,688
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS: 2.68%
     5,700,000   CONSTELLATION BRANDS INCORPORATED                                         7.25         09/01/2016        5,764,125
     3,270,000   DEAN FOODS COMPANY                                                        7.00         06/01/2016        3,106,500
     1,900,000   JBS USA LLC/JBS USA FINANCE INCORPORATED++                               11.63         05/01/2014        2,147,000
     1,740,000   PINNACLE FOODS LLC CORPORATION++<<                                        9.25         04/01/2015        1,766,100
     3,000,000   PINNACLE FOODS LLC CORPORATION                                            9.25         04/01/2015        3,045,000
       475,000   TREEHOUSE FOODS INCORPORATED                                              7.75         03/01/2018          486,875
                                                                                                                         16,315,600
                                                                                                                      -------------
FOREST PRODUCTS & PAPER: 1.53%
     1,334,000   APPLETON PAPERS INCORPORATED++                                           11.25         12/15/2015        1,133,900
     3,500,000   BOISE PAPER HOLDINGS LLC++                                                9.00         11/01/2017        3,605,000
     4,325,000   VERSO PAPER HOLDINGS LLC++<<                                             11.50         07/01/2014        4,541,250
                                                                                                                          9,280,150
                                                                                                                      -------------
HEALTH CARE: 1.11%
     2,850,000   ACCELLENT INCORPORATED++                                                  8.38         02/01/2017        2,871,375
     4,000,000   HEALTHSOUTH CORPORATION                                                   8.13         02/15/2020        3,900,000
                                                                                                                          6,771,375
                                                                                                                      -------------
HEALTH SERVICES: 4.37%
     3,385,000   COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI                           8.88         07/15/2015        3,503,475
     3,295,000   DAVITA INCORPORATED                                                       7.25         03/15/2015        3,307,356
     1,915,000   HCA INCORPORATED++                                                        7.88         02/15/2020        2,001,175
     1,000,000   HCA INCORPORATED++                                                        8.50         04/15/2019        1,072,500
     5,205,000   HCA INCORPORATED++                                                        9.25         11/15/2016        5,523,806
     3,710,000   TENET HEALTHCARE CORPORATION                                              9.25         02/01/2015        3,765,650
     3,985,000   US ONCOLOGY INCORPORATED                                                  9.13         08/15/2017        4,134,438
     3,325,000   VANGUARD HEALTH HOLDINGS++                                                8.00         02/01/2018        3,266,813
                                                                                                                         26,575,213
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.42%
     2,430,000   AXCAN INTERMEDIATE HOLDINGS INCORPORATED                                  9.25         03/01/2015        2,563,650
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
HOME FURNISHINGS: 0.40%
$    2,410,000   ALH FINANCE LLC/ALH FINANCE CORPORATION                                   8.50%        01/15/2013    $   2,403,975
                                                                                                                      -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.01%
        75,000   IKON OFFICE SOLUTIONS INCORPORATED                                        6.75         12/01/2025           78,667
                                                                                                                      -------------
HOUSEHOLD PRODUCTS , WARE: 1.54%
     3,820,000   ACCO BRANDS CORPORATION++                                                10.63         03/15/2015        4,152,340
     5,200,000   YANKEE ACQUISITION CORPORATION                                            8.50         02/15/2015        5,200,000
                                                                                                                          9,352,340
                                                                                                                      -------------
INDUSTRIAL SERVICES: 0.60%
     3,590,000   CLEAN HARBORS INCORPORATED                                                7.63         08/15/2016        3,625,900
                                                                                                                      -------------
LEGAL SERVICES: 0.80%
     4,850,000   FTI CONSULTING INCORPORATED                                               7.75         10/01/2016        4,862,125
                                                                                                                      -------------
MANUFACTURING (SPECIALIZED): 0.53%
     3,325,000   BERRY PLASTICS CORPORATION++                                              8.88         09/15/2014        3,200,313
                                                                                                                      -------------
MEDIA: 2.73%
     4,325,000   CLEAR CHANNEL WORLDWIDE HOLDINGS INCORPORATED++                           9.25         12/15/2017        4,443,938
     1,900,000   MEDIA GENERAL INCORPORATED++                                             11.75         02/15/2017        1,843,000
     4,700,000   SINCLAIR TELEVISION GROUP++                                               9.25         11/01/2017        4,876,250
     5,716,000   SUN MEDIA CORPORATION                                                     7.63         02/15/2013        5,444,490
                                                                                                                         16,607,678
                                                                                                                      -------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.51%
     2,860,000   TEREX CORPORATION                                                        10.88         06/01/2016        3,124,550
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.17%
     4,735,000   CLARKE AMERICAN CORPORATION                                               9.50         05/15/2015        4,320,688
     2,845,000   EASTMAN KODAK COMPANY++                                                   9.75         03/01/2018        2,787,161
                                                                                                                          7,107,849
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 0.33%
     2,000,000   JCPENNEY CORPORATION INCORPORATED                                         7.13         11/15/2023        1,980,000
                                                                                                                      -------------
MOTION PICTURES: 0.91%
     5,295,000   CINEMARK USA INCORPORATED                                                 8.63         06/15/2019        5,506,800
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.99%
     5,025,000   DISCOVER FINANCIAL SERVICES                                              10.25         07/15/2019        5,946,203
     1,830,000   FORD MOTOR CREDIT COMPANY LLC                                             7.00         10/01/2013        1,802,308
     6,835,000   FORD MOTOR CREDIT COMPANY LLC                                             7.80         06/01/2012        6,907,239
     1,695,000   FORD MOTOR CREDIT COMPANY LLC<<                                           8.00         12/15/2016        1,702,014
     1,000,000   FORD MOTOR CREDIT COMPANY LLC                                             8.13         01/15/2020          998,529
     2,870,000   GMAC LLC                                                                  6.00         12/15/2011        2,848,475
     2,595,000   GMAC LLC                                                                  6.75         12/01/2014        2,478,225
     3,000,000   GMAC LLC                                                                  6.88         09/15/2011        3,000,000
     1,500,000   GMAC LLC                                                                  7.25         03/02/2011        1,513,125
     3,375,000   GMAC LLC                                                                  8.00         11/01/2031        3,113,438
                                                                                                                         30,309,556
                                                                                                                      -------------
OFFICE EQUIPMENT: 0.37%
     2,000,000   INTERFACE INCORPORATED                                                   11.38         11/01/2013        2,250,000
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
OIL & GAS: 1.31%
$    3,340,000   COMSTOCK RESOURCES INCORPORATED                                           8.38%        10/15/2017    $   3,406,800
     4,400,000   PLAINS EXPLORATION & PRODUCTION COMPANY                                   8.63         10/15/2019        4,565,000
                                                                                                                          7,971,800
                                                                                                                      -------------
OIL & GAS EXTRACTION: 5.21%
     4,870,000   BILL BARRETT CORPORATION                                                  9.88         07/15/2016        5,156,113
     4,750,000   CHESAPEAKE ENERGY CORPORATION                                             6.38         06/15/2015        4,595,625
     2,975,000   HILCORP ENERGY++                                                          7.75         11/01/2015        2,893,188
     4,855,000   KEY ENERGY SERVICES INCORPORATED                                          8.38         12/01/2014        4,806,450
     1,185,000   NEWFIELD EXPLORATION COMPANY                                              6.88         02/01/2020        1,167,225
     4,000,000   PENN VIRGINIA CORPORATION                                                10.38         06/15/2016        4,320,000
     2,700,000   PETROHAWK ENERGY CORPORATION                                              7.88         06/01/2015        2,700,000
     2,000,000   PRIDE INTERNATIONAL INCORPORATED                                          8.50         06/15/2019        2,235,000
     3,340,000   QUICKSILVER RESOURCES INCORPORATED                                       11.75         01/01/2016        3,790,900
                                                                                                                         31,664,501
                                                                                                                      -------------
PACKAGING: 0.31%
     1,900,000   GRAHAM PACK COMPANY LP GPC++                                              8.25         01/01/2017        1,862,000
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS: 3.70%
     2,375,000   APPLETON PAPERS INCORPORATED++                                           10.50         06/15/2015        2,196,875
     4,200,000   DOMTAR CORPORATION                                                        7.13         08/15/2015        4,210,500
     5,000,000   GEORGIA-PACIFIC LLC++                                                     7.00         01/15/2015        5,068,750
     4,500,000   GRAHAM PACKAGING COMPANY INCORPORATED                                     9.88         10/15/2014        4,590,000
     2,485,000   P.H. GLATFELTER COMPANY                                                   7.13         05/01/2016        2,385,600
     1,425,000   ROCK-TENN COMPANY                                                         9.25         03/15/2016        1,553,250
     2,250,000   ROCK-TENN COMPANY++                                                       9.25         03/15/2016        2,452,500
                                                                                                                         22,457,475
                                                                                                                      -------------
PERSONAL SERVICES: 0.94%
       200,000   SERVICE CORPORATION INTERNATIONAL                                         7.50         04/01/2027          180,500
     1,100,000   SERVICE CORPORATION INTERNATIONAL                                         7.63         10/01/2018        1,105,500
        75,000   SERVICE CORPORATION INTERNATIONAL                                         7.88         02/01/2013           75,000
     4,465,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                               7.00         06/15/2017        4,375,700
                                                                                                                          5,736,700
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.46%
     4,645,000   ASHLAND INCORPORATED++                                                    9.13         06/01/2017        5,086,275
     4,670,000   HOLLY CORPORATION++                                                       9.88         06/15/2017        4,786,750
     2,790,000   SANDRIDGE ENERGY INCORPORATED++                                           8.00         06/01/2018        2,671,425
     2,460,000   SANDRIDGE ENERGY INCORPORATED(Y)                                          8.63         04/01/2015        2,410,800
                                                                                                                         14,955,250
                                                                                                                      -------------
PIPELINES: 0.70%
     2,890,000   DYNEGY HOLDINGS INCORPORATED                                              8.38         05/01/2016        2,528,750
     2,000,000   DYNEGY HOLDINGS INCORPORATED SENIOR NOTES                                 7.50         06/01/2015        1,740,000
                                                                                                                          4,268,750
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES: 1.33%
     2,510,000   BELDEN CDT INCORPORATED                                                   7.00         03/15/2017        2,415,875
     2,000,000   BELDEN CDT INCORPORATED++                                                 9.25         06/15/2019        2,120,000
     3,545,000   STEEL DYNAMICS                                                            7.75         04/15/2016        3,527,275
                                                                                                                          8,063,150
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
PUBLISHING: 0.43%
$    2,860,000   TL ACQUISITIONS INCORPORATED SENIOR NOTES++                              10.50%        01/15/2015    $   2,606,175
                                                                                                                      -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.73%
     6,000,000   FEDERATED RETAIL HOLDINGS INCORPORATED                                    5.90         12/01/2016        5,820,000
     4,715,000   VENTAS REALTY LP                                                          6.75         04/01/2017        4,715,000
                                                                                                                         10,535,000
                                                                                                                      -------------
RENTAL AUTO/EQUIPMENT: 0.39%
     2,630,000   AVIS BUDGET CAR RENTAL LLC                                                7.75         05/15/2016        2,373,575
                                                                                                                      -------------
RETAIL: 1.44%
     3,755,000   FERRELLGAS PARTNERS LP++                                                  9.13         10/01/2017        3,923,975
     4,750,000   TOYS R US PROPERTY COMPANY++                                              8.50         12/01/2017        4,797,500
                                                                                                                          8,721,475
                                                                                                                      -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.45%
     1,654,000   GOODYEAR TIRE & RUBBER COMPANY<<                                          9.00         07/01/2015        1,705,688
       955,000   GOODYEAR TIRE & RUBBER COMPANY                                           10.50         05/15/2016        1,029,013
                                                                                                                          2,734,701
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.87%
     5,160,000   OWENS-ILLINOIS INCORPORATED                                               7.80         05/15/2018        5,289,000
                                                                                                                      -------------
TELECOMMUNICATIONS: 3.24%
     4,770,000   CINCINNATI BELL                                                           8.25         10/15/2017        4,770,000
     1,950,000   FRONTIER COMMUNICATIONS                                                   8.13         10/01/2018        1,940,250
     4,295,000   GEOEYE INCORPORATED++                                                     9.63         10/01/2015        4,359,425
     3,850,000   GLOBAL CROSSING LIMITED++                                                12.00         09/15/2015        4,186,875
     4,300,000   TIME WARNER TELECOMMUNICATION HOLDINGS                                    9.25         02/15/2014        4,429,000
                                                                                                                         19,685,550
                                                                                                                      -------------
TELECOMMUNICATIONS EQUIPMENT: 0.58%
     3,500,000   CROWN CASTLE INTERNATIONAL CORPORATION                                    7.13         11/01/2019        3,500,000
                                                                                                                      -------------
TEXTILE MILL PRODUCTS: 0.37%
     2,190,000   INTERFACE INCORPORATED                                                    9.50         02/01/2014        2,239,275
                                                                                                                      -------------
WASTE MANAGEMENT: 0.59%
     3,345,000   CASELLA WASTE SYSTEMS INCORPORATED++                                     11.00         07/15/2014        3,595,875
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.83%
     5,000,000   SUPERVALU INCORPORATED                                                    8.00         05/01/2016        5,037,500
                                                                                                                      -------------
WIRELESS COMMUNICATIONS: 1.44%
     4,355,000   NEXTEL COMMUNICATIONS INCORPORATED SERIES D<<                             7.38         08/01/2015        4,017,488
     4,430,000   SPRINT NEXTEL CORPORATION                                                 6.00         12/01/2016        3,831,950
       955,000   SPRINT NEXTEL CORPORATION                                                 8.38         08/15/2017          923,963
                                                                                                                          8,773,401
                                                                                                                      -------------
TOTAL CORPORATE BONDS & NOTES (COST $535,660,807)                                                                       551,270,115
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
MUNICIPAL BONDS & NOTES: 0.47%
ALABAMA: 0.47%
$      500,000   COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-2 (SEWER REVENUE,
                 FGIC INSURED)+/-ss                                                        0.63%        02/01/2042    $     175,000
     2,750,000   COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-5 (SEWER REVENUE,
                 XLCA COMPANY INSURED)+/-ss                                                0.69         02/01/2040          962,500
       425,000   COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-9 (SEWER REVENUE,
                 AGM LOC)+/-ss                                                             0.35         02/01/2042          148,750
     4,375,000   COUNTY OF JEFFERSON AL SUBSERIES B-1-C (SEWER REVENUE, FGIC
                 INSURED)+/-ss                                                             0.69         02/01/2042        1,531,250
                                                                                                                          2,817,500
                                                                                                                      -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $2,794,380)                                                                           2,817,500
                                                                                                                      -------------
FOREIGN CORPORATE BONDS: 3.70%
     3,000,000   FMC FINANCE III SA                                                        6.88         07/15/2017        3,075,000
     3,090,000   INEOS GROUP HOLDINGS PLC++                                                8.50         02/15/2016        2,008,500
     1,545,000   INTELSAT (BERMUDA) LIMITED                                                9.25         06/15/2016        1,502,513
     4,850,000   INTELSAT (BERMUDA) LIMITED                                               11.25         06/15/2016        5,177,375
       365,000   VIDEOTRON LIMITED                                                         6.88         01/15/2014          366,369
     1,760,000   VIDEOTRON LIMITED                                                         9.13         04/15/2018        1,914,000
     3,000,000   VIDEOTRON LIMITED++                                                       9.13         04/15/2018        3,247,500
     4,910,000   VIRGIN MEDIA FINANCE PLC                                                  9.50         08/15/2016        5,204,600
TOTAL FOREIGN CORPORATE BONDS (COST $22,832,861)                                                                         22,495,857
                                                                                                                      -------------
TERM LOANS: 0.89%
       450,000   GOODYEAR TIRE AND RUBBER COMPANY TERM LOAN                                2.34         04/30/2010          417,812
       296,141   HCA INCORPORATED TERM LOAN                                                2.50         11/18/2013          280,727
     1,500,000   SPANSION LLC EXIT TERM LOAN B                                             7.75         01/08/2015        1,507,500
     3,979,644   TXU TEXAS COMPETITIVE ELECTRIC HOLDING TERM LOAN                          3.74         10/10/2014        3,207,155
TOTAL TERM LOANS (COST $5,463,737)                                                                                        5,413,194
                                                                                                                      -------------

    SHARES                                                                                 YIELD
--------------                                                                        -------------
COLLATERAL FOR SECURITIES LENDING: 4.28%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.26%
     1,603,254   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                  0.11                           1,603,254
                                                                                                                          1,603,254
                                                                                                                      -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.02%
$       45,807   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.25          03/02/2010          45,806
       183,229   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                             0.25          03/03/2010         183,229
       114,518   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.26          03/04/2010         114,514
        91,614   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.26          03/05/2010          91,611
       217,584   ANGLO IRISH BANK CORPORATION++                                            0.25          03/03/2010         217,578
        20,613   ANTALIS US FUNDING CORPORATION++(p)                                       0.18          03/05/2010          20,613
       114,518   ANTALIS US FUNDING CORPORATION++(p)                                       0.20          03/08/2010         114,512
       137,422   ASB BANK++                                                                0.17          03/08/2010         137,416
        68,711   AUTOBAHN FUNDING COMPANY LLC++(p)                                         0.20          03/03/2010          68,709
       313,986   AUTOBAHN FUNDING COMPANY LLC++(p)                                         0.22          03/15/2010         313,955
       480,976   BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOCIATION
                 (CAYMAN ISLANDS)                                                          0.10          03/01/2010         480,976
     1,053,567   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,053,578)                    0.12          03/01/2010       1,053,567
       229,036   BANK OF IRELAND                                                           0.50          03/02/2010         229,036
       458,233   BARTON CAPITAL CORPORATION++(p)                                           0.17          03/02/2010         458,226
        22,904   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30          03/03/2010          22,903

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$       22,904   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30%        03/04/2010    $      22,903
        50,388   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/05/2010           50,385
        45,807   BELMONT FUNDING LLC++(p)                                                  0.35         03/03/2010           45,805
     1,053,567   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES2% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,053,578)                    0.12         03/01/2010        1,053,567
       652,753   BPCE SA++                                                                 0.20         03/12/2010          652,706
        91,614   CALCASIEU PARISH LA+/-ss                                                  0.31         12/01/2027           91,614
       125,970   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.26         06/01/2028          125,970
       458,072   CALYON (NEW YORK)                                                         0.25         03/18/2010          458,089
       549,687   CANCARA ASSET SECURITIZATION LIMITED++(p)                                 0.20         03/12/2010          549,647
        60,637   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.23         10/01/2038           60,637
       183,229   COOK COUNTY IL+/-ss                                                       0.23         11/01/2030          183,229
       503,880   DANSKE BANK A/S COPENHAGEN                                                0.20         03/02/2010          503,880
       412,265   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                              0.31         12/15/2037          412,265
       164,906   DEXIA BANK (GRAND CAYMAN)                                                 0.22         03/05/2010          164,906
       160,325   DEXIA DELAWARE LLC                                                        0.22         03/01/2010          160,323
       206,133   DEXIA DELAWARE LLC                                                        0.22         03/04/2010          206,126
       538,235   ENI COORDINATION CENTER SA++                                              0.18         03/03/2010          538,224
       251,940   FORTIS BANK NV SA                                                         0.18         03/01/2010          251,940
       103,066   FORTIS BANK NV SA                                                         0.18         03/03/2010          103,066
       154,599   FORTIS BANK NV SA                                                         0.18         03/04/2010          154,599
       114,518   GDF SUEZ++                                                                0.18         03/16/2010          114,508
       247,405   GDF SUEZ++                                                                0.18         03/17/2010          247,383
       582,897   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $582,903)                      0.12         03/01/2010          582,897
       641,301   GOTHAM FUNDING CORPORATION++(p)                                           0.17         03/01/2010          641,295
       458,072   GRAMPIAN FUNDING LLC++(p)                                                 0.23         03/12/2010          458,034
     1,394,299   GRYPHON FUNDING LIMITED(i)(a)                                             0.00         08/05/2010          570,547
       320,651   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.13         05/01/2023          320,651
       232,472   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.13         07/01/2034          232,472
        37,791   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.23         11/01/2042           37,791
       343,554   HOUSTON TX UTILITY SYSTEM+/-ss                                            0.19         05/15/2034          343,554
       114,518   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.22         07/01/2029          114,518
        45,807   INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.23         01/01/2018           45,807
        68,711   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.23         04/15/2025           68,711
       641,301   KOCH RESOURCES LLC++                                                      0.17         03/02/2010          641,292
       641,301   LLOYDS TSB BANK PLC                                                       0.17         03/04/2010          641,301
        57,259   LMA AMERICAS LLC++(p)                                                     0.17         03/05/2010           57,257
       756,965   MASSACHUSETTS HEFA+/-ss                                                   0.19         10/01/2034          756,965
       641,301   METLIFE SHORT TERM FUND++(p)                                              0.19         03/12/2010          641,257
        82,453   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                 0.16         02/01/2036           82,453
        50,388   NATIONWIDE BUILDING SOCIETY++                                             0.18         03/15/2010           50,384
       641,301   NATIXIS                                                                   0.21         03/18/2010          641,303
        45,807   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.23         01/01/2018           45,807
       537,090   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                   0.17         07/01/2034          537,090
       398,523   NEWPORT BEACH CA REVENUE+/-ss                                             0.19         12/01/2040          398,523
        10,307   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20         03/05/2010           10,306
       183,229   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20         03/16/2010          183,212
       133,872   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.22         01/01/2034          133,872
       540,526   REGENCY MARKETS #1 LLC++(p)                                               0.18         03/17/2010          540,477
       641,301   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                    0.18         03/05/2010          641,282
       284,005   RHEINGOLD SECURITISATION LIMITED++(p)                                     0.20         03/10/2010          283,988
       618,398   ROYAL BANK OF SCOTLAND                                                    0.20         03/18/2010          618,398
       503,880   SANPAOLO IMI BANK (NEW YORK)                                              0.17         03/01/2010          503,880
        22,904   SOCIETE GENERALE NORTH AMERICA                                            0.17         03/04/2010           22,903
       458,072   SOCIETE GENERALE NORTH AMERICA                                            0.19         03/18/2010          458,027
       381,345   SURREY FUNDING CORPORATION++(p)                                           0.18         03/19/2010          381,307
       275,691   TASMAN FUNDING INCORPORATED++(p)                                          0.20         03/15/2010          275,666
       206,133   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.14         07/01/2032          206,133
       320,651   UBS AG (STAMFORD CT)                                                      0.15         03/09/2010          320,648
       641,301   UNICREDITO ITALIANO (NEW YORK)                                            0.22         03/10/2010          641,301
        68,711   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.21         12/15/2040           68,711

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    1,785,742   VFNC CORPORATION++(i)(a)+/-                                               0.23%        09/30/2010    $     928,586
       588,028   WINDMILL FUNDING CORPORATION++(p)                                         0.17         03/03/2010          588,023
                                                                                                                         24,421,052
                                                                                                                      -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $25,793,132)                                                               26,024,306
                                                                                                                      -------------

     SHARES                                                                                YIELD
--------------                                                                        -------------
SHORT-TERM INVESTMENTS: 3.40%
MUTUAL FUNDS 3.40%
    20,659,644   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++                           0.08                          20,659,644
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $20,659,644)                                                                          20,659,644
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $613,204,561)*                                                      103.44%                                       628,680,616
OTHER ASSETS AND LIABILITIES, NET                                          (3.44)                                       (20,905,140)
                                                                          ------                                      -------------
TOTAL NET ASSETS                                                          100.00%                                     $ 607,775,476
                                                                          ------                                      -------------

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

**   STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(i)  ILLIQUID SECURITY.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(Y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $20,659,644.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $613,663,250 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $23,112,556
GROSS UNREALIZED DEPRECIATION    (8,095,190)
                                -----------
NET UNREALIZED APPRECIATION     $15,017,366

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
AGENCY NOTES - INTEREST BEARING: 2.92%
$    5,000,000   FHLB                                                                      4.75%        01/18/2011    $   5,190,903
    10,000,000   FHLMC                                                                     3.63         10/18/2013       10,609,300
TOTAL AGENCY NOTES - INTEREST BEARING (COST $14,973,597)                                                                 15,800,203
                                                                                                                      -------------
AGENCY SECURITIES: 2.22%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.69%
       305,000   FHLMC                                                                     5.25         07/18/2011          324,630
         6,113   FHLMC #170151                                                            10.50         01/01/2016            6,919
         8,593   FHLMC #1B0123+/-                                                          3.41         09/01/2031            8,981
         6,361   FHLMC #1B0128+/-                                                          3.41         09/01/2031            6,642
         2,084   FHLMC #360016                                                            10.50         11/01/2017            2,365
         2,558   FHLMC #360056                                                            10.50         02/01/2019            2,971
         1,605   FHLMC #360059                                                            10.50         04/01/2019            1,861
           996   FHLMC #360061                                                            10.50         05/01/2019            1,155
        15,303   FHLMC #360063                                                            10.50         06/01/2019           17,680
         1,799   FHLMC #360065                                                            10.50         07/01/2019            2,089
       441,762   FHLMC #555316                                                             9.00         06/01/2019          489,858
       297,043   FHLMC #555408                                                            10.50         08/01/2018          337,201
       315,153   FHLMC #555500                                                             8.50         09/01/2017          344,033
       538,925   FHLMC #555514                                                             9.00         10/01/2019          618,910
        15,511   FHLMC #786823+/-                                                          3.40         07/01/2029           16,004
        98,751   FHLMC #789272+/-                                                          3.35         04/01/2032          101,568
       290,553   FHLMC #865496+/-                                                          5.74         05/01/2026          301,807
       334,554   FHLMC #A01734                                                             9.00         08/01/2018          374,328
       557,118   FHLMC #G01126                                                             9.50         12/01/2022          629,368
        39,581   FHLMC #G10747                                                             7.50         10/01/2012           41,859
        20,955   FHLMC #G11150                                                             7.50         12/01/2011           21,835
         5,544   FHLMC #G11345                                                             7.50         12/01/2011            5,806
        17,320   FHLMC #G11391                                                             7.50         06/01/2012           18,266
        53,590   FHLMC #G90023                                                             7.00         11/17/2013           56,433
                                                                                                                          3,732,569
                                                                                                                      -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.20%
         3,386   FNMA #100001                                                              9.00         02/15/2020            3,900
       412,366   FNMA #100042                                                             11.00         10/15/2020          465,387
       109,287   FNMA #100255                                                              8.33         07/15/2020          125,815
       342,814   FNMA #190075                                                              8.50         02/01/2023          374,132
       259,557   FNMA #302507                                                              9.00         11/01/2024          304,616
        40,171   FNMA #313617                                                              8.00         09/01/2023           43,893
       576,825   FNMA #323582                                                              8.00         04/01/2017          630,706
        12,691   FNMA #392645                                                              8.00         12/01/2013           13,633
       375,533   FNMA #426828                                                              8.00         09/01/2019          419,817
       183,830   FNMA #426832                                                              8.50         07/01/2018          201,958
        95,274   FNMA #545131                                                              8.00         03/01/2013          101,159
        17,257   FNMA #545157                                                              8.50         11/01/2012           18,549
       167,594   FNMA #545460+/-                                                           3.06         11/01/2031          173,953
     1,387,196   FNMA #598559                                                              6.50         08/01/2031        1,521,812
        97,377   FNMA #70801                                                              12.00         03/01/2017          115,272
     1,833,041   FNMA #712107                                                              6.00         03/01/2033        1,973,751
                                                                                                                          6,488,353
                                                                                                                      -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.33%
        76,299   GNMA #780029                                                              9.00         11/15/2024           86,954
     1,009,916   GNMA #780110                                                             12.50         04/15/2019        1,078,259
            77   GNMA #780134                                                              8.50         05/15/2010               77
       207,465   GNMA #780267                                                              9.00         11/15/2017          232,985
       103,838   GNMA #780288                                                              8.00         12/15/2023          120,413
       185,156   GNMA #781311                                                              7.50         02/15/2013          186,252

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$       27,848   GNMA #781540                                                              7.00%        05/15/2013    $      29,180
        15,930   GNMA #927                                                                10.00         02/20/2018           17,828
                                                                                                                          1,751,948
                                                                                                                      -------------
SMALL BUSINESS ADMINISTRATION: 0.00%
       195,730   SBA #0191(c)(i)                                                           3.11         10/06/2015            5,566
                                                                                                                      -------------
TOTAL AGENCY SECURITIES (COST $12,838,018)                                                                               11,978,436
                                                                                                                      -------------
ASSET BACKED SECURITIES: 7.27%
     2,250,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-                  0.43         09/15/2011        2,249,925
     2,100,000   BANK OF AMERICA AUTO TRUST SERIES 2010-1A CLASS A2++                      0.75         06/15/2012        2,102,159
     2,500,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2008-A1 CLASS A1+/-              0.81         04/15/2013        2,502,062
     1,644,536   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-           0.93         11/15/2011        1,646,868
     1,000,000   CARMAX AUTO OWNER TRUST SERIES 2010-1 CLASS A2                            0.83         11/15/2012          999,117
     1,363,799   CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                 2003-5 CLASS 2M1+/-**                                                     1.13         05/25/2033          548,090
     1,600,000   CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                           0.49         01/15/2015        1,595,465
     6,000,000   CHASE ISSUANCE TRUST SERIES 2009-A2 CLASS A2+/-                           1.78         04/15/2014        6,132,786
     2,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2009-A1 CLASS A1+/-            1.98         03/17/2014        2,055,083
     2,499,363   CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS (c)(i)+/-             0.54         07/15/2027              175
     3,649,167   CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A(i)          7.23         10/16/2028            1,140
       378,602   DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                                3.81         07/08/2011          380,294
    21,959,561   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(i)++####                  0.83         09/29/2031          384,292
     1,515,000   FORD CREDIT AUTO OWNER TRUST SERIES 2007-A CLASS A4A                      5.47         06/15/2012        1,585,008
     2,545,989   HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                         1.73         02/25/2034        1,551,477
       949,980   HONDA AUTO RECEIVABLES 2008-1 OWNER TRUST ASSET BACKED NOTE
                 CLASS A3                                                                  4.47         01/18/2012          965,899
     3,500,000   HONDA AUTO RECEIVABLES 2010-1 OWNER TRUST CLASS A2                        0.62         02/21/2012        3,491,994
     2,100,000   MBNA CREDIT CARD MASTER NOTE TRUST 2005 9 CLASS A+/-                      0.27         04/15/2013        2,093,506
        83,257   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                 CLASS AII+/-                                                              0.70         03/25/2032           76,945
     1,985,461   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS M1+/-       1.35         10/25/2033        1,272,480
     1,942,190   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-        1.65         04/25/2033        1,228,543
     3,850,000   USAA AUTO OWNER TRUST SERIES 2010-1 CLASS A2                              0.63         06/15/2012        3,837,287
     2,800,000   WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++             0.47         06/23/2012        2,618,000
TOTAL ASSET BACKED SECURITIES (COST $47,118,142)                                                                         39,318,595
                                                                                                                      -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.44%
     4,392,112   AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                            1.25         10/25/2033        3,021,665
    37,000,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2001-PB1
                 CLASS XP+/-(i)++(c)                                                       1.53         05/11/2035          162,412
       120,979   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-            3.17         10/20/2032          117,178
       499,991   CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                    1.20         03/25/2034          344,907
       194,053   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                 CLASS AA+/-                                                               0.56         12/25/2034          168,027
       524,259   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                 2001-HYB1 CLASS 2A1+/-                                                    2.49         06/19/2031          466,589
       142,478   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES 2004-20
                 CLASS 3A1+/-                                                              2.46         09/25/2034          100,623
       402,415   DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                         8.45         09/20/2019          407,657
     1,008,776   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                  0.98         09/25/2033          847,601
        24,752   FHLMC SERIES 2198 CLASS SC+/-                                             9.00         06/15/2028           25,080
       797,366   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6             9.50         02/25/2042          889,312
        39,382   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-         4.62         07/25/2043           39,006
     1,364,552   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-         4.53         10/25/2043        1,351,546
       167,547   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                9.50         11/25/2031          195,244
     1,229,979   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                               9.50         05/25/2042        1,377,961
       280,994   FNMA SERIES 1989-29 CLASS Z                                              10.00         06/25/2019          319,205
       242,289   FNMA SERIES 1989-63 CLASS Z                                               9.40         10/25/2019          270,862
       468,822   FNMA SERIES G95-2 CLASS (c)(i)                                           10.00         05/25/2020          117,190

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$       68,858   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                               3.96%        06/25/2033    $      69,030
     2,399,049   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                4.72         08/25/2042        2,500,373
       218,609   FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4                                 10.05         10/25/2042          241,037
     1,679,492   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2000-1 CLASS A2         6.50         01/15/2033        1,723,009
     1,410,631   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C3
                 CLASS A2                                                                  6.96         09/15/2035        1,444,228
     1,379,508   GNMA SERIES 2007-69 CLASS TA+/-                                           4.98         06/16/2031        1,426,156
       138,080   GOLDEN NATIONAL MORTGAGE ASSET BACKED CERTIFICATES SERIES
                 1998-GN1 CLASS M2(i)                                                      8.02         02/25/2027          138,232
       635,626   GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A(i)++                      8.00         09/19/2027          641,772
     2,066,395   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                    0.63         06/25/2034        1,635,786
     1,530,879   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                    5.01         06/25/2034        1,322,242
     1,497,945   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++                 0.58         01/25/2036        1,284,481
     1,901,233   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++                 0.63         04/25/2036        1,582,778
       330,961   GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                        2.23         04/25/2032          261,719
     1,290,898   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CIBC CLASS A3                                                        6.26         03/15/2033        1,325,321
        97,932   JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                       4.87         04/25/2035           97,651
     1,503,206   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                      4.82         06/25/2035        1,257,703
        26,897   MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                         3.03         10/25/2032           26,431
     7,653,689   MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X IO+/-(c)++               1.11         11/15/2031          298,468
     2,448,048   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AR1 CLASS 1A1             3.47         02/25/2035        1,750,232
     4,645,380   RESIDENTIAL FINANCE LIMITED PARTNERSHIP SERIES 2003-C
                 CLASS B3+/-++                                                             1.63         09/10/2035        2,812,174
        15,799   SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3 CLASS A##           0.03         10/23/2017           15,292
     2,139,283   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2
                 CLASS A(i)++                                                              8.19         07/15/2027        2,107,757
        10,855   STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B
                 CLASS BO(i)##                                                             0.00         06/25/2023           10,830
        80,575   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                       1.19         12/25/2034           66,111
       131,245   USGI FHA PROJECT LOAN                                                     7.44         03/15/2013          129,933
       209,396   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2                       5.50         08/25/2032          203,638
       209,396   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3                       5.50         08/25/2032          198,633
        64,348   WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1(i)                    2.00         12/28/2037           47,419
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $40,356,624)                                                             34,840,501
                                                                                                                      -------------
CORPORATE BONDS & NOTES: 51.43%
AGRICULTURE: 0.44%
     2,000,000   BAT INTERNATIONAL FINANCE PLC NT++                                        8.13         11/15/2013        2,366,232
                                                                                                                      -------------
AMUSEMENT & RECREATION SERVICES+/-,++: 0.04%
       200,000   SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                       1.68         12/01/2010          200,000
                                                                                                                      -------------
BEVERAGES: 1.09%
     1,505,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                               3.00         10/15/2012        1,546,466
     2,000,000   COCA COLA ENTERPRISES INCORPORATED                                        7.38         03/03/2014        2,353,096
     1,000,000   DR PEPPER SNAPPLE GROUP INCORPORATED                                      1.70         12/21/2011        1,005,613
     1,000,000   DR PEPPER SNAPPLE GROUP INCORPORATED                                      2.35         12/21/2012        1,007,581
                                                                                                                          5,912,756
                                                                                                                      -------------
BUSINESS SERVICES: 0.74%
     1,500,000   THOMPSON CORPORATION                                                      6.20         01/05/2012        1,624,047
     2,240,000   XEROX CORPORATION                                                         6.88         08/15/2011        2,396,404
                                                                                                                          4,020,451
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 2.46%
     2,000,000   CLOROX COMPANY                                                            5.00         03/01/2013        2,167,206
     2,000,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                      4.85         05/15/2013        2,171,426
     2,000,000   HOSPIRA INCORPORATED                                                      5.90         06/15/2014        2,198,460
     1,888,000   MOSAIC COMPANY SENIOR NOTES++                                             7.38         12/01/2014        2,018,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
CHEMICALS & ALLIED PRODUCTS (continued)
$    3,000,000   PROCTER & GAMBLE COMPANY                                                  1.38%        08/01/2012    $   3,014,781
     1,670,000   WATSON PHARMACEUTICALS INCORPORATED                                       5.00         08/15/2014        1,755,492
                                                                                                                         13,325,865
                                                                                                                      -------------
COAL MINING: 0.40%
     2,000,000   CONSOL ENERGY INCORPORATED                                                7.88         03/01/2012        2,150,000
                                                                                                                      -------------
COMMERCIAL SERVICES: 0.38%
     2,000,000   EQUIFAX INCORPORATED                                                      4.45         12/01/2014        2,068,018
                                                                                                                      -------------
COMMUNICATIONS: 5.93%
       945,000   ALLTEL CORPORATION                                                        7.00         07/01/2012        1,052,687
     2,000,000   AT&T INCORPORATED                                                         7.30         11/15/2011        2,202,276
     1,433,000   BRITISH TELECOMMUNICATIONS PLC                                            9.13         12/15/2010        1,522,558
     2,000,000   CBS CORPORATION                                                           6.63         05/15/2011        2,105,618
     2,290,000   CITIZENS COMMUNICATIONS COMPANY                                           6.25         01/15/2013        2,295,725
     2,594,000   COMCAST CORPORATION                                                       8.38         03/15/2013        3,011,629
     3,000,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 5.25         07/22/2013        3,233,664
     2,000,000   DIRECTV HOLDING FINANCE++                                                 4.75         10/01/2014        2,090,806
     1,475,000   SPRINT CAPITAL CORPORATION                                                7.63         01/30/2011        1,504,500
     2,000,000   TCM SUB LLC++                                                             3.55         01/15/2015        2,012,132
     1,500,000   TELECOM ITALIA CAPITAL SA                                                 5.25         11/15/2013        1,591,830
     2,000,000   TIME WARNER CABLE INCORPORATED                                            5.40         07/02/2012        2,146,164
     2,000,000   VERIZON COMMUNICATIONS INCORPORATED                                       5.25         04/15/2013        2,184,558
     1,500,000   VERIZON NEW ENGLAND INCORPORATED                                          6.50         09/15/2011        1,597,511
     3,360,000   VIACOM INCORPORATED                                                       5.75         04/30/2011        3,513,119
                                                                                                                         32,064,777
                                                                                                                      -------------
DEPARTMENT STORES: 0.56%
     2,000,000   JCPENNEY COMPANY INCORPORATED                                             8.00         03/01/2010        2,000,000
     1,000,000   MACY'S RETAIL HOLDINGS INCORPORATED                                      10.63         11/01/2010        1,045,000
                                                                                                                          3,045,000
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 6.70%
     2,000,000   BANK OF AMERICA CORPORATION                                               5.38         06/15/2014        2,088,118
     5,000,000   BANK OF AMERICA CORPORATION SERIES MTN                                    3.13         06/15/2012        5,218,175
     1,600,000   BANK OF NEW YORK MELLON CORPORATION+/-ss                                  0.41         06/29/2012        1,607,038
     1,000,000   BARCLAYS BANK PLC                                                         2.50         01/23/2013          999,398
     2,000,000   CITIGROUP INCORPORATED                                                    5.50         10/15/2014        2,059,034
     1,280,000   COMERICA BANK DETROIT MI+/-                                               0.32         06/30/2010        1,277,882
     2,000,000   FIFTH THIRD BANCORP CINCINNATI OH+/-                                      0.36         05/17/2013        1,864,550
     1,195,000   HUDSON UNITED BANK MAHWAH NJ SERIES BKNT                                  7.00         05/15/2012        1,282,166
     2,000,000   HUNTINGTON CAPITAL TRUST I+/-ss                                           0.95         02/01/2027        1,081,564
     2,000,000   INDEPENDENCE COMMUNITY BANK CORPORATION                                   2.31         06/20/2013        1,988,044
     4,000,000   INTER-AMERICAN DEVELOPMENT BANK+/-ss                                      0.70         05/20/2014        4,059,196
     5,300,000   JPMORGAN CHASE & COMPANY SERIES 3+/-ss                                    0.50         12/26/2012        5,347,695
     2,000,000   KEY BANK NA                                                               5.50         09/17/2012        2,124,754
     1,200,000   PNC FUNDING CORPORATION+/-ss                                              0.45         04/01/2012        1,206,251
     4,000,000   WESTPAC BANKING CORPORATION+/-++                                          0.44         12/14/2012        3,995,584
                                                                                                                         36,199,449
                                                                                                                      -------------
DIVERSIFIED FINANCIAL SERVICES: 0.19%
     1,000,000   HSBC FINANCE CORPORATION                                                  5.70         06/01/2011        1,045,667
                                                                                                                      -------------
DIVERSIFIED MANUFACTURING: 0.45%
     2,000,000   INGERSOLL RAND GL HOLDING COMPANY                                         9.50         04/15/2014        2,445,890
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
EATING & DRINKING PLACES: 0.76%
$    1,880,000   BRINKER INTERNATIONAL INCORPORATED<<                                      5.75%        06/01/2014    $   1,933,883
     2,000,000   DARDEN RESTAURANTS INCORPORATED                                           5.63         10/15/2012        2,159,146
                                                                                                                          4,093,029
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 3.51%
     2,000,000   ALLEGHENY ENERGY SUPPLY++                                                 8.25         04/15/2012        2,226,078
     2,000,000   ALLIED WASTE NORTH AMERICA                                                6.50         11/15/2010        2,080,456
     2,000,000   CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES U                          7.00         03/01/2014        2,295,548
     2,000,000   ENERGY TRANSFER PARTNERS LP                                               5.65         08/01/2012        2,160,216
     2,000,000   INDIANA MICHIGAN POWER COMPANY                                            6.38         11/01/2012        2,219,210
     2,000,000   NEVADA POWER COMPANY                                                      6.50         04/15/2012        2,176,152
     2,000,000   PECO ENERGY COMPANY                                                       5.00         10/01/2014        2,179,422
       591,022   SALTON SEA FUNDING CORPORATION SERIES C                                   7.84         05/30/2010          595,561
     3,000,000   WILLIAMS PARTNERS LP WILLIAMS PARTNERS FINANCE CORPORATION++              3.80         02/15/2015        3,030,603
                                                                                                                         18,963,246
                                                                                                                      -------------
ELECTRONIC: 0.49%
     2,640,000   THERMO FISHER SCIENTIFIC++                                                2.15         12/28/2012        2,649,256
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.16%
     2,000,000   AGILENT TECHNOLOGIES INCORPORATED                                         4.45         09/14/2012        2,109,032
     2,000,000   MOTOROLA INCORPORATED                                                     8.00         11/01/2011        2,178,950
     2,000,000   NATIONAL SEMICONDUCTOR CORPORATION+/-                                     0.50         06/15/2010        1,996,920
                                                                                                                          6,284,902
                                                                                                                      -------------
FINANCIAL SERVICES: 0.47%
     1,500,000   ANZ NATIONAL (INTERNATIONAL) LIMITED++                                    2.38         12/21/2012        1,507,907
     1,000,000   MASS MUTUAL GLOBAL FUNDING II++                                           3.63         07/16/2012        1,041,114
                                                                                                                          2,549,021
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS: 0.56%
     2,797,000   KRAFT FOODS INCORPORATED                                                  6.25         06/01/2012        3,045,237
                                                                                                                      -------------
FOOD STORES: 0.73%
     1,600,000   SAFEWAY INCORPORATED                                                      6.50         03/01/2011        1,686,290
     2,000,000   YUM! BRANDS INCORPORATED                                                  7.70         07/01/2012        2,252,024
                                                                                                                          3,938,314
                                                                                                                      -------------
FOREIGN BANKS: 3.35%
     4,000,000   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED+/-++                        0.53         06/18/2012        4,014,664
     2,000,000   BANCO SANTANDER CHILE++                                                   2.88         11/13/2012        2,006,868
     1,000,000   BANK OF TOKYO MITSUBISHI UFJ LIMITED++                                    2.60         01/22/2013        1,010,526
     4,000,000   COMMONWEALTH BANK AUST                                                    0.70         07/23/2014        3,991,231
     4,000,000   EUROPEAN INVESTMENT BANK                                                  2.63         11/15/2011        4,107,582
     1,000,000   LLOYDS TSB BANK PLC++                                                     4.38         01/12/2015          983,295
     2,000,000   NORDEA BANK AB++                                                          3.70         11/13/2014        2,021,164
                                                                                                                         18,135,330
                                                                                                                      -------------
FURNITURE & FIXTURES: 0.33%
     1,670,000   JOHNSON CONTROLS INCORPORATED                                             4.88         09/15/2013        1,779,216
                                                                                                                      -------------
GAS DISTRIBUTION: 0.39%
     2,000,000   FLORIDA GAS TRANSMISSION COMPANY++                                        7.63         12/01/2010        2,086,590
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
GENERAL MERCHANDISE STORES: 0.20%
$    1,000,000   TARGET CORPORATION                                                        5.13%        01/15/2013    $   1,081,665
                                                                                                                      -------------
HEALTH CARE: 0.37%
     2,000,000   LIFE TECHNOLOGIES CORPORATION                                             3.38         03/01/2013        2,013,092
                                                                                                                      -------------
HEALTH SERVICES: 1.57%
     1,825,000   ANTHEM INCORPORATED                                                       6.80         08/01/2012        2,029,960
     2,000,000   COVENTRY HEALTH CARE INCORPORATED                                         5.88         01/15/2012        2,052,462
     2,000,000   MEDCO HEALTH SOLUTIONS INCORPORATED                                       7.25         08/15/2013        2,284,824
     2,000,000   ROCHE HOLDINGS INCORPORATED++                                             4.50         03/01/2012        2,127,468
                                                                                                                          8,494,714
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.91%
     3,000,000   BERKSHIRE HATHAWAY INCORPORATED                                           3.20         02/11/2015        3,029,610
             1   CONTISECURITIES ASSET FUNDING LLC                                         1.00         07/15/2027                1
     1,720,000   NATIONWIDE HEALTH PROPERTIES INCORPORATED SERIES MTND                     8.25         07/01/2012        1,873,964
                                                                                                                          4,903,575
                                                                                                                      -------------
HOLDING COMPANY - DIVERSIFIED: 0.39%
     2,000,000   HUTCHISON WHAMPOA INTERNATIONAL++                                         7.00         02/16/2011        2,103,730
                                                                                                                      -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.38%
     1,835,000   BEST BUY COMPANY INCORPORATED                                             6.75         07/15/2013        2,055,428
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.58%
     2,000,000   BLACK & DECKER CORPORATION                                                7.13         06/01/2011        2,136,492
     1,000,000   INGERSOLL-RAND GLOBAL HOLDING COMPANY LIMITED+/-                          1.75         08/13/2010        1,005,663
                                                                                                                          3,142,155
                                                                                                                      -------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.80%
     2,000,000   METROPOLITAN LIFE GLOBAL FUNDING I SENIOR NOTES++                         5.13         04/10/2013        2,160,188
     2,000,000   NEW YORK LIFE GLOBAL FUNDING++                                            5.25         10/16/2012        2,173,338
                                                                                                                          4,333,526
                                                                                                                      -------------
INSURANCE CARRIERS: 1.58%
     2,000,000   CIGNA CORPORATION                                                         6.38         10/15/2011        2,141,440
     2,035,000   GENWORTH LIFE INSTITUTIONAL FUNDING TRUST++                               5.88         05/03/2013        2,076,479
     2,000,000   PRICOA GLOBAL FUNDING I++                                                 5.40         10/18/2012        2,171,812
     2,000,000   UNITEDHEALTH GROUP INCORPORATED                                           4.88         02/15/2013        2,132,866
                                                                                                                          8,522,597
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.80%
     2,000,000   BOSTON SCIENTIFIC CORPORATION                                             6.00         06/15/2011        2,093,082
     2,000,000   ROPER INDUSTRIES INCORPORATED                                             6.63         08/15/2013        2,252,230
                                                                                                                          4,345,312
                                                                                                                      -------------
MINING: 0.40%
     2,000,000   TECK COMINCO INCORPORATED LIMITED                                         7.00         09/15/2012        2,155,000
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.35%
     1,725,000   HASBRO INCORPORATED                                                       6.13         05/15/2014        1,905,299
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 0.61%
     1,893,363   CVS CAREMARK CORPORATION++                                                7.77         01/10/2012        2,049,272

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
MISCELLANEOUS RETAIL (continued)
$    1,000,000   STAPLES INCORPORATED                                                      9.75%        01/15/2014    $   1,222,721
                                                                                                                          3,271,993
                                                                                                                      -------------
MOTION PICTURES: 0.43%
     2,000,000   HISTORIC TW INCORPORATED                                                  9.13         01/15/2013        2,341,728
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.40%
     2,000,000   CAPITAL ONE FINANCIAL CORPORATION                                         6.25         11/15/2013        2,174,168
     2,000,000   CME GROUP INCORPORATED                                                    5.40         08/01/2013        2,200,678
     3,000,000   GENERAL ELECTRIC CAPITAL CORPORATION                                      4.80         05/01/2013        3,172,101
                                                                                                                          7,546,947
                                                                                                                      -------------
OIL & GAS: 0.50%
     2,500,000   KERR MCGEE CORPORATION                                                    6.88         09/15/2011        2,689,478
                                                                                                                      -------------
OIL & GAS EXTRACTION: 0.80%
     2,010,000   ENTERPRISE PRODUCTS PARTNERS OPERATING LP                                 7.50         02/01/2011        2,114,277
     2,000,000   XTO ENERGY INCORPORATED                                                   6.25         04/15/2013        2,237,762
                                                                                                                          4,352,039
                                                                                                                      -------------
PIPELINES: 0.80%
     2,000,000   PLAINS ALL AMERICAN PIPELINE LP PAA FINANCE CORPORATION                   7.75         10/15/2012        2,258,572
     2,000,000   WILLIAMS COMPANIES INCORPORATED++                                         6.38         10/01/2010        2,046,862
                                                                                                                          4,305,434
                                                                                                                      -------------
PUBLIC FINANCE, TAXATION & MONETARY POLICY: 0.41%
     2,005,000   MACQUARIE GROUP LIMITED++                                                 7.30         08/01/2014        2,210,978
                                                                                                                      -------------
RAILROAD TRANSPORTATION: 0.42%
     2,100,000   CSX CORPORATION                                                           6.30         03/15/2012        2,276,352
                                                                                                                      -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 2.33%
     1,054,000   AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                             5.50         01/15/2012        1,111,874
     1,000,000   FEDERAL REALTY INVESTMENT TRUST                                           5.95         08/15/2014        1,064,770
     2,000,000   FEDERATED RETAIL HOLDINGS INCORPORATED                                    5.35         03/15/2012        2,060,000
     2,000,000   HCP INCORPORATED                                                          5.63         02/28/2013        2,080,744
     2,000,000   HEALTHCARE REALTY TRUST                                                   5.13         04/01/2014        2,024,886
       465,000   HEALTHCARE REALTY TRUST INCORPORATED                                      8.13         05/01/2011          492,829
     2,499,000   HRPT PROPERTIES TRUST+/-ss                                                0.85         03/16/2011        2,451,956
     1,250,000   WASHINGTON REAL ESTATE INVESTMENT TRUST                                   5.95         06/15/2011        1,286,369
                                                                                                                         12,573,428
                                                                                                                      -------------
RETAIL: 0.41%
     2,000,000   WESFARMERS LIMITED++                                                      7.00         04/10/2013        2,205,710
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.04%
     1,355,000   JEFFERIES GROUP INCORPORATED                                              7.75         03/15/2012        1,466,521
     4,000,000   MORGAN STANLEY                                                            3.25         12/01/2011        4,166,484
                                                                                                                          5,633,005
                                                                                                                      -------------
TELECOMMUNICATIONS: 0.21%
     1,000,000   CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                         7.38         11/15/2013        1,160,790
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
TOBACCO PRODUCTS: 0.43%
$    2,000,000   ALTRIA GROUP INCORPORATED                                                 7.75%        02/06/2014    $   2,306,650
                                                                                                                      -------------
TRANSPORTATION: 0.43%
     2,233,000   RYDER SYSTEM INCORPORATED                                                 5.95         05/02/2011        2,309,771
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 0.33%
     1,640,000   PACTIV CORPORATION                                                        5.88         07/15/2012        1,760,961
                                                                                                                      -------------
UTILITIES: 0.61%
     3,000,000   DUKE ENERGY OHIO INCORPORATED                                             5.70         09/15/2012        3,279,387
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.81%
     2,000,000   CARGILL INCORPORATED++                                                    5.20         01/22/2013        2,140,362
     2,000,000   MCKESSON CORPORATION                                                      6.50         02/15/2014        2,253,584
                                                                                                                          4,393,946
                                                                                                                      -------------
TOTAL CORPORATE BONDS & NOTES (COST $270,457,346)                                                                       278,042,936
                                                                                                                      -------------
FOREIGN CORPORATE BONDS: 6.01%
     2,000,000   AMERICA MOVIL SA DE CV                                                    5.50         03/01/2014        2,163,946
     2,000,000   ARCELORMITTAL                                                             5.38         06/01/2013        2,125,892
     2,000,000   BP CAPITAL MARKETS PLC                                                    3.63         05/08/2014        2,086,580
     2,395,000   COVIDIEN INTERNATIONAL FINANCE                                            5.15         10/15/2010        2,459,088
     2,000,000   DELHAIZE GROUP                                                            5.88         02/01/2014        2,205,096
     1,500,000   KOREA DEVELOPMENT BANK                                                    4.63         09/16/2010        1,522,416
     2,500,000   PCCW HKT CAPITAL LIMITED++                                                8.00         11/15/2011        2,712,500
     3,000,000   RIO TINTO FINANCE USA LIMITED                                             8.95         05/01/2014        3,640,353
     2,500,000   ROGERS WIRELESS INCORPORATED                                              9.63         05/01/2011        2,732,663
     2,000,000   TOTAL CAPITAL SA                                                          3.13         10/02/2015        2,002,206
     2,000,000   TYCO ELECTRONICS GROUP SA                                                 6.00         10/01/2012        2,165,000
     1,335,000   VIVENDI++                                                                 5.75         04/04/2013        1,443,593
     2,000,000   WEATHERFORD INTERNATIONAL LIMITED                                         5.15         03/15/2013        2,127,734
     2,000,000   WESTFIELD CAPITAL CORPORATION++                                           4.38         11/15/2010        2,053,388
     1,000,000   WOOLWORTHS LIMITED++                                                      5.25         11/15/2011        1,052,028
TOTAL FOREIGN CORPORATE BONDS (COST $30,995,782)                                                                         32,492,483
                                                                                                                     --------------
MUNICIPAL BONDS & NOTES: 9.30%
ARIZONA: 0.93%
     5,000,000   PHOENIX AZ IDA AMERICA WEST ARENA (RECREATIONAL FACILITIES REVENUE,
                 AMBAC INSURED)++                                                          7.13        12/01/2021         5,029,600
                                                                                                                     --------------
CALIFORNIA: 2.60%
     2,000,000   FRESNO COUNTY CA (MISCELLANEOUS REVENUE, NATL-RE FGIC INSURED)            6.27         08/15/2011        2,113,340
     3,000,000   IRVINE RANCH WATER DISTRICT (MISCELLANEOUS REVENUE)                       8.18         03/15/2014        3,289,110
     6,690,000   LOS ANGELES COUNTY CA PENSION OBLIGATION CAPITAL APPRECIATION
                 TAXABLE SERIES D (PROPERTY TAX REVENUE, MBIA INSURED)##                   1.34         06/30/2010        6,659,895
     2,000,000   NORTHERN CA POWER AGENCY SERIES B (ELECTRIC REVENUE)                      2.75         07/01/2012        2,004,980
                                                                                                                         14,067,325
                                                                                                                      -------------
FLORIDA: 0.65%
     3,504,375   EDUCATIONAL FUNDING OF THE SOUTH INCORPORATED (STUDENT LOAN
                 REVENUE, GTD STUDENT LOAN INSURED)+/-ss                                   0.51        09/02/2013         3,504,950
                                                                                                                      -------------
GEORGIA: 0.10%
       525,000   GEORGIA MUNICIPAL GAS AUTHORITY TAXABLE GAS PORTFOLIO III SERIES F
                 (UTILITIES REVENUE)                                                       3.07        08/01/2011           535,878
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
ILLINOIS: 0.25%
$    1,475,000   COOK COUNTY IL SCHOOL DISTRICT #155 SERIES C (GO - SCHOOL DISTRICTS,
                 FIRST SECURITY BANK LOC)##                                                0.07%        12/01/2011    $   1,364,847
                                                                                                                      -------------
LOUISIANA: 0.99%
     2,000,000   PARISH OF IBERVILLE LA DOW CHEMICAL (IDR)+/-ss                            5.50         06/01/2029        2,013,320
     3,000,000   STATE OF LOUISIANA (GAS & FUELS TAX REVENUE)+/-ss                         2.73         05/01/2043        3,000,000
       321,760   TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                 (OTHER REVENUE)                                                           6.36         05/15/2025          319,862
                                                                                                                          5,333,182
                                                                                                                      -------------
MISSISSIPPI: 0.37%
     2,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION WASTE MANAGEMENT
                 INCORPORATED PROJECT (SOLID WASTE REVENUE)+/-ss                           6.88         03/01/2029        2,000,000
                                                                                                                      -------------
NEW YORK: 1.00%
       895,000   BABYLON NY IDA6 TAXABLE COVANTA BABYLON SERIES B (IDR)                    4.67         01/01/2012          909,374
     2,000,000   NEW YORK NY SERIES F (PROPERTY TAX REVENUE)+/-ss                          0.85         01/15/2012        1,986,040
     2,500,000   ONONDAGA COUNTY NY (LEASE REVENUE)                                        3.50         04/01/2013        2,507,325
                                                                                                                          5,402,739
                                                                                                                      -------------
OHIO: 0.37%
     1,000,000   COLUMBUS OHIO BUILD AMERICA BONDS (AD VALOREM PROPERTY TAX REVENUE)       2.91         07/01/2014        1,008,500
     1,000,000   COLUMBUS OHIO BUILD AMERICA BONDS (PROPERTY TAX REVENUE)                  2.26         07/01/2013        1,014,020
                                                                                                                          2,022,520
                                                                                                                      -------------
OREGON: 0.35%
     2,000,000   OREGON SCHOOL BOARD ASSOCIATION (GENERAL FUND, MISCELLANEOUS
                 REVENUE, AD VALOREM PROPERTY TAX REVENUE)##                               0.05         06/30/2012        1,892,560
                                                                                                                      -------------
PENNSYLVANIA: 0.63%
     3,565,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                 APPRECIATION LIMITED OBLIGATION SERIES D (SPECIAL FACILITIES
                 REVENUE)##                                                                0.04         12/15/2010        3,404,361
                                                                                                                      -------------
PUERTO RICO: 0.89%
     4,500,000   PUERTO RICO PUBLIC FINANCE CORPORATION SERIES A PREREFUNDED
                 (OTHER REVENUE)                                                           6.10         08/01/2017        4,845,240
                                                                                                                      -------------
TEXAS: 0.17%
       905,000   REEVES COUNTY TX LEASE RENTALS LAW ENFORCEMENT (LEASE REVENUE,
                 ACA INSURED)                                                              5.75         03/01/2012          903,136
                                                                                                                      -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $50,149,495)                                                                         50,306,338
                                                                                                                      -------------
US TREASURY SECURITIES: 3.63%
US TREASURY NOTES: 3.63%
$    5,000,000   US TREASURY NOTE<<                                                        0.88         12/31/2010        5,024,025
        25,000   US TREASURY NOTE                                                          4.88         06/30/2012           27,250
     3,485,000   US TREASURY NOTE                                                          1.38         09/15/2012        3,508,959
     1,095,000   US TREASURY NOTE<<                                                        1.38         10/15/2012        1,101,588
     1,795,000   US TREASURY NOTE                                                          1.38         11/15/2012        1,803,555
       665,000   US TREASURY NOTE                                                          1.88         02/28/2014          666,091
     3,495,000   US TREASURY NOTE<<                                                        2.38         10/31/2014        3,532,680
     1,425,000   US TREASURY NOTE                                                          2.63         12/31/2014        1,452,498

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
US TREASURY NOTES (continued)
$    2,351,700   US TREASURY NOTE - INFLATION PROTECTED                                    1.88%        07/15/2013    $   2,501,437
                                                                                                                         19,618,083
                                                                                                                      -------------
TOTAL US TREASURY SECURITIES (COST $19,344,196)                                                                          19,618,083
                                                                                                                      -------------
TERM LOANS: 0.28%
     1,500,000   INVITROGEN CORPORATION 1ST LIEN<                                           N/A         09/30/2015        1,498,755
TOTAL TERM LOANS (COST $1,507,500)                                                                                        1,498,755
                                                                                                                      -------------

    SHARES                                                                                 YIELD
--------------                                                                        -------------
COLLATERAL FOR SECURITIES LENDING: 2.32%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.12%
       612,236   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                  0.11                             612,236
                                                                                                                      -------------

  PRINCIPAL
--------------
COLLATERAL INVESTED IN OTHER ASSETS: 2.20%
$       15,306   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.25         03/02/2010           15,306
        61,224   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                             0.25         03/03/2010           61,224
        45,918   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.26         03/04/2010           45,916
        38,265   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.26         03/05/2010           38,263
        72,703   ANGLO IRISH BANK CORPORATION++                                            0.25         03/03/2010           72,701
         8,418   ANTALIS US FUNDING CORPORATION++(p)                                       0.18         03/05/2010            8,418
        76,529   ANTALIS US FUNDING CORPORATION++(p)                                       0.20         03/08/2010           76,526
        45,918   ASB BANK++                                                                0.17         03/08/2010           45,916
       130,100   AUTOBAHN FUNDING COMPANY LLC++(p)                                         0.20         03/03/2010          130,097
        91,835   AUTOBAHN FUNDING COMPANY LLC++(p)                                         0.22         03/15/2010           91,826
       221,935   BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOCIATION
                 (CAYMAN ISLANDS)                                                          0.10         03/01/2010          221,935
       795,906   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $795,914)                      0.12         03/01/2010          795,906
        76,529   BANK OF IRELAND                                                           0.50         03/02/2010           76,529
       229,588   BARTON CAPITAL CORPORATION++(p)                                           0.17         03/02/2010          229,585
         7,653   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/03/2010            7,653
         7,653   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/04/2010            7,653
        21,428   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/05/2010           21,427
        15,306   BELMONT FUNDING LLC++(p)                                                  0.35         03/03/2010           15,305
       795,906   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $795,914)                                                                 0.12         03/01/2010          795,906
       241,068   BPCE SA++                                                                 0.20         03/12/2010          241,050
       232,420   BTM CAPITAL CORPORATION++                                                 0.20         03/04/2010          232,414
         8,418   CALCASIEU PARISH LA+/-ss                                                  0.31         12/01/2027            8,418
       183,671   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                     0.14         11/01/2026          183,671
        24,489   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.26         06/01/2028           24,489
       210,456   CALYON (NEW YORK)                                                         0.25         03/18/2010          210,464
       198,977   CANCARA ASSET SECURITIZATION LIMITED++(p)                                 0.20         03/12/2010          198,962
        20,299   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.23         10/01/2038           20,299
        38,265   COOK COUNTY IL+/-ss                                                       0.23         11/01/2030           38,265
       214,282   DANSKE BANK A/S COPENHAGEN                                                0.20         03/02/2010          214,282
       130,100   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                              0.31         12/15/2037          130,100
        67,346   DEXIA BANK (GRAND CAYMAN)                                                 0.22         03/05/2010           67,346
        84,182   DEXIA DELAWARE LLC                                                        0.22         03/01/2010           84,181
        84,182   DEXIA DELAWARE LLC                                                        0.22         03/04/2010           84,180
       202,803   ENI COORDINATION CENTER SA++                                              0.18         03/03/2010          202,799
        84,182   FORTIS BANK NV SA                                                         0.18         03/01/2010           84,182
        34,438   FORTIS BANK NV SA                                                         0.18         03/03/2010           34,438
        63,137   FORTIS BANK NV SA                                                         0.18         03/04/2010           63,137
        61,224   GDF SUEZ++                                                                0.17         03/01/2010           61,223

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       76,529   GDF SUEZ++                                                                0.17%        03/02/2010    $      76,528
        38,265   GDF SUEZ++                                                                0.18         03/16/2010           38,261
        53,571   GDF SUEZ++                                                                0.18         03/17/2010           53,566
       544,660   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $544,665)                      0.12         03/01/2010          544,660
       244,894   GOTHAM FUNDING CORPORATION++(p)                                           0.17         03/01/2010          244,892
       153,059   GRAMPIAN FUNDING LLC++(p)                                                 0.23         03/12/2010          153,046
       461,523   GRYPHON FUNDING LIMITED(i)(a)                                             0.00         08/05/2010          188,855
       107,141   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.13         05/01/2023          107,141
        77,677   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.13         07/01/2034           77,677
       125,814   HAMILTON COUNTY OH HOSPITALS+/-ss                                         0.16         05/15/2037          125,814
        12,627   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.23         11/01/2042           12,627
        61,989   HOUSTON TX UTILITY SYSTEM+/-ss                                            0.19         05/15/2034           61,989
        21,887   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.22         07/01/2029           21,887
        15,306   INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.23         01/01/2018           15,306
        22,959   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.23         04/15/2025           22,959
       244,894   KOCH RESOURCES LLC++                                                      0.17         03/02/2010          244,891
       244,894   LLOYDS TSB BANK PLC                                                       0.17         03/04/2010          244,894
        25,255   LMA AMERICAS LLC++(p)                                                     0.17         03/05/2010           25,254
       189,793   MASSACHUSETTS HEFA+/-ss                                                   0.19         10/01/2034          189,793
       244,894   METLIFE SHORT TERM FUND++(p)                                              0.19         03/12/2010          244,877
        21,007   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                 0.16         02/01/2036           21,007
       765,295   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $765,300)                      0.08         03/01/2010          765,295
        19,898   NATIONWIDE BUILDING SOCIETY++                                             0.18         03/15/2010           19,896
       244,894   NATIXIS                                                                   0.21         03/18/2010          244,895
        15,306   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.23         01/01/2018           15,306
       168,365   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                   0.17         07/01/2034          168,365
       153,059   NEWPORT BEACH CA REVENUE+/-ss                                             0.19         12/01/2040          153,059
         4,209   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20         03/05/2010            4,209
        15,306   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20         03/16/2010           15,304
        34,400   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.22         01/01/2034           34,400
        38,265   REGENCY MARKETS #1 LLC++(p)                                               0.16         03/05/2010           38,264
       191,324   REGENCY MARKETS #1 LLC++(p)                                               0.18         03/17/2010          191,306
       244,894   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                    0.18         03/05/2010          244,887
       103,315   RHEINGOLD SECURITISATION LIMITED++(p)                                     0.20         03/10/2010          103,308
       214,282   ROYAL BANK OF SCOTLAND                                                    0.20         03/18/2010          214,282
       214,282   SANPAOLO IMI BANK (NEW YORK)                                              0.17         03/01/2010          214,283
         7,653   SOCIETE GENERALE NORTH AMERICA                                            0.17         03/04/2010            7,653
       153,059   SOCIETE GENERALE NORTH AMERICA                                            0.19         03/18/2010          153,044
       130,100   SURREY FUNDING CORPORATION++(p)                                           0.18         03/19/2010          130,087
        99,488   TASMAN FUNDING INCORPORATED++(p)                                          0.20         03/15/2010           99,479
        50,509   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.14         07/01/2032           50,509
       122,447   UBS AG (STAMFORD CT)                                                      0.15         03/09/2010          122,446
       244,894   UNICREDITO ITALIANO (NEW YORK)                                            0.22         03/10/2010          244,894
        22,959   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.21         12/15/2040           22,959
     1,427,684   VFNC CORPORATION+/-(i)++(a)                                               0.23         09/30/2010          742,396
       244,894   WINDMILL FUNDING CORPORATION++(p)                                         0.17         03/03/2010          244,896
                                                                                                                         11,903,338
                                                                                                                      -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,365,272)                                                               12,515,574
                                                                                                                      -------------

    SHARES                                                                                 YIELD
--------------                                                                        -------------
SHORT-TERM INVESTMENTS: 10.06%
MUTUAL FUNDS 9.97%
    53,869,354   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)(m)                        0.08                          53,869,354
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE
--------------   ------------------------------------------------------------------   -------------   -------------
US TREASURY BILLS: 0.09%
$      500,000   US TREASURY BILL## #                                                      0.06         03/25/2010          499,979
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $54,369,333)                                                                          54,369,333
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $554,475,305)*                                                      101.88%                                     $ 550,781,237
OTHER ASSETS AND LIABILITIES, NET                                          (1.88)                                       (10,177,250)
                                                                          ------                                      -------------
TOTAL NET ASSETS                                                          100.00%                                     $ 540,603,987
                                                                          ------                                      ------------

+/-  VARIABLE RATE INVESTMENTS.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(i)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

<    ALL OR PORTION OF THE POSITION REPRESENTS AN UNFUNDED LOAN COMMITMENT.

**   STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(m) ALL OF PORTION OF THIS SECURITY HAS BEEN SEGREGATED FOR WHEN-ISSUED, DELAYED DELIVERY SECURITIES AND/OR UNDFUNDED LOANS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $53,869,354.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $554,595,797 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 13,248,220
GROSS UNREALIZED DEPRECIATION    (17,062,780)
                                ------------
NET UNREALIZED DEPRECIATIONC    $ (3,814,560)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.05%
$      227,406   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1994-5 CLASS B2+/-        2.48%        04/25/2024    $     187,434
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $221,643)                                                                   187,434
                                                                                                                      -------------
CORPORATE BONDS & NOTES: 62.85%
APPAREL & ACCESSORY STORES: 1.43%
     3,000,000   PHILLIPS VAN HEUSEN                                                       8.13         05/01/2013        3,052,500
     2,068,000   WARNACO INCORPORATED                                                      8.88         06/15/2013        2,119,700
                                                                                                                          5,172,200
                                                                                                                      -------------
BIOTECHNOLOGY: 0.84%
     3,000,000   BIO-RAD LABORATORIES INCORPORATED                                         7.50         08/15/2013        3,060,000
                                                                                                                      -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.84%
     3,000,000   PULTE HOMES INCORPORATED                                                  5.25         01/15/2014        2,887,500
       155,000   TOLL BROTHERS FINANCE CORPORATION                                         6.88         11/15/2012          163,955
                                                                                                                          3,051,455
                                                                                                                      -------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.85%
     3,053,000   SUBURBAN PROPANE PARTNERS                                                 6.88         12/15/2013        3,083,530
                                                                                                                      -------------
BUSINESS SERVICES: 1.80%
     3,500,000   FTI CONSULTING INCORPORATED                                               7.63         06/15/2013        3,500,000
     3,000,000   IRON MOUNTAIN INCORPORATED                                                7.75         01/15/2015        3,022,500
                                                                                                                          6,522,500
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 1.25%
     4,500,000   CHURCH & DWIGHT COMPANIES INCORPORATED                                    6.00         12/15/2012        4,545,000
                                                                                                                      -------------
COAL MINING: 3.57%
     3,500,000   ARCH WESTERN FINANCE LLC                                                  6.75         07/01/2013        3,508,750
     2,510,000   CONSOL ENERGY INCORPORATED                                                7.88         03/01/2012        2,698,250
     3,200,000   FOUNDATION PA COAL COMPANY                                                7.25         08/01/2014        3,200,000
     3,500,000   PEABODY ENERGY CORPORATION                                                6.88         03/15/2013        3,543,750
                                                                                                                         12,950,750
                                                                                                                      -------------
COMMUNICATIONS: 7.02%
     4,000,000   CHARTER COMMUNICATION OPT LLC CAPITAL++                                   8.00         04/30/2012        4,140,000
     4,250,000   CITIZENS COMMUNICATIONS COMPANY                                           6.25         01/15/2013        4,260,625
     3,000,000   CSC HOLDINGS INCORPORATED++                                               8.50         04/15/2014        3,153,750
     2,000,000   ECHOSTAR DBS CORPORATION                                                  7.00         10/01/2013        2,045,000
     2,500,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B                  7.50         02/15/2014        2,525,000
     2,500,000   QWEST CORPORATION                                                         7.88         09/01/2011        2,643,750
     3,500,000   SPRINT CAPITAL CORPORATION                                                7.63         01/30/2011        3,570,000
     3,000,000   WINDSTREAM CORPORATION                                                    8.13         08/01/2013        3,120,000
                                                                                                                         25,458,125
                                                                                                                      -------------
CONSUMER GOODS - DURABLES: 0.85%
     3,000,000   LIMITED BRANDS INCORPORATED                                               6.13         12/01/2012        3,097,500
                                                                                                                      -------------
COSMETICS, PERSONAL CARE: 0.85%
     3,000,000   CHATTEM INCORPORATED                                                      7.00         03/01/2014        3,075,000
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
DEPARTMENT STORES: 0.90%
$    2,000,000   JC PENNEY CORPORATION INCORPORATED                                        9.00%        08/01/2012    $   2,235,000
     1,000,000   MACY'S RETAIL HOLDINGS INCORPORATED                                       8.50         06/01/2010        1,017,500
                                                                                                                          3,252,500
                                                                                                                      -------------
ELECTRIC UTILITIES: 1.31%
     4,750,000   RRI ENERGY INCORPORATED                                                   6.75         12/15/2014        4,744,063
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 5.45%
       764,000   AES CORPORATION++                                                         8.75         05/15/2013          777,370
     3,000,000   ALLIED WASTE NORTH AMERICA INCORPORATED                                   6.13         02/15/2014        3,067,464
     3,000,000   EL PASO CORPORATION<<                                                     7.00         05/15/2011        3,104,685
     2,500,000   IPALCO ENTERPRISES INCORPORATED                                           8.63         11/14/2011        2,593,750
     2,500,000   MIRANT AMERICAS GENERATION LLC                                            8.30         05/01/2011        2,550,000
     2,000,000   NRG ENERGY INCORPORATED                                                   7.25         02/01/2014        2,015,000
       467,176   SALTON SEA FUNDING CORPORATION SERIES C                                   7.84         05/30/2010          470,764
     2,000,000   TESORO CORPORATION                                                        6.25         11/01/2012        1,987,500
     3,000,000   WILLIAMS PARTNERS LP WILLIAMS PARTNERS FINANCE CORPORATION                7.50         06/15/2011        3,199,329
                                                                                                                         19,765,862
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 1.12%
     3,000,000   AMKOR TECHNOLOGY INCORPORATED                                             7.75         05/15/2013        3,037,500
     1,000,000   L-3 COMMUNICATIONS CORPORATION                                            6.13         07/15/2013        1,008,750
                                                                                                                          4,046,250
                                                                                                                      -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 3.33%
     4,000,000   BALL CORPORATION                                                          6.88         12/15/2012        4,050,000
     3,850,000   CROWN AMERICAS LLC/CROWN AMERICAS CAPITAL CORPORATION                     7.63         11/15/2013        3,965,500
     4,000,000   SILGAN HOLDINGS INCORPORATED                                              6.75         11/15/2013        4,045,000
                                                                                                                         12,060,500
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS: 1.29%
     4,385,000   CONSTELLATION BRANDS INCORPORATED                                         8.38         12/15/2014        4,670,025
                                                                                                                      -------------
FOOD STORES: 0.63%
     2,250,000   ALBERTSONS INCORPORATED                                                   7.25         05/01/2013        2,300,625
                                                                                                                      -------------
FOREST PRODUCTS & PAPER: 0.58%
     2,000,000   GEORGIA PACIFIC CORPORATION                                               8.13         05/15/2011        2,100,000
                                                                                                                      -------------
HEALTH CARE: 0.88%
     3,000,000   HANGER ORTHOPEDIC GROUP INCORPORATED                                     10.25         06/01/2014        3,180,000
                                                                                                                      -------------
HOMEBUILDING: 1.68%
     3,000,000   DR HORTON INCORPORATED                                                    6.13         01/15/2014        3,000,000
     3,000,000   TOLL BROS FINANCE CORPORATION                                             5.95         09/15/2013        3,091,842
                                                                                                                          6,091,842
                                                                                                                      -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.89%
     3,000,000   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                          7.88         05/01/2012        3,217,500
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.58%
     2,000,000   BRIGGS & STRATTON CORPORATION                                             8.88         03/15/2011        2,085,000
                                                                                                                      -------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.11%
     4,000,000   CORRECTIONS CORPORATION OF AMERICA                                        6.25         03/15/2013        4,025,000
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
MACHINE-DIVERSIFIED: 0.84%
$    3,000,000   WESTINGHOUSE AIR BRAKE TECHNOLOGY                                         6.88%        07/31/2013    $   3,030,000
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 1.01%
     3,500,000   FRESENIUS MEDICAL CARE CAPITAL TRUST IV                                   7.88         06/15/2011        3,648,750
                                                                                                                      -------------
MEDIA: 0.53%
     2,000,000   SUN MEDIA CORPORATION                                                     7.63         02/15/2013        1,905,000
                                                                                                                      -------------
MEDIA - CABLE: 1.01%
     3,500,000   KABEL DEUTSCHLAND GMBH                                                   10.63         07/01/2014        3,666,250
                                                                                                                      -------------
MEMBERSHIP ORGANIZATIONS: 0.41%
     1,500,000   OMNICARE INCORPORATED                                                     6.13         06/01/2013        1,473,750
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.41%
     1,460,000   ESTERLINE TECHNOLOGIES CORPORATION                                        7.75         06/15/2013        1,474,600
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 1.65%
     2,197,934   CVS CAREMARK CORPORATION++                                                7.77         01/10/2012        2,378,923
     3,500,000   GAMESTOP CORPORATION                                                      8.00         10/01/2012        3,605,000
                                                                                                                          5,983,923
                                                                                                                      -------------
MOTION PICTURES: 0.83%
     3,000,000   REGAL CINEMAS CORPORATION FIRST LIEN                                      3.75         11/10/2010        2,998,350
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.07%
     4,000,000   FORD MOTOR CREDIT COMPANY LLC                                             7.25         10/25/2011        4,054,944
     2,000,000   GMAC LLC                                                                  7.25         03/02/2011        2,017,500
     2,000,000   GMAC LLC                                                                  6.00         12/15/2011        1,985,000
     3,000,000   KINDER MORGAN FINANCE COMPANY ULC                                         5.35         01/05/2011        3,060,000
                                                                                                                         11,117,444
                                                                                                                      -------------
OIL & GAS: 0.83%
     3,000,000   COMSTOCK RESOURCES INCORPORATED                                           6.88         03/01/2012        2,992,500
                                                                                                                      -------------
OIL & GAS EXTRACTION: 3.19%
     3,000,000   CHESAPEAKE ENERGY CORPORATION                                             7.63         07/15/2013        3,127,500
     3,250,000   FOREST OIL CORPORATION                                                    8.00         12/15/2011        3,404,375
     2,000,000   KCS ENERGY INCORPORATED                                                   7.13         04/01/2012        2,000,000
     3,000,000   RANGE RESOURCES CORPORATION                                               7.38         07/15/2013        3,045,000
                                                                                                                         11,576,875
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS: 0.89%
     3,000,000   ROCK-TENN COMPANY                                                         8.20         08/15/2011        3,232,500
                                                                                                                      -------------
PERSONAL SERVICES: 2.58%
     3,000,000   DAVITA INCORPORATED                                                       6.63         03/15/2013        3,007,500
     2,500,000   RAINBOW NATIONAL SERVICES LLC++                                           8.75         09/01/2012        2,550,000
     3,740,000   SERVICE CORPORATION INTERNATIONAL                                         7.38         10/01/2014        3,805,450
                                                                                                                          9,362,950
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.72%
     3,000,000   FERRELLGAS PARTNERS LP                                                    8.75         06/15/2012        3,003,750
     3,250,000   FRONTIER OIL CORPORATION                                                  6.63         10/01/2011        3,241,875
                                                                                                                          6,245,625
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.93%
$    3,340,000   VISANT CORPORATION                                                        7.63%        10/01/2012    $   3,356,700
                                                                                                                      -------------
RETAIL: 1.42%
     5,000,000   MACYS RETAIL HOLDINGS INCORPORATED                                        5.88         01/15/2013        5,131,250
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.98%
     3,500,000   OWENS-BROCKWAY GLASS CONTAINER INCORPORATED                               8.25         05/15/2013        3,552,500
                                                                                                                      -------------
TELECOMMUNICATIONS EQUIPMENT: 0.89%
     3,000,000   CROWN CASTLE INTERNATIONAL CORPORATION                                    9.00         01/15/2015        3,240,000
                                                                                                                      -------------
TEXTILE MILL PRODUCTS: 0.61%
     2,107,000   MOHAWK INDUSTRIES INCORPORATED SERIES D                                   7.20         04/15/2012        2,212,350
                                                                                                                      -------------
TOTAL CORPORATE BONDS & NOTES (COST $222,492,667)                                                                       227,756,544
                                                                                                                      -------------
FOREIGN CORPORATE BONDS: 3.85%
     3,000,000   DOMTAR CORPORATION                                                        5.38         12/01/2013        2,955,000
     2,500,000   INTELSAT SUBSIDIARY HOLDING COMPANY LIMITED                               8.50         01/15/2013        2,525,000
     3,000,000   SEAGATE TECHNOLOGY HDD HOLDINGS                                           6.38         10/01/2011        3,090,000
     2,000,000   TECK RESOURCES LIMITED                                                    9.75         05/15/2014        2,360,000
     3,000,000   VIDEOTRON LIMITED                                                         6.88         01/15/2014        3,011,250
TOTAL FOREIGN CORPORATE BONDS (COST $13,493,808)                                                                         13,941,250
                                                                                                                      -------------
MUNICIPAL BONDS & NOTES: 0.41%
NEVADA: 0.41%
     1,500,000   CLARK COUNTY NV NEVADA POWER COMPANY PCR PROJECT SERIES D (IDR,
                 ACA INSURED)                                                              5.30         10/01/2011        1,498,560
                                                                                                                      -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,460,297)                                                                           1,498,560
                                                                                                                      -------------
TERM LOANS: 26.07%
     1,472,248   AMC ENTERTAINMENT INCORPORATED                                            1.98         01/26/2013        1,426,608
     2,870,972   AMERISTAR CASINOS INCORPORATED                                            3.50         11/10/2012        2,857,822
     1,685,646   ARBY'S RESTAURANT GROUP INCORPORATED                                      7.25         07/25/2012        1,693,029
     4,577,484   ASHLAND CHEMICALS                                                         7.65         11/20/2014        4,630,629
     2,912,712   BALDOR ELECTRIC COMPANY                                                   5.25         01/31/2014        2,911,897
     3,000,000   CASELLA WASTE SYSTEMS INCORPORATED                                        3.75         04/09/2014        3,005,010
     2,976,923   CINEMARK INCORPORATED                                                     2.00         10/05/2013        2,943,433
     2,814,732   COMMUNITY HEALTH SYSTEMS INCORPORATED                                     2.50         07/25/2014        2,629,719
       143,866   COMMUNITY HEALTH SYSTEMS INCORPORATED                                     2.48         07/25/2014          134,515
     1,337,941   DAVITA INCORPORATED                                                       1.75         10/05/2012        1,308,172
     2,477,080   DEAN FOODS COMPANY                                                        1.62         04/02/2014        2,373,860
     2,419,252   DIRECTV HOLDINGS LLC                                                      1.73         04/13/2013        2,407,906
     3,159,542   DOLLAR GENERAL CORPORATION                                                2.98         07/07/2014        3,064,029
       576,547   DOMTAR CORPORATION                                                        1.60         03/07/2014          566,089
     2,985,000   EAST JAPAN RAILWAY COMPANY<                                                N/A         05/06/2016        3,008,880
     2,981,631   EDUCATION MANAGEMENT LLC                                                  2.06         06/01/2013        2,823,247
       666,555   GEORGIA PACIFIC CORPORATION 1ST LIEN                                      2.25         12/20/2012          651,558
     2,224,361   GEORGIA PACIFIC CORPORATION 1ST LIEN                                      3.50         12/23/2014        2,220,201
     2,754,121   GRAHAM PACKAGING COMPANY                                                  6.75         04/05/2014        2,768,359
     3,000,000   HANEBRANDS INC NEW                                                        5.25         12/10/2015        3,015,480
     4,512,705   HCA INCORPORATED                                                          2.50         11/18/2013        4,277,818
     1,500,000   INVITROGEN CORPORATION 1ST LIEN<                                           N/A         09/30/2015        1,498,755
     1,000,000   IOWA TELECOMMUNICATIONS SERVICE 1ST LIEN                                  2.00         11/23/2011          993,750
     2,215,832   JARDEN CORPORATION                                                        3.50         01/25/2015        2,210,292
     1,018,620   JOSTENS CORPORATION 1ST LIEN<                                              N/A         10/04/2011          998,676
     2,000,000   LEAR CORPORATION 2ND LIEN                                                 9.00         11/09/2011        2,002,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
TERM LOANS (continued)
$    1,491,490   LIFEPOINT HOSPITALS INCORPORATED 1ST LIEN                                 1.89%        04/15/2012    $   1,461,034
     1,732,097   METROPCS WIRELESS INCORPORATED                                            2.50         11/15/2013        1,668,980
       672,718   MIRANT NORTH AMERICA LLC                                                  1.98         01/03/2013          644,800
       323,883   NALCO COMPANY                                                             2.06         11/04/2010          322,769
     2,154,342   NRG ENERGY INCORPORATED                                                   2.00         06/01/2014        2,078,940
     2,479,721   NRG ENERGY INCORPORATED                                                   1.97         12/26/2014        2,401,188
     2,089,221   PENN NATIONAL GAMING INCORPORATED                                         1.98         10/03/2012        2,048,753
       990,140   PSYCHIATRIC SOLUTIONS INCORPORATED 1ST LIEN                               2.13         05/31/2014          960,674
     1,323,564   RMK ACQUISITION CORPORATION (ARAMARK) 1ST LIEN                            2.13         01/26/2014        1,261,581
       129,867   RMK ACQUISITION CORPORATION (ARAMARK) 1ST LIEN                            0.12         01/26/2014          123,786
       990,000   ROCKWOOD SPECIALTIES GROUP INCORPORATED 1ST LIEN                          6.00         05/15/2014          994,128
       386,974   SEMINOLE TRIBE OF FLORIDA 1ST LIEN DELAYED DRAW                           1.75         03/05/2014          371,332
     1,394,548   SEMINOLE TRIBE OF FLORIDA 1ST LIEN DELAYED DRAW                           1.75         03/05/2014        1,338,181
     1,061,321   SEMINOLE TRIBE OF FLORIDA 1ST LIEN DELAYED DRAW                           1.75         03/05/2014        1,018,422
     3,000,000   SINCLAIR TELEVISION GROUP                                                 1.00         10/31/2015        3,020,640
     2,231,932   SUNGARD DATA SYSTEMS INCORPORATED EXTENDED                                3.87         02/28/2016        2,180,129
       248,887   SUNGARD DATA SYSTEMS INCORPORATED 1ST LIEN                                1.97         02/11/2013          239,287
     1,710,233   SUPERVALU INCORPORATED 1ST LIEN                                           1.48         06/01/2012        1,658,157
     1,979,275   THE WILLIAM CARTER COMPANY 1ST LIEN                                       1.73         07/14/2012        1,957,008
     3,468,096   TIME WARNER TELECOM HOLDINGS                                              1.98         01/07/2013        3,384,480
     3,000,000   TRANSDIGM, INCORPORATED                                                   2.25         06/23/2013        2,921,250
     4,000,000   VANGUARD HEALTH HOLDING CO LLC INCREMENTAL                                5.00         01/29/2016        4,002,760
TOTAL TERM LOANS (COST $92,193,933)                                                                                      94,480,513
                                                                                                                      -------------

    SHARES                                                                                YIELD
--------------                                                                        -------------
COLLATERAL FOR SECURITIES LENDING: 0.25%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.01%
        45,237   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                  0.11                              45,237
                                                                                                                      -------------

  PRINCIPAL
--------------
COLLATERAL INVESTED IN OTHER ASSETS: 0.24%
$        1,293   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.25         03/02/2010            1,292
         5,170   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                             0.25         03/03/2010            5,170
         3,231   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.26         03/04/2010            3,231
         2,585   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                           0.26         03/05/2010            2,585
         6,139   ANGLO IRISH BANK CORPORATION++                                            0.25         03/03/2010            6,139
           582   ANTALIS US FUNDING CORPORATION++(p)                                       0.18         03/05/2010              582
         3,231   ANTALIS US FUNDING CORPORATION++(p)                                       0.20         03/08/2010            3,231
         3,877   ASB BANK++                                                                0.17         03/08/2010            3,877
         1,939   AUTOBAHN FUNDING COMPANY LLC++(p)                                         0.20         03/03/2010            1,939
         8,859   AUTOBAHN FUNDING COMPANY LLC++(p)                                         0.22         03/15/2010            8,859
        13,571   BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOCIATION
                 (CAYMAN ISLANDS)                                                          0.10         03/01/2010           13,571
        29,727   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $29,727)                    0.12         03/01/2010           29,727
         6,462   BANK OF IRELAND                                                           0.50         03/02/2010            6,462
        12,929   BARTON CAPITAL CORPORATION++(p)                                           0.17         03/02/2010           12,929
           646   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/03/2010              646
           646   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/04/2010              646
         1,422   BEETHOVEN FUNDING CORPORATION++(p)                                        0.30         03/05/2010            1,422
         1,293   BELMONT FUNDING LLC++(p)                                                  0.35         03/03/2010            1,292
        29,727   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                 VALUE $29,727)                                                            0.12         03/01/2010           29,727
        18,418   BPCE SA++                                                                 0.20         03/12/2010           18,417
         2,585   CALCASIEU PARISH LA+/-ss                                                  0.31         12/01/2027            2,585
         3,554   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.26         06/01/2028            3,554
        12,925   CALYON (NEW YORK)                                                         0.25         03/18/2010           12,925
        15,510   CANCARA ASSET SECURITIZATION LIMITED++(p)                                 0.20         03/12/2010           15,509
         1,711   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.23         10/01/2038            1,711
         5,170   COOK COUNTY IL+/-ss                                                       0.23         11/01/2030            5,170

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       14,217   DANSKE BANK A/S COPENHAGEN                                                0.20%        03/02/2010    $      14,217
        11,632   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                              0.31         12/15/2037           11,632
         4,653   DEXIA BANK (GRAND CAYMAN)                                                 0.22         03/05/2010            4,653
         4,524   DEXIA DELAWARE LLC                                                        0.22         03/01/2010            4,524
         5,816   DEXIA DELAWARE LLC                                                        0.22         03/04/2010            5,816
        15,187   ENI COORDINATION CENTER SA++                                              0.18         03/03/2010           15,187
         7,109   FORTIS BANK NV SA                                                         0.18         03/01/2010            7,109
         2,908   FORTIS BANK NV SA                                                         0.18         03/03/2010            2,908
         4,362   FORTIS BANK NV SA                                                         0.18         03/04/2010            4,362
         3,231   GDF SUEZ++                                                                0.18         03/16/2010            3,231
         6,981   GDF SUEZ++                                                                0.18         03/17/2010            6,980
        16,447   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $16,447)                       0.12         03/01/2010           16,447
        18,095   GOTHAM FUNDING CORPORATION++(p)                                           0.17         03/01/2010           18,095
        12,925   GRAMPIAN FUNDING LLC++(p)                                                 0.23         03/12/2010           12,924
       186,855   GRYPHON FUNDING LIMITED(a)(i)                                             0.00         08/05/2010           76,461
         9,047   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.13         05/01/2023            9,047
         6,559   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.13         07/01/2034            6,559
         1,066   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.23         11/01/2042            1,066
         9,694   HOUSTON TX UTILITY SYSTEM+/-ss                                            0.19         05/15/2034            9,694
         3,231   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.22         07/01/2029            3,231
         1,293   INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.23         01/01/2018            1,293
         1,939   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.23         04/15/2025            1,939
        18,095   KOCH RESOURCES LLC++                                                      0.17         03/02/2010           18,095
        18,095   LLOYDS TSB BANK PLC                                                       0.17         03/04/2010           18,095
         1,616   LMA AMERICAS LLC++(p)                                                     0.17         03/05/2010            1,616
        21,359   MASSACHUSETTS HEFA+/-ss                                                   0.19         10/01/2034           21,359
        18,095   METLIFE SHORT TERM FUND++(p)                                              0.19         03/12/2010           18,094
         2,326   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                 0.16         02/01/2036            2,326
         1,422   NATIONWIDE BUILDING SOCIETY++                                             0.18         03/15/2010            1,422
        18,095   NATIXIS                                                                   0.21         03/18/2010           18,095
         1,293   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.23         01/01/2018            1,293
        15,155   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                   0.17         07/01/2034           15,155
        11,245   NEWPORT BEACH CA REVENUE+/-ss                                             0.19         12/01/2040           11,245
           291   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20         03/05/2010              291
         5,170   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20         03/16/2010            5,170
         3,777   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.22         01/01/2034            3,777
        15,251   REGENCY MARKETS #1 LLC++(p)                                               0.18         03/17/2010           15,250
        18,095   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                    0.18         03/05/2010           18,094
         8,013   RHEINGOLD SECURITISATION LIMITED++(p)                                     0.20         03/10/2010            8,013
        17,449   ROYAL BANK OF SCOTLAND                                                    0.20         03/18/2010           17,449
        14,217   SANPAOLO IMI BANK (NEW YORK)                                              0.17         03/01/2010           14,217
           646   SOCIETE GENERALE NORTH AMERICA                                            0.17         03/04/2010              646
        12,925   SOCIETE GENERALE NORTH AMERICA                                            0.19         03/18/2010           12,924
        10,760   SURREY FUNDING CORPORATION++(p)                                           0.18         03/19/2010           10,759
         7,779   TASMAN FUNDING INCORPORATED++(p)                                          0.20         03/15/2010            7,778
         5,816   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.14         07/01/2032            5,816
         9,047   UBS AG (STAMFORD CT)                                                      0.15         03/09/2010            9,047
        18,095   UNICREDITO ITALIANO (NEW YORK)                                            0.22         03/10/2010           18,095
         1,939   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.21         12/15/2040            1,939
       239,314   VFNC CORPORATION+/-++(a)(i)                                               0.23         09/30/2010          124,443
        16,592   WINDMILL FUNDING CORPORATION++(p)                                         0.17         03/03/2010           16,593
                                                                                                                            847,669
                                                                                                                      -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $861,926)                                                                     892,906
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

    SHARES                                                                                YIELD
--------------                                                                        -------------
SHORT-TERM INVESTMENTS: 7.15%
MUTUAL FUNDS 7.15%
    25,899,853   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)(m)                        0.08%                      $  25,899,853
TOTAL SHORT-TERM INVESTMENTS (COST $25,899,853)                                                                          25,899,853
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $356,624,127)*                                                        100.63%                                     364,657,060
OTHER ASSETS AND LIABILITIES, NET                                            (0.63)                                      (2,273,067)
                                                                            ------                                    -------------
TOTAL NET ASSETS                                                            100.00%                                   $ 362,383,993
                                                                            ------                                    -------------

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(p)  ASSET-BACKED COMMERCIAL PAPER.

<    ALL OR PORTION OF THE POSITION REPRESENTS AN UNFUNDED LOAN COMMITMENT.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(m) ALL OF PORTION OF THIS SECURITY HAS BEEN SEGREGATED FOR WHEN-ISSUED, DELAYED DELIVERY SECURITIES AND/OR UNDFUNDED LOANS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $25,899,853.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $356,654,138 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $8,580,287
GROSS UNREALIZED DEPRECIATION     (577,365)
                                ----------
NET UNREALIZED APPRECIATION     $8,002,922

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
AGENCY SECURITIES: 2.34%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.78%
$       30,850   FHLMC #1B0128+/-                                                          3.41%        09/01/2031    $      32,207
       180,528   FHLMC #555243                                                             9.00         11/01/2016          200,182
       456,794   FHLMC #555427                                                             9.50         09/01/2020          534,203
       142,460   FHLMC #555490                                                             9.50         12/01/2016          154,128
       157,911   FHLMC #555514                                                             9.00         10/01/2019          181,347
     1,483,339   FHLMC #555519                                                             9.00         12/01/2016        1,656,181
        15,511   FHLMC #786823+/-                                                          3.40         07/01/2029           16,004
       128,735   FHLMC #788792+/-                                                          3.26         01/01/2029          133,129
       234,533   FHLMC #789272+/-                                                          3.35         04/01/2032          241,224
        17,090   FHLMC #789483+/-                                                          3.23         06/01/2032           17,590
        94,490   FHLMC #846990+/-                                                          3.94         10/01/2031           96,792
       406,375   FHLMC #884013                                                            10.50         05/01/2020          465,464
       371,548   FHLMC #A01734                                                             9.00         08/01/2018          415,721
        71,876   FHLMC #A01849                                                             9.50         05/01/2020           82,614
     1,093,558   FHLMC #C64637                                                             7.00         06/01/2031        1,209,628
       952,650   FHLMC #G01126                                                             9.50         12/01/2022        1,076,194
        56,545   FHLMC #G10747                                                             7.50         10/01/2012           59,799
        23,380   FHLMC #G11150                                                             7.50         12/01/2011           24,362
        62,493   FHLMC #G11200                                                             8.00         01/01/2012           65,818
        17,263   FHLMC #G11209                                                             7.50         12/01/2011           17,988
        63,915   FHLMC #G11229                                                             8.00         01/01/2013           67,747
       171,022   FHLMC #G11391                                                             7.50         06/01/2012          180,366
       188,287   FHLMC #G80118                                                            10.00         11/01/2021          214,614
                                                                                                                          7,143,302
                                                                                                                      -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.15%
       383,703   FNMA #100001                                                              9.00         02/15/2020          442,022
       152,158   FNMA #100255                                                              8.33         07/15/2020          175,170
       303,070   FNMA #100256                                                              9.00         10/01/2021          344,363
        16,243   FNMA #149167                                                             10.50         08/01/2020           18,777
        71,439   FNMA #190722                                                              9.50         03/01/2021           81,619
       388,659   FNMA #190909                                                              9.00         06/01/2024          449,674
       386,186   FNMA #252870                                                              7.00         11/01/2014          416,916
       305,524   FNMA #310010                                                              9.50         12/01/2020          353,203
       957,597   FNMA #323534                                                              9.00         12/01/2016        1,072,676
        52,800   FNMA #340181                                                              7.00         12/01/2010           53,533
       268,740   FNMA #344890                                                             10.25         09/01/2021          305,569
        52,791   FNMA #365418+/-                                                           4.23         01/01/2023           53,277
        61,411   FNMA #392647                                                              9.00         10/01/2013           66,445
       144,513   FNMA #458004                                                             10.00         03/01/2018          159,928
       146,899   FNMA #523850                                                             10.50         10/01/2014          172,186
       494,165   FNMA #535807                                                             10.50         04/01/2022          570,230
       750,371   FNMA #545117+/-                                                           3.14         12/01/2040          767,144
       105,440   FNMA #545131                                                              8.00         03/01/2013          111,953
        23,130   FNMA #545157                                                              8.50         11/01/2012           24,861
       889,174   FNMA #545325                                                              8.50         07/01/2017          979,463
       240,883   FNMA #545460+/-                                                           3.06         11/01/2031          250,022
     2,231,833   FNMA #598559                                                              6.50         08/01/2031        2,448,414
        97,434   FNMA #604060+/-                                                           3.15         09/01/2031          100,075
       184,359   FNMA #604689+/-                                                           2.27         10/01/2031          188,551
       117,394   FNMA #635070+/-                                                           3.01         05/01/2032          120,684
       226,964   FNMA #646643+/-                                                           3.24         06/01/2032          234,369
       180,905   FNMA #660508                                                              7.00         05/01/2013          187,565
        13,282   FNMA #675491+/-                                                           4.15         04/01/2033           13,902
       404,601   FNMA #724657+/-                                                           4.04         07/01/2033          425,358
                                                                                                                         10,587,949
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.41%
$      101,516   GNMA #780253                                                              9.50%        11/15/2017    $     112,466
       363,502   GNMA #780267                                                              9.00         11/15/2017          408,216
       304,883   GNMA #780664                                                             10.00         10/20/2017          339,094
       202,076   GNMA #781310                                                              8.00         01/15/2013          203,356
       195,616   GNMA #781311                                                              7.50         02/15/2013          196,774
       594,600   GNMA #781540                                                              7.00         05/15/2013          623,047
     1,696,402   GNMA #781614                                                              7.00         06/15/2033        1,907,669
                                                                                                                          3,790,622
                                                                                                                      -------------
TOTAL AGENCY SECURITIES (COST $19,851,124)                                                                               21,521,873
                                                                                                                      -------------
ASSET BACKED SECURITIES: 10.38%
     4,750,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-                  0.43         09/15/2011        4,749,841
     3,900,000   BANK OF AMERICA AUTO TRUST SERIES 2010-1A CLASS A2++                      0.75         06/15/2012        3,904,010
     4,000,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2008-A1 CLASS A1+/-              0.81         04/15/2013        4,003,299
     2,600,661   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-           0.93         11/15/2011        2,604,350
     2,000,000   CARMAX AUTO OWNER TRUST SERIES 2010-1 CLASS A2                            0.83         11/15/2012        1,998,235
     4,582,366   CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                 2003-5 CLASS 2M1+/-**                                                     1.13         05/25/2033        1,841,582
     3,400,000   CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                           0.49         01/15/2015        3,390,363
    11,000,000   CHASE ISSUANCE TRUST SERIES 2009-A2 CLASS A2+/-                           1.78         04/15/2014       11,243,441
     4,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2009-A1 CLASS A1+/-            1.98         03/17/2014        4,110,165
     7,298,334   CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A(i)          7.23         10/16/2028            2,281
     1,584,851   COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2007-S1 CLASS A1A+/-         0.34         02/25/2037        1,218,511
       757,204   DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                                3.81         07/08/2011          760,588
    24,203,428   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(i)++####                  0.83         09/29/2031          423,560
    30,690,225   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2E(i) ++####                0.83         09/29/2031          537,079
     3,000,000   FORD CREDIT AUTO OWNER TRUST SERIES 2007-A CLASS A4A                      5.47         06/15/2012        3,138,631
    10,183,958   HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                         1.73         02/25/2034        6,205,908
     7,169,298   HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                         1.20         03/25/2034        5,117,139
     1,805,747   HONDA AUTO RECEIVABLES 2008-1 OWNER TRUST ASSET BACKED NOTE
                 CLASS A3                                                                  4.47         01/18/2012        1,836,006
     6,500,000   HONDA AUTO RECEIVABLES 2010-1 OWNER TRUST CLASS A2                        0.62         02/21/2012        6,485,132
     3,500,000   MBNA CREDIT CARD MASTER NOTE TRUST 2005 9 CLASS A+/-                      0.27         04/15/2013        3,489,177
     7,667,766   MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-                 1.25         10/25/2033        6,149,593
       200,165   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                 CLASS AII+/-                                                              0.70         03/25/2032          184,991
     5,460,019   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10
                 CLASS M1+/-                                                               1.35         10/25/2033        3,499,321
     7,768,761   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-        1.65         04/25/2033        4,914,173
     7,150,000   USAA AUTO OWNER TRUST SERIES 2010-1 CLASS A2                              0.63         06/15/2012        7,126,390
     7,200,000   WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++             0.47         06/23/2012        6,732,000
TOTAL ASSET BACKED SECURITIES (COST $120,887,569)                                                                        95,665,766
                                                                                                                      -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.02%
     8,520,697   AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                            1.25         10/25/2033        5,862,029
     1,190,257   BANK OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2            5.50         10/25/2034        1,166,910
    37,285,294   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2001-PB1
                 CLASS XP+/-(i)++(c)                                                       1.53         05/11/2035          163,664
        13,442   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-            3.17         10/20/2032           13,020
    10,616,802   CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                    1.20         03/25/2034        7,323,756
       227,675   CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7 CLASS A+/-        2.67         03/25/2022          200,005
       256,357   COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z                8.00         09/20/2021          254,233
       757,344   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                 2001-HYB1 CLASS 1A1+/-                                                    2.93         06/19/2031          674,744
       447,591   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                 2001-HYB1 CLASS 2A1+/-                                                    2.49         06/19/2031          398,355
       342,739   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES 2004-20
                 CLASS 3A1+/-                                                              2.46         09/25/2034          242,055
       315,974   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-(i)           3.34         01/25/2022          313,223
        87,775   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-(i)          2.70         02/20/2021           87,717
     1,164,678   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                  0.98         09/25/2033          978,594

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    1,533,396   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6             9.50%        02/25/2042    $   1,710,216
       988,393   FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                                9.50         06/25/2030        1,107,309
     2,693,815   FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                               9.50         12/25/2041        3,017,915
     2,232,334   FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                               9.50         08/25/2041        2,500,912
     5,290,789   FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3                                5.21         07/25/2041        5,466,228
     3,125,673   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                9.50         11/25/2031        3,642,386
       172,685   FNMA SERIES 1988-4 CLASS Z                                                9.25         03/25/2018          195,140
       210,838   FNMA SERIES 1988-5 CLASS Z                                                9.20         03/25/2018          223,654
        94,017   FNMA SERIES 1988-9 CLASS Z                                                9.45         04/25/2018          103,777
       455,984   FNMA SERIES 1989-30 CLASS Z                                               9.50         06/25/2019          516,054
        95,572   FNMA SERIES 1989-49 CLASS E                                               9.30         08/25/2019          106,747
        91,838   FNMA SERIES 1990-111 CLASS Z                                              8.75         09/25/2020          100,749
       253,485   FNMA SERIES 1990-119 CLASS J                                              9.00         10/25/2020          287,341
       134,285   FNMA SERIES 1990-124 CLASS Z                                              9.00         10/25/2020          154,730
       457,387   FNMA SERIES 1990-21 CLASS Z                                               9.00         03/25/2020          522,647
       291,816   FNMA SERIES 1990-27 CLASS Z                                               9.00         03/25/2020          326,561
       161,639   FNMA SERIES 1990-30 CLASS D                                               9.75         03/25/2020          188,503
       150,902   FNMA SERIES 1990-77 CLASS D                                               9.00         06/25/2020          169,413
       615,904   FNMA SERIES 1991-132 CLASS Z                                              8.00         10/25/2021          684,616
       209,942   FNMA SERIES 1992-71 CLASS X                                               8.25         05/25/2022          231,579
     1,190,064   FNMA SERIES G-22 CLASS ZT                                                 8.00         12/25/2016        1,322,831
     2,214,753   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                                4.82         05/25/2042        2,209,855
       177,531   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                               3.96         06/25/2033          177,975
        77,785   FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                               4.60         08/25/2042           77,046
     6,597,385   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                4.72         08/25/2042        6,876,027
     2,835,507   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2000-1 CLASS A2         6.50         01/15/2033        2,908,976
     2,351,052   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C3
                 CLASS A2                                                                  6.96         09/15/2035        2,407,047
     2,759,016   GNMA SERIES 2007-69 CLASS TA+/-                                           4.98         06/16/2031        2,852,311
       146,194   GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A(i)++                      8.00         09/19/2027          147,608
     4,316,762   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                    0.63         06/25/2034        3,417,207
     3,642,437   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                    5.01         06/25/2034        3,146,025
     4,124,973   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++                 0.58         01/25/2036        3,537,145
     4,119,338   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++                 0.63         04/25/2036        3,429,351
     1,737,545   GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                        2.23         04/25/2032        1,374,026
       103,068   HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-                  2.94         06/25/2024           98,797
       256,194   HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-                  4.17         06/25/2024          251,542
       490,056   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-               0.29         10/25/2036          472,659
     2,157,273   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CIBC CLASS A3                                                        6.26         03/15/2033        2,214,799
       184,982   JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                       4.87         04/25/2035          184,452
     3,006,412   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                      4.82         06/25/2035        2,515,405
        53,795   MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                         3.03         10/25/2032           52,862
            82   MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2+/-(i)                     9.87         04/20/2021               23
        42,376   PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-              3.53         04/25/2018           38,394
        13,991   RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/-(i)++             0.48         04/26/2021           13,970
     9,648,097   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                        1.63         09/10/2035        5,840,669
     5,717,391   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B4+/-++                        1.83         09/10/2035        3,421,744
        70,822   SACO I TRUST SERIES 2005-2 CLASS A+/-(i)++                                0.43         04/25/2035           28,935
       806,353   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS A+/-         2.94         11/25/2020          792,285
     3,209,750   STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES 2001-4
                 CLASS A1+/-                                                               8.90         10/25/2024        3,029,884
       498,680   STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES 2001-4
                 CLASS A2+/-                                                               9.78         10/25/2024          471,412
       439,450   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-          0.75         02/25/2028          386,657
     3,236,142   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1
                 CLASS A(i)++                                                              8.36         04/15/2027        3,193,717
     4,123,496   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2
                 CLASS A(i)++                                                              8.19         07/15/2027        4,062,728
       169,663   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                       1.19         12/25/2034          139,205
       346,103   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2                       5.50         08/25/2032          336,586
       305,121   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3                       5.50         08/25/2032          289,437
     1,229,020   WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1(i)                    2.00         12/28/2037          905,693
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $117,251,764)                                                           101,560,067
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
CORPORATE BONDS & NOTES: 53.09%
AMUSEMENT & RECREATION SERVICES: 0.07%
$      600,000   SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                       1.68%        12/01/2010    $     600,000
                                                                                                                      -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.59%
     5,000,000   AUTOZONE INCORPORATED                                                     5.88         10/15/2012        5,442,625
                                                                                                                      -------------
BEVERAGES: 0.93%
     2,495,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                               3.00         10/15/2012        2,563,742
     6,000,000   DR PEPPER SNAPPLE GROUP INCORPORATED                                      1.70         12/21/2011        6,033,678
                                                                                                                          8,597,420
                                                                                                                      -------------
BUSINESS SERVICES: 0.35%
     3,000,000   THOMPSON CORPORATION                                                      6.20         01/05/2012        3,248,094
                                                                                                                      -------------
CABLE: 0.62%
     5,000,000   COMCAST CABLE HOLDINGS LLC                                                9.80         02/01/2012        5,696,885
                                                                                                                      -------------
CHEMICALS: 0.19%
     1,720,000   DOW CHEMICAL COMPANY                                                      6.13         02/01/2011        1,791,311
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 0.84%
     3,095,000   MOSAIC COMPANY SENIOR NOTES++                                             7.38         12/01/2014        3,308,930
     4,000,000   PRAXAIR INCORPORATED                                                      6.38         04/01/2012        4,409,596
                                                                                                                          7,718,526
                                                                                                                      -------------
COAL MINING: 0.35%
     3,000,000   CONSOL ENERGY INCORPORATED                                                7.88         03/01/2012        3,225,000
                                                                                                                      -------------
COMMUNICATIONS: 4.48%
     4,000,000   BRITISH TELECOMMUNICATIONS PLC                                            9.13         12/15/2010        4,249,988
     3,830,000   CBS CORPORATION                                                           6.63         05/15/2011        4,032,258
     4,000,000   CINGULAR WIRELESS SERVICES                                                8.13         05/01/2012        4,527,716
     1,000,000   COX COMMUNICATIONS INCORPORATED                                           7.75         11/01/2010        1,040,929
     5,000,000   COX ENTERPRISES INCORPORATED++                                            7.88         09/15/2010        5,163,665
     3,000,000   ECHOSTAR DBS CORPORATION                                                  6.38         10/01/2011        3,120,000
     3,000,000   QWEST CORPORATION                                                         7.88         09/01/2011        3,172,500
     2,500,000   SPRINT CAPITAL CORPORATION                                                7.63         01/30/2011        2,550,000
     3,000,000   TIME WARNER CABLE INCORPORATED                                            5.40         07/02/2012        3,219,246
     5,000,000   VERIZON NEW ENGLAND INCORPORATED                                          6.50         09/15/2011        5,325,035
     4,713,000   VIACOM INCORPORATED                                                       5.75         04/30/2011        4,927,776
                                                                                                                         41,329,113
                                                                                                                      -------------
DEPARTMENT STORES: 0.60%
     3,400,000   JCPENNEY COMPANY INCORPORATED                                             8.00         03/01/2010        3,400,000
     2,000,000   MACY'S RETAIL HOLDINGS INCORPORATED                                      10.63         11/01/2010        2,090,000
                                                                                                                          5,490,000
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 6.45%
     5,000,000   ALLFIRST PREFERRED CAPITAL TRUST+/-ss                                     1.75         07/15/2029        3,290,740
     2,700,000   BANK OF NEW YORK MELLON CORPORATION+/-ss                                  0.41         06/29/2012        2,711,877
     3,000,000   BARCLAYS BANK PLC                                                         2.50         01/23/2013        2,998,194
     7,500,000   CENTRAL FIDELITY CAPITAL I SERIES A+/-ss                                  1.25         04/15/2027        5,408,408
     5,000,000   DEUTSCHE BANK AG NEW YORK+/-                                              0.55         01/19/2012        5,000,000
     1,925,000   HUDSON UNITED BANK MAHWAH NJ SERIES BKNT                                  7.00         05/15/2012        2,065,413
     6,000,000   INTER-AMERICAN DEVELOPMENT BANK+/-ss                                      0.70         05/20/2014        6,088,794
     5,000,000   JPMORGAN CHASE & COMPANY+/-                                               1.00         02/26/2013        5,001,455

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
DEPOSITORY INSTITUTIONS (continued)
$    8,500,000   JPMORGAN CHASE & COMPANY SERIES 3+/-ss                                    0.50%        12/26/2012    $   8,576,492
     3,000,000   KEY BANK NA                                                               5.50         09/17/2012        3,187,131
     2,000,000   PNC FUNDING CORPORATION+/-ss                                              0.39         01/31/2012        1,972,082
     2,100,000   PNC FUNDING CORPORATION+/-ss                                              0.45         04/01/2012        2,110,939
     3,000,000   STATE STREET BANK & TRUST COMPANY SERIES FRN+/-ss                         0.45         09/15/2011        3,010,218
     3,000,000   WESTPAC BANKING CORPORATION                                               2.25         11/19/2012        3,015,228
     5,000,000   WESTPAC BANKING CORPORATION+/-++                                          0.44         12/14/2012        4,994,480
                                                                                                                         59,431,451
                                                                                                                      -------------
DIVERSIFIED FINANCIAL SERVICES: 0.70%
     1,500,000   AMERICAN EXPRESS TRAVEL                                                   0.43         06/01/2011        1,477,475
     5,000,000   DISCOVER FINANCIAL SERVICES+/-                                            0.78         06/11/2010        4,985,835
                                                                                                                          6,463,310
                                                                                                                      -------------
EATING & DRINKING PLACES: 0.70%
     3,000,000   DARDEN RESTAURANTS INCORPORATED                                           5.63         10/15/2012        3,238,719
     3,000,000   YUM! BRANDS INCORPORATED                                                  8.88         04/15/2011        3,242,049
                                                                                                                          6,480,768
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 4.17%
     3,000,000   ALLEGHENY ENERGY SUPPLY++                                                 8.25         04/15/2012        3,339,117
     5,972,000   ALLIED WASTE NORTH AMERICA INCORPORATED SERIES B                          5.75         02/15/2011        6,198,560
     3,000,000   CAROLINA POWER & LIGHT COMPANY                                            6.50         07/15/2012        3,320,307
     4,250,000   DOMINION RESOURCES INCORPORATED                                           4.75         12/15/2010        4,378,265
     3,000,000   EL PASO CORPORATION<<                                                     7.00         05/15/2011        3,104,685
     2,000,000   ENERGY TRANSFER PARTNERS LP                                               5.65         08/01/2012        2,160,216
     2,400,000   NEVADA POWER COMPANY SERIES A                                             8.25         06/01/2011        2,596,838
     4,000,000   OHIO POWER COMPANY+/-                                                     0.43         04/05/2010        4,000,684
     3,000,000   OHIO POWER COMPANY                                                        5.30         11/01/2010        3,091,890
     3,000,000   PEOPLES ENERGY CORPORATION                                                6.90         01/15/2011        3,134,466
       970,052   SALTON SEA FUNDING CORPORATION SERIES C                                   7.84         05/30/2010          977,502
     1,990,000   WISCONSIN ELECTRIC POWER COMPANY                                          6.50         04/01/2011        2,102,226
                                                                                                                         38,404,756
                                                                                                                      -------------
ELECTRONIC: 0.20%
     1,860,000   THERMO FISHER SCIENTIFIC++                                                2.15         12/28/2012        1,866,521
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 2.21%
     4,500,000   AGILENT TECHNOLOGIES INCORPORATED                                         4.45         09/14/2012        4,745,322
     4,000,000   BAE SYSTEMS HOLDINGS INCORPORATED++                                       6.40         12/15/2011        4,306,432
     4,000,000   MOTOROLA INCORPORATED                                                     8.00         11/01/2011        4,357,900
     7,000,000   NATIONAL SEMICONDUCTOR CORPORATION+/-                                     0.50         06/15/2010        6,989,220
                                                                                                                         20,398,874
                                                                                                                      -------------
ENERGY: 0.46%
     4,000,000   AQUILA INCORPORATED SENIOR NOTE                                           7.95         02/01/2011        4,197,936
                                                                                                                      -------------
FINANCIAL: 0.33%
     2,750,000   GRAND METRO INVESTMENT CORPORATION                                        9.00         08/15/2011        3,055,280
                                                                                                                      -------------
FINANCIAL SERVICES: 0.55%
     3,500,000   ANZ NATIONAL (INTERNATIONAL) LIMITED++                                    2.38         12/21/2012        3,518,449
     1,500,000   MASS MUTUAL GLOBAL FUNDING II++                                           3.63         07/16/2012        1,561,671
                                                                                                                          5,080,120
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
FOOD: 0.22%
$    1,980,000   AHOLD FINANCE USA LLC                                                     8.25%        07/15/2010    $   2,031,894
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS: 1.38%
     4,000,000   HJ HEINZ COMPANY++                                                       15.59         12/01/2020        4,972,840
     3,000,000   KRAFT FOODS INCORPORATED                                                  6.25         06/01/2012        3,266,253
     4,223,000   SARA LEE CORPORATION                                                      6.25         09/15/2011        4,508,656
                                                                                                                         12,747,749
                                                                                                                      -------------
FOOD STORES: 0.62%
     5,425,000   SAFEWAY INCORPORATED                                                      6.50         03/01/2011        5,717,576
                                                                                                                      -------------
FOREIGN BANKS: 3.07%
     6,000,000   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED+/-++                        0.53         06/18/2012        6,021,996
     4,000,000   BANCO SANTANDER CHILE++                                                   2.88         11/13/2012        4,013,736
     5,000,000   BANK OF TOKYO MITSUBISHI UFJ LIMITED++                                    2.60         01/22/2013        5,052,630
     6,000,000   COMMONWEALTH BANK AUSTRALIA                                               0.70         07/23/2014        5,986,846
     7,000,000   EUROPEAN INVESTMENT BANK                                                  2.63         11/15/2011        7,188,269
                                                                                                                         28,263,477
                                                                                                                      -------------
GAS DISTRIBUTION: 0.45%
     4,000,000   FLORIDA GAS TRANSMISSION COMPANY++                                        7.63         12/01/2010        4,173,180
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 0.67%
     5,630,000   KOHLS CORPORATION                                                         7.38         10/15/2011        6,163,223
                                                                                                                      -------------
HEALTH CARE: 0.55%
     5,000,000   LIFE TECHNOLOGIES CORPORATION                                             3.38         03/01/2013        5,032,730
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.54%
     5,000,000   BERKSHIRE HATHAWAY INCORPORATED+/-                                        0.68         02/11/2013        5,002,895
                                                                                                                      -------------
HOLDING COMPANY - DIVERSIFIED: 0.37%
     3,233,000   HUTCHISON WHAMPOA INTERNATIONAL++                                         7.00         02/16/2011        3,400,680
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.28%
     3,500,000   BLACK & DECKER CORPORATION                                                7.13         06/01/2011        3,738,861
     3,000,000   HEWLETT-PACKARD COMPANY+/-ss                                              1.30         05/27/2011        3,037,290
     5,000,000   INGERSOLL-RAND GLOBAL HOLDING COMPANY LIMITED+/-                          1.75         08/13/2010        5,028,315
                                                                                                                         11,804,466
                                                                                                                      -------------
INSURANCE CARRIERS: 3.07%
     4,000,000   CIGNA CORPORATION                                                         6.38         10/15/2011        4,282,880
     3,715,000   GENWORTH LIFE INSTITUTIONAL FUNDING TRUST++                               5.88         05/03/2013        3,790,723
     5,000,000   METROPOLITAN LIFE GLOBAL FUNDING I SENIOR NOTES+/-++                      0.65         07/13/2011        4,997,960
     3,000,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                              5.10         12/14/2011        3,134,871
     5,000,000   SUN LIFE FINANCIAL GLOBAL FUNDING LP+/-++                                 0.51         07/06/2010        4,997,590
     4,000,000   UNITEDHEALTH GROUP INCORPORATED+/-ss                                      1.55         02/07/2011        4,012,536
     3,000,000   WELLPOINT INCORPORATED                                                    5.00         01/15/2011        3,100,263
                                                                                                                         28,316,823
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 0.89%
     3,000,000   FRESENIUS MEDICAL CARE CAPITAL TRUST IV                                   7.88         06/15/2011        3,127,500
     5,000,000   XEROX CORPORATION                                                         7.13         06/15/2010        5,078,065
                                                                                                                          8,205,565
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
MEDIA: 0.46%
$    4,000,000   REED ELSEVIER CAPITAL INCORPORATED                                        6.75%        08/01/2011    $   4,276,728
                                                                                                                      -------------
MEDICAL PRODUCTS: 0.46%
     4,000,000   HOSPIRA INCORPORATED                                                      5.55         03/30/2012        4,282,992
                                                                                                                      -------------
MINING: 0.96%
     3,270,000   TECK COMINCO INCORPORATED LIMITED                                         7.00         09/15/2012        3,523,425
     5,000,000   XSTRADA CANADA CORPORATION<<                                              8.38         02/15/2011        5,313,955
                                                                                                                          8,837,380
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 0.37%
     3,139,906   CVS CAREMARK CORPORATION++                                                7.77         01/10/2012        3,398,462
                                                                                                                      -------------
MOTION PICTURES: 0.60%
     3,000,000   HISTORIC TW INCORPORATED                                                  9.13         01/15/2013        3,512,592
     2,000,000   VIACOM INCORPORATED                                                       7.70         07/30/2010        2,056,244
                                                                                                                          5,568,836
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.83%
     8,500,000   GENERAL ELECTRIC CAPITAL CORPORATION                                      5.72         08/22/2011        8,650,442
     3,000,000   NISSAN MOTOR ACCEPTANCE CORPORATION++                                     4.63         03/08/2010        3,000,750
     5,000,000   UNILEVER CAPITAL CORPORATION                                              7.13         11/01/2010        5,223,875
                                                                                                                         16,875,067
                                                                                                                      -------------
OFFICE SUPPLIES: 0.35%
     3,000,000   STAPLES INCORPORATED                                                      7.75         04/01/2011        3,204,918
                                                                                                                      -------------
OIL & GAS: 0.65%
     3,100,000   KERR MCGEE CORPORATION                                                    6.88         09/15/2011        3,334,952
     2,315,000   WESTERN OIL SANDS INCORPORATED                                            8.38         05/01/2012        2,617,202
                                                                                                                          5,952,154
                                                                                                                      -------------
OIL & GAS EXPLORATION: 0.39%
     3,334,000   DEVON FINANCING CORPORATION                                               6.88         09/30/2011        3,618,270
                                                                                                                      -------------
OIL & GAS EXTRACTION: 1.24%
     3,000,000   ENTERPRISE PRODUCTS PARTNERS OPERATING LP                                 7.50         02/01/2011        3,155,637
     2,020,000   WEATHERFORD INTERNATIONAL INCORPORATED                                    5.95         06/15/2012        2,182,450
     2,000,000   XTO ENERGY INCORPORATED                                                   5.00         08/01/2010        2,036,674
     3,640,000   XTO ENERGY INCORPORATED                                                   6.25         04/15/2013        4,072,727
                                                                                                                         11,447,488
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.35%
     3,000,000   VALERO ENERGY CORPORATION                                                 6.88         04/15/2012        3,272,592
                                                                                                                      -------------
PIPELINES: 1.22%
     1,500,000   ENTERPRISE PRODUCTS OPERATING LLC                                         7.63         02/15/2012        1,657,149
     2,839,000   KINDER MORGAN ENERGY PARTNERS                                             6.75         03/15/2011        2,997,981
     3,130,000   PLAINS ALL AMERICAN PIPELINE LP PAA FINANCE CORPORATION                   7.75         10/15/2012        3,534,665
     3,000,000   WILLIAMS COMPANIES INCORPORATED++                                         6.38         10/01/2010        3,070,293
                                                                                                                         11,260,088
                                                                                                                      -------------
PROPERTY - CASUALTY INSURANCE: 0.33%
     3,000,000   EVEREST REINSURANCE HOLDINGS INCORPORATED                                 8.75         03/15/2010        3,005,049
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
RAILROADS: 0.48%
$    4,180,000   CSX CORPORATION                                                           6.75%        03/15/2011    $   4,407,839
                                                                                                                      -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.97%
     3,000,000   FEDERATED RETAIL HOLDINGS INCORPORATED                                    5.35         03/15/2012        3,090,000
     1,000,000   HCP INCORPORATED                                                          5.63         02/28/2013        1,040,372
     2,000,000   HEALTHCARE REALTY TRUST INCORPORATED                                      8.13         05/01/2011        2,119,694
     4,501,000   HRPT PROPERTIES TRUST+/-ss                                                0.85         03/16/2011        4,416,269
     3,737,000   NATIONWIDE HEALTH PROPERTIES INCORPORATED                                 6.50         07/15/2011        3,882,534
     3,480,000   WASHINGTON REAL ESTATE INVESTMENT TRUST                                   5.95         06/15/2011        3,581,251
    18,130,120
                                                                                                                      -------------
RETAIL: 0.83%
     3,019,000   TARGET CORPORATION                                                        5.88         03/01/2012        3,284,168
     4,000,000   WESFARMERS LIMITED++                                                      7.00         04/10/2013        4,411,420
     7,695,588
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.54%
     3,821,000   JEFFERIES GROUP INCORPORATED                                              7.75         03/15/2012        4,135,480
     3,750,000   MERRILL LYNCH & COMPANY                                                   4.79         08/04/2010        3,811,485
     6,000,000   MORGAN STANLEY                                                            3.25         12/01/2011        6,249,726
    14,196,691
                                                                                                                      -------------
TRANSPORTATION: 0.35%
     3,091,000   RYDER SYSTEM INCORPORATED                                                 5.95         05/02/2011        3,197,269
                                                                                                                      -------------
WASTE MANAGEMENT: 0.45%
     3,705,000   WASTE MANAGEMENT INCORPORATED                                             6.38         11/15/2012        4,102,780
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.36%
     3,000,000   MCKESSON CORPORATION                                                      7.75         02/01/2012        3,346,470
                                                                                                                      -------------
TOTAL CORPORATE BONDS & NOTES (COST $488,064,861)                                                                       489,455,029
                                                                                                                      -------------
FOREIGN CORPORATE BONDS: 6.31%
     4,910,000   COVIDIEN INTERNATIONAL FINANCE                                            5.15        10/15/2010         5,041,387
     5,000,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 8.50        06/15/2010         5,110,055
     3,000,000   HUSKY ENERGY INCORPORATED                                                 6.25        06/15/2012         3,275,613
     3,700,000   MOLSON COORS CAPITAL FINANCE ULC                                          4.85        09/22/2010         3,782,677
     4,000,000   PROVINCE OF ONTARIO CANADA                                                3.38        05/20/2011         4,124,836
     2,790,000   RIO TINTO ALCAN INCORPORATED                                              6.45        03/15/2011         2,916,119
     3,500,000   ROGERS WIRELESS INCORPORATED                                              9.63        05/01/2011         3,825,728
     4,000,000   ROYAL BANK SCOTLAND PLC++                                                 1.45        10/20/2011         4,021,512
     2,500,000   TELECOM ITALIA CAPITAL                                                    4.88        10/01/2010         2,549,498
     2,000,000   TELECOM ITALIA CAPITAL+/-ss                                               0.73        02/01/2011         1,988,980
     4,500,000   TELEFONICA EUROPE BV                                                      7.75        09/15/2010         4,664,727
     3,830,000   TYCO ELECTRONICS GROUP SA                                                 6.00        10/01/2012         4,145,975
     5,000,000   VODAFONE GROUP PLC+/-ss                                                   0.59        06/15/2011         5,005,825
     5,500,000   WESTFIELD CAPITAL CORPORATION++                                           4.38        11/15/2010         5,646,817
     2,000,000   WOOLWORTHS LIMITED++                                                      5.25        11/15/2011         2,104,056
TOTAL FOREIGN CORPORATE BONDS (COST $57,454,562)                                                                         58,203,805
                                                                                                                      -------------
MUNICIPAL BONDS & NOTES: 5.20%
CALIFORNIA: 0.64%
     5,580,000   FRESNO COUNTY CA (MISCELLANEOUS REVENUE, NATL-RE FGIC INSURED)            6.27        08/15/2011         5,896,219
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
FLORIDA: 0.69%
$    6,378,750   EDUCATIONAL FUNDING OF THE SOUTH INCORPORATED (STUDENT LOAN
                 REVENUE, GTD STUDENT LOAN INSURED)+/-ss                                   0.51%        09/02/2013    $   6,379,797
                                                                                                                      -------------
GEORGIA: 0.13%
     1,175,000   GEORGIA MUNICIPAL GAS AUTHORITY TAXABLE GAS PORTFOLIO III SERIES F
                 (UTILITIES REVENUE)                                                       3.07         08/01/2011        1,199,346
                                                                                                                      -------------
IOWA: 0.07%
       625,000   CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E (TAX
                 INCREMENTAL REVENUE)                                                      5.34         06/01/2010          628,244
                                                                                                                      -------------
LOUISIANA: 0.78%
     3,000,000   PARISH OF IBERVILLE LA (IDR)+/-ss                                         5.50         06/01/2029        3,019,980
     4,000,000   STATE OF LOUISIANA (GAS & FUELS TAX REVENUE)+/-ss                         2.73         05/01/2043        4,000,000
       150,584   TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A (OTHER
                 REVENUE)                                                                  6.36         05/15/2025          149,695
                                                                                                                          7,169,675
                                                                                                                      -------------
NEW YORK: 1.07%
     1,785,000   BABYLON NY INDUSTRIAL DEVELOPMENT AGENCY TAXABLE COVANTA BABYLON
                 SERIES B (IDR)                                                            4.67         01/01/2012        1,813,667
     4,065,000   NEW YORK NY SERIES F (PROPERTY TAX REVENUE)+/-ss                          0.85         01/15/2012        4,036,626
     4,000,000   ONONDAGA COUNTY NY (LEASE REVENUE)                                        3.50         04/01/2013        4,011,720
                                                                                                                          9,862,013
                                                                                                                      -------------
OHIO: 0.44%
     4,000,000   COLUMBUS OHIO BUILD AMERICA BONDS (PROPERTY TAX REVENUE)                  2.26         07/01/2013        4,056,080
                                                                                                                      -------------
OREGON: 0.46%
     4,500,000   OREGON SCHOOL BOARD ASSOCIATION (OTHER REVENUE, NATL- RE FGIC
                 INSURED)                                                                  0.05         06/30/2012        4,258,260
                                                                                                                      -------------
PENNSYLVANIA: 0.75%
     7,200,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY TAXABLE CAPITAL
                 APPRECIATION LIMITED OBLIGATION SERIES D (RESOURCE RECOVERY
                 REVENUE)##                                                                0.04         12/15/2010        6,875,568
                                                                                                                      -------------
VIRGIN ISLANDS: 0.17%
     1,590,000   VIRGIN ISLANDS PFA SERIES A2 (OTHER REVENUE)                              3.00         10/01/2010        1,595,327
                                                                                                                      -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $47,628,957)                                                                         47,920,529
                                                                                                                      -------------
US TREASURY SECURITIES: 0.54%
US TREASURY NOTES: 0.54%
     5,000,000   US TREASURY NOTE                                                          0.88         01/31/2012        5,010,350
                                                                                                                      -------------
TOTAL US TREASURY SECURITIES (COST $5,003,068)                                                                            5,010,350
                                                                                                                      -------------
TERM LOANS: 0.43%
     4,000,000   DIRECTV HOLDINGS LLC                                                      1.72         04/13/2013        3,981,240
TOTAL TERM LOANS (COST $3,995,018)                                                                                        3,981,240
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

    SHARES       SECURITY NAME                                                            YIELD       MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL FOR SECURITIES LENDING: 0.09%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.00%
        38,436   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                  0.11%                      $      38,436
                                                                                                                      -------------

   PRINCIPAL                                                                          INTEREST RATE
--------------                                                                        -------------
COLLATERAL INVESTED IN OTHER ASSETS: 0.09%
$          961   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                               0.25    03/02/2010               961
         3,844   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                 0.25    03/03/2010             3,844
         2,883   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                               0.26    03/04/2010             2,883
         2,402   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                               0.26    03/05/2010             2,402
         4,564   ANGLO IRISH BANK CORPORATION++                                                0.25    03/03/2010             4,564
           528   ANTALIS US FUNDING CORPORATION++(p)                                           0.18    03/05/2010               528
         4,804   ANTALIS US FUNDING CORPORATION++(p)                                           0.20    03/08/2010             4,804
         2,883   ASB BANK++                                                                    0.17    03/08/2010             2,883
         8,168   AUTOBAHN FUNDING COMPANY LLC++(p)                                             0.20    03/03/2010             8,167
         5,765   AUTOBAHN FUNDING COMPANY LLC++(p)                                             0.22    03/15/2010             5,765
        13,933   BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOCIATION
                 (CAYMAN ISLANDS)                                                              0.10    03/01/2010            13,933
        49,967   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $49,967)                           0.12    03/01/2010            49,967
         4,804   BANK OF IRELAND                                                               0.50    03/02/2010             4,804
        14,413   BARTON CAPITAL CORPORATION++(p)                                               0.17    03/02/2010            14,413
           480   BEETHOVEN FUNDING CORPORATION++(p)                                            0.30    03/03/2010               480
           480   BEETHOVEN FUNDING CORPORATION++(p)                                            0.30    03/04/2010               480
         1,345   BEETHOVEN FUNDING CORPORATION++(p)                                            0.30    03/05/2010             1,345
           961   BELMONT FUNDING LLC++(p)                                                      0.35    03/03/2010               961
        49,967   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $49,967)                                                                      0.12    03/01/2010            49,967
        15,134   BPCE SA++                                                                     0.20    03/12/2010            15,133
        14,591   BTM CAPITAL CORPORATION++                                                     0.20    03/04/2010            14,591
           528   CALCASIEU PARISH LA+/-ss                                                      0.31    12/01/2027               528
        11,531   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                         0.14    11/01/2026            11,531
         1,537   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                   0.26    06/01/2028             1,537
        13,212   CALYON (NEW YORK)                                                             0.25    03/18/2010            13,213
        12,492   CANCARA ASSET SECURITIZATION LIMITED++(p)                                     0.20    03/12/2010            12,491
         1,274   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                     0.23    10/01/2038             1,274
         2,402   COOK COUNTY IL+/-ss                                                           0.23    11/01/2030             2,402
        13,453   DANSKE BANK A/S COPENHAGEN                                                    0.20    03/02/2010            13,453
         8,168   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                  0.31    12/15/2037             8,168
         4,228   DEXIA BANK (GRAND CAYMAN)                                                     0.22    03/05/2010             4,228
         5,285   DEXIA DELAWARE LLC                                                            0.22    03/01/2010             5,285
         5,285   DEXIA DELAWARE LLC                                                            0.22    03/04/2010             5,285
        12,732   ENI COORDINATION CENTER SA++                                                  0.18    03/03/2010            12,732
         5,285   FORTIS BANK NV SA                                                             0.18    03/01/2010             5,285
         2,162   FORTIS BANK NV SA                                                             0.18    03/03/2010             2,162
         3,964   FORTIS BANK NV SA                                                             0.18    03/04/2010             3,964
         3,844   GDF SUEZ++                                                                    0.17    03/01/2010             3,844
         4,804   GDF SUEZ++                                                                    0.17    03/02/2010             4,804
         2,402   GDF SUEZ++                                                                    0.18    03/16/2010             2,402
         3,363   GDF SUEZ++                                                                    0.18    03/17/2010             3,363
        34,194   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $34,194)                           0.12    03/01/2010            34,194
        15,374   GOTHAM FUNDING CORPORATION++(p)                                               0.17    03/01/2010            15,374
         9,609   GRAMPIAN FUNDING LLC++(p)                                                     0.23    03/12/2010             9,608
        68,768   GRYPHON FUNDING LIMITED(i)(a)                                                 0.00    08/05/2010            28,140
         6,726   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                      0.13    05/01/2023             6,726
         4,877   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                      0.13    07/01/2034             4,877
         7,899   HAMILTON COUNTY OH HOSPITALS+/-ss                                             0.16    05/15/2037             7,899
           793   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         0.23    11/01/2042               793
         3,892   HOUSTON TX UTILITY SYSTEM+/-ss                                                0.19    05/15/2034             3,892
         1,374   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                       0.22    07/01/2029             1,374
           961   INDIANA MUNICIPAL POWER AGENCY+/-ss                                           0.23    01/01/2018               961

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
--------------   ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        1,441   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.23%        04/15/2025    $       1,441
        15,374   KOCH RESOURCES LLC++                                                      0.17         03/02/2010           15,374
        15,374   LLOYDS TSB BANK PLC                                                       0.17         03/04/2010           15,374
         1,585   LMA AMERICAS LLC++(p)                                                     0.17         03/05/2010            1,585
        11,915   MASSACHUSETTS HEFA+/-ss                                                   0.19         10/01/2034           11,915
        15,374   METLIFE SHORT TERM FUND++(p)                                              0.19         03/12/2010           15,373
         1,319   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                 0.16         02/01/2036            1,319
        48,045   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $48,045)                       0.08         03/01/2010           48,045
         1,249   NATIONWIDE BUILDING SOCIETY++                                             0.18         03/15/2010            1,249
        15,374   NATIXIS                                                                   0.21         03/18/2010           15,374
           961   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.23         01/01/2018              961
        10,570   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                   0.17         07/01/2034           10,570
         9,609   NEWPORT BEACH CA REVENUE+/-ss                                             0.19         12/01/2040            9,609
           264   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20         03/05/2010              264
           961   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20         03/16/2010              961
         2,160   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.22         01/01/2034            2,160
         2,402   REGENCY MARKETS #1 LLC++(p)                                               0.16         03/05/2010            2,402
        12,011   REGENCY MARKETS #1 LLC++(p)                                               0.18         03/17/2010           12,010
        15,374   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                    0.18         03/05/2010           15,374
         6,486   RHEINGOLD SECURITISATION LIMITED++(p)                                     0.20         03/10/2010            6,486
        13,453   ROYAL BANK OF SCOTLAND                                                    0.20         03/18/2010           13,453
        13,453   SANPAOLO IMI BANK (NEW YORK)                                              0.17         03/01/2010           13,453
           480   SOCIETE GENERALE NORTH AMERICA                                            0.17         03/04/2010              480
         9,609   SOCIETE GENERALE NORTH AMERICA                                            0.19         03/18/2010            9,608
         8,168   SURREY FUNDING CORPORATION++(p)                                           0.18         03/19/2010            8,167
         6,246   TASMAN FUNDING INCORPORATED++(p)                                          0.20         03/15/2010            6,245
         3,171   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.14         07/01/2032            3,171
         7,687   UBS AG (STAMFORD CT)                                                      0.15         03/09/2010            7,687
        15,374   UNICREDITO ITALIANO (NEW YORK)                                            0.22         03/10/2010           15,374
         1,441   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.21         12/15/2040            1,441
       212,730   VFNC CORPORATION+/-(i)(a)++                                               0.23         09/30/2010          110,619
        15,374   WINDMILL FUNDING CORPORATION++(p)                                         0.17         03/03/2010           15,374
                                                                                                                            827,582
                                                                                                                      -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $843,623)                                                                     866,018
                                                                                                                      -------------

    SHARES                                                                                YIELD
--------------                                                                        -------------
SHORT-TERM INVESTMENTS: 9.35%
MUTUAL FUNDS: 9.27%
    85,497,837   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                           0.08                          85,497,837
                                                                                                                      -------------

  PRINCIPAL                                                                                           INTEREST RATE
--------------                                                                                        -------------
US TREASURY BILLS: 0.08%
$      700,000   US TREASURY BILL## #                                                      0.06         03/25/2010          699,970
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $86,197,807)                                                                          86,197,807
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $947,178,353)*                                                         98.75%                                     910,382,484
OTHER ASSETS AND LIABILITIES, NET                                             1.25                                       11,492,740
                                                                             -----                                    -------------
TOTAL NET ASSETS                                                            100.00%                                   $ 921,875,224
                                                                            ------                                    -------------

+/-  VARIABLE RATE INVESTMENTS.

(i)  ILLIQUID SECURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS                 PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2010 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(p)  ASSET-BACKED COMMERCIAL PAPER.

**   STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $85,497,837.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $947,263,609 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 10,255,556
GROSS UNREALIZED DEPRECIATION    (47,136,681)
                                ------------
NET UNREALIZED DEPRECIATION     $(36,881,125)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIOS OF INVESTMENTS

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.


REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund's investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the nine months ended February 28, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TERM LOANS

The Funds may invest in term loans. The Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower. There could be potential loss to the Fund in the event of default by the borrower.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of February 28, 2010, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

                                  DEFAULTED/IMPAIRED/
                                     RESTRUCTURED
                                     SIVS ($VALUE)      %OF NET ASSETS
                                  -------------------   --------------
Government Securities Fund            $13,246,088            0.66
High Income Fund                        1,499,133            0.25
Short-Term Bond Fund                      931,251            0.17
Short-Term High Yield Bond Fund           200,904            0.06
Ultra Short-Term Income Fund              138,759            0.02

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of February 28, 2010, in valuing the Funds' investments in securities:

                                                           SIGNIFICANT
                                                             OTHER       SIGNIFICANT
                                                           OBSERVABLE    UNOBSERVABLE
                                           QUOTED PRICE      INPUTS         INPUTS
                                              LEVEL 1       LEVEL 2         LEVEL 3         TOTAL
                                           ------------  --------------  ------------  --------------
GOVERNMENT SECURITIES FUND
   Asset backed securities                 $          0  $   27,553,552  $         0   $   27,553,552
   Collateralized mortgage obligations                0     332,076,440            0      332,076,440
   Corporate debt securities                          0     265,802,238   13,246,088      279,048,326
   Debt securities issued by states in
      the U.S. and its political
      subdivisions                                    0      63,711,465            0       63,711,465
   Debt securities issued by
      U.S. Treasury and
      U.S. government agencies                        0   1,556,429,041    1,019,782    1,557,448,823
   Short-term investments                   436,357,110     106,774,407            0      543,131,517
                                           ------------  --------------  -----------   --------------
                                           $436,357,110  $2,352,347,143  $14,265,870   $2,802,970,123
                                           ------------  --------------  -----------   --------------
HIGH INCOME FUND
   Corporate debt securities                          0     589,789,504    1,509,427      591,298,931
   Debt securities issued by states in
      the U.S. and its political
      subdivisions                                    0       4,198,062    2,817,500        7,015,562
   Loans                                              0               0    5,413,194        5,413,194
   Short-term investments                    22,262,898       2,690,031            0       24,952,929
                                           ------------  --------------  -----------   --------------
                                           $ 22,262,898  $  596,677,597  $ 9,740,121   $  628,680,616
                                           ------------  --------------  -----------   --------------
SHORT-TERM BOND FUND
   Asset backed securities                 $          0  $   36,315,163  $ 3,003,432   $   39,318,595
   Collateralized mortgage obligations                0      34,710,568      129,933       34,840,501
   Corporate debt securities                          0     317,122,657      931,252      318,053,909
   Debt securities issued by states in
      the U.S. and its political
      subdivisions                                    0      51,789,419            0       51,789,419
   Debt securities issued by
      U.S. Treasury and
      U.S. government agencies                        0      47,891,135        5,566       47,896,701
   Loans                                                                   1,498,755        1,498,755
   Short-term investments                    54,481,590       2,901,767            0       57,383,357
                                           ------------  --------------  -----------   --------------
                                           $ 54,481,590  $  490,730,709  $ 5,568,938   $  550,781,237
                                           ------------  --------------  -----------   --------------
SHORT-TERM HIGH YIELD BOND FUND
   Collateralized mortgage obligations     $          0  $      187,434  $         0   $      187,434
   Corporate debt securities                          0     239,151,856    3,199,254      242,351,110
   Debt securities issued by states in
      the U.S. and its political
      subdivisions                                    0       1,617,012            0        1,617,012
   Loans                                              0               0   94,480,513       98,480,513
   Short-term investments                    25,945,090          75,901            0       26,020,991
                                           ------------  --------------  -----------   --------------
                                           $ 25,945,090  $  241,032,203  $97,679,767   $  364,657,060
                                           ------------  --------------  -----------   --------------
ULTRA SHORT-TERM INCOME FUND
   Asset backed securities                 $          0  $   87,970,846  $ 7,694,920   $   95,665,766
   Collateralized mortgage obligations                0     101,560,067            0      101,560,067
   Corporate debt securities                          0     548,072,376      138,759      548,211,135
   Debt securities issued by states in
      the U.S. and its
      political subdivisions                          0      48,013,637            0       48,013,637
   Debt securities issued by
      U.S. Treasury and
      U.S. government agencies                        0      27,232,193            0       27,232,193
   Loans                                                              0    3,981,240        3,981,240
   Short-term investments                    85,536,273         182,173            0       85,718,446
                                           ------------  --------------  -----------   --------------
                                           $ 85,536,273  $  813,031,292  $11,814,919   $  910,382,484
                                           ------------  --------------  -----------   --------------

As of February 28, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                                                TOTAL
                                                              UNREALIZED
                                                             APPRECIATION/
INCOME FUNDS*                   LEVEL 1   LEVEL 2  LEVEL 3  (DEPRECIATION)
-------------                 ----------- -------  -------  --------------
Government Securities Fund    $1,224,726    $0       $0       $1,224,726
Short-Term Bond Fund             (61,252)    0        0          (61,252)
Ultra Short-Term Income Fund    (582,027)    0        0         (582,027)

*    Other financial instrument include futures transactions.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                           GOVERNMENT       HIGH       SHORT-TERM     SHORT-TERM      ULTRA
                                           SECURITIES      INCOME         BOND        HIGH YIELD   SHORT-TERM
                                              FUND          FUND          FUND        BOND FUND    INCOME FUND
                                          ------------   -----------   -----------   -----------   -----------
ASSET-BACKED SECURITIES
   Balance as of May 31, 2009             $          0   $         0   $ 6,196,213   $         0   $19,853,831
      Accrued discounts (premiums)                   0             0             0             0             0
      Realized gain (loss)                           0             0             0             0             0
      Change in unrealized appreciation
         (depreciation)                              0             0       248,113             0       567,251
      Net purchases (sales)                          0             0    (3,670,798)            0    (5,531,948)
      Net transfer in (out) of Level 3               0             0    (2,227,648)            0    (7,194,214)
   Balance as of February 28, 2010                   0             0       545,880             0     7,694,920
CORPORATE DEBT SECURITIES:
   Balance as of May 31, 2009               11,349,914     5,403,754       797,942       182,227       118,896
      Accrued discounts (premiums)                   0             0             0             0             0
      Realized gain (loss)                 (14,239,016)   (1,243,910)     (332,584)     (113,653)     (290,250)
      Change in unrealized appreciation
         (depreciation)                      2,779,539       347,651       195,413        49,244        29,117
      Net purchases (sales)                 13,355,651    (2,127,762)    (400,414)     3,081,436       280,996
      Net transfer in (out) of Level 3               0      (870,306)            0             0             0
   Balance as of February 28, 2010          13,246,088     1,509,427     1,061,185     3,199,254     138,759
COLLATERALIZED MORTGAGE OBLIGATIONS
   Balance as of May 31, 2009                1,469,903             0     2,457,552             0             0
      Accrued discounts (premiums)                   0             0             0             0             0
      Realized gain (loss)                           0             0             0             0             0
      Change in unrealized appreciation
         (depreciation)                         (4,652)            0             0             0             0
      Net purchases (sales)                   (445,469)            0         5,566             0             0
      Net transfer in (out) of Level 3               0             0             0             0             0
   Balance as of February 28, 2010           1,019,782             0     2,463,118             0             0
DEBT SECURITIES ISSUED BY STATES IN THE
   U.S. AND ITS POLITICAL SUBDIVISIONS
   Balance as of May 31, 2009                        0             0             0             0             0
      Accrued discounts (premiums)                   0             0             0             0             0
      Realized gain (loss)                           0             0             0             0             0
      Change in unrealized appreciation
         (depreciation)                              0             0             0             0             0
      Net purchases (sales)                          0     2,817,500             0             0             0
      Net transfer in (out) of Level 3               0             0             0             0             0
   Balance as of February 28, 2010                   0     2,817,500             0             0             0

LOANS
    Balance as of May 31, 2009                       0             0             0              0            0
      Accrued discounts (premiums)                   0             0             0              0            0
      Realized gain (loss)                           0             0             0              0            0
      Change in unrealized appreciation
         (depreciation)                              0             0             0              0            0
      Net purchases (sales)                          0     5,413,194     1,498,755      4,480,513    3,981,240
      Net transfer in (out) of Level 3               0             0             0              0            0
    Balance as of February 28, 2010                  0     5,413,194     1,498,755     94,480,513    3,981,240





                                          GOVERNMENT    HIGH    SHORT-TERM  SHORT-TERM     ULTRA
                                          SECURITIES   INCOME      BOND     HIGH YIELD  SHORT-TERM
                                             FUND       FUND       FUND     BOND FUND   INCOME FUND
                                          ----------  --------  ----------  ---------   ----------
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end of
   reporting period
Asset backed securities                   $        0  $      0   $248,113    $     0      $567,251
Corporate debt securitites                 2,779,539   347,651    195,412     49,244        29,117
Collateralized mortgage obligations           (4,652)        0          0          0             0

DERIVATIVE TRANSACTIONS

During the nine month ended February 28, 2010, the Funds entered into futures contracts for hedging and speculative purposes.

At February 28, 2010, High Income Fund did not have any open contract but had an average contract amount of $10,932,538 in future contracts during the nine months ended February 28, 2010. At February 28, 2010, Government Securities Fund, Short-Term Bond Fund, and Ultra Short-Term Income Fund had long and short futures contracts outstanding as follows:

                                                                                                    NET
                                                                                                 UNREALIZED
                                                                             INITIAL CONTRACT  APPRECIATION
                              EXPIRATION DATE  CONTRACTS        TYPE              AMOUNT       (DEPRECIATION)
                              ---------------  ---------  -----------------  ----------------  --------------
Government Securities Fund          June 2010   835 Long  US Treasury Long    $  96,665,883      $1,433,570
Government Securities Fund          June 2010    99 Long  US Treasury Long       11,386,829          90,984
Government Securities Fund          June 2010  502 Short  US Treasury Short    (108,853,797)       (299,828)
Short-Term Bond Fund                June 2010   79 Short  US Treasury Short      (9,097,811)        (61,252)
Ultra Short-Term Income Fund        June 2010  842 Short  US Treasury Short    (182,579,432)       (502,943)
Ultra Short-Term Income Fund        June 2010  102 Short  US Treasury Short     (11,746,541)        (79,084)

Government Securities Fund, Short-Term Bond Fund, and Ultra Short-Term Income had an average contract amounts of $108,336,709, $31,442,533, and $117,863,413, respectively in futures contracts during the nine months ended February 28, 2010.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  April 23, 2010


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Kasey L. Phillips, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  April 23, 2010


/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer
Wells Fargo Funds Trust

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch
                                            ------------------------------------
                                            Karla M. Rabusch
                                            President

                                        Date: April 23, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch
                                            ------------------------------------
                                           Karla M. Rabusch
                                           President

                                        Date: April 23, 2010


                                        By: /s/ Kasey L. Phillips
                                            ------------------------------------
                                            Kasey L. Phillips
                                            Treasurer

                                            Date: April 23, 2010